UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Low-Priced Stock Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	5.9
Seagate Technology LLC	3.4
Ross Stores, Inc.	3.2
Best Buy Co., Inc.	3.1
Next PLC	2.4
Metro, Inc. Class A (sub. vtg.)	2.1
Unum Group	2.0
Aetna, Inc.	2.0
ANSYS, Inc.	1.6
Barratt Developments PLC	1.5
27.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Consumer Discretionary	23.9
Information Technology	18.7
Health Care	13.4
Financials	10.5
Consumer Staples	8.6

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	91.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Foreign investments - 45.0%

Schedule of Investments January 31, 2018

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.2%
Adient PLC	474,243	$30,731
ASTI Corp. (a)(b)	185,100	8,330
Cooper Tire & Rubber Co.	593,956	23,224
ElringKlinger AG (a)	758,900	17,629
G-Tekt Corp.	74,600	1,523
Gentex Corp.	2,593,082	61,404
GUD Holdings Ltd.	301,745	2,981
Hi-Lex Corp.	1,435,300	36,779
INFAC Corp.	325,139	1,466
INZI Controls Co. Ltd. (b)	1,516,000	10,642
Motonic Corp. (b)	3,250,000	32,810
Murakami Corp. (b)	799,800	25,368
Nippon Seiki Co. Ltd.	2,697,200	55,892
Piolax, Inc. (b)	2,540,100	76,203
S&T Holdings Co. Ltd. (b)	885,108	12,865
Samsung Climate Control Co. Ltd. (b)	499,950	5,561
Sewon Precision Industries Co. Ltd. (b)	500,000	7,455
SJM Co. Ltd. (b)	1,282,000	6,004
SJM Holdings Co. Ltd. (b)	1,332,974	5,844
Strattec Security Corp. (b)	309,351	11,925
Sungwoo Hitech Co. Ltd.	1,888,517	12,445
TBK Co. Ltd.	946,000	4,922
Yachiyo Industry Co. Ltd.	916,000	14,192
Yutaka Giken Co. Ltd. (b)	1,254,800	33,108
		499,303
Distributors - 0.2%
Central Automotive Products Ltd.	76,900	1,234
Chori Co. Ltd.	439,800	7,917
Nakayamafuku Co. Ltd.	836,000	5,950
PALTAC Corp.	123,700	5,492
SPK Corp.	259,100	7,327
Uni-Select, Inc.	1,683,000	37,204
		65,124
Diversified Consumer Services - 0.7%
American Public Education, Inc. (c)	763,651	19,397
Clip Corp. (b)	278,000	2,554
Cross-Harbour Holdings Ltd.	2,372,000	3,881
Houghton Mifflin Harcourt Co. (c)	824,100	6,922
Meiko Network Japan Co. Ltd.	324,600	3,946
Service Corp. International	152,310	6,088
ServiceMaster Global Holdings, Inc. (c)	434,262	22,894
Shingakukai Holdings Co. Ltd.	147,500	896
Step Co. Ltd. (b)	1,100,700	19,331
Weight Watchers International, Inc. (a)(b)(c)	3,400,000	218,586
		304,495
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp. (b)	177,053	4,515
Bluegreen Vacations Corp.	223,090	4,236
Bojangles', Inc. (c)	74,245	910
Brinker International, Inc. (a)	148,396	5,393
BRONCO BILLY Co. Ltd. (a)	25,000	803
Create Restaurants Holdings, Inc.	749,100	8,306
El Pollo Loco Holdings, Inc. (c)	96,100	966
Flanigans Enterprises, Inc.	83,023	1,984
Greggs PLC	758,992	14,214
Hiday Hidaka Corp. (b)	2,097,400	66,488
Ibersol SGPS SA	776,825	11,525
Koshidaka Holdings Co. Ltd.	102,580	5,692
Kura Corp. Ltd.	49,900	3,028
Nagacorp Ltd.	476,000	389
Royal Caribbean Cruises Ltd.	29,717	3,969
Sportscene Group, Inc. Class A (b)(c)	338,800	2,080
St. Marc Holdings Co. Ltd.	946,500	26,850
The Monogatari Corp.	210,600	20,247
The Restaurant Group PLC	6,639,926	23,927
TORIDOLL Holdings Corp.	93,700	3,288
Wyndham Worldwide Corp.	25,602	3,178
		211,988
Household Durables - 3.5%
Abbey PLC (b)	1,814,500	33,341
Barratt Developments PLC (b)	73,811,933	613,301
Bellway PLC	4,000,092	188,617
D.R. Horton, Inc.	3,017,417	148,004
Dorel Industries, Inc. Class B (sub. vtg.)	2,703,300	67,780
Emak SpA	4,483,500	8,472
First Juken Co. Ltd. (b)	1,430,900	23,196
Hamilton Beach Brands Holding Co.:
Class A	180,389	4,638
Class B	185,192	4,761
Helen of Troy Ltd. (b)(c)	1,873,111	174,480
Henry Boot PLC	3,326,051	16,151
Iida Group Holdings Co. Ltd.	226,500	4,495
M/I Homes, Inc.	101,941	3,297
P&F Industries, Inc. Class A (b)	320,907	2,407
PulteGroup, Inc.	413,077	13,148
Q.E.P. Co., Inc.	30,673	874
Sanei Architecture Planning Co. Ltd. (b)	1,236,900	26,305
Stanley Furniture Co., Inc. (c)	272,760	185
Taylor Morrison Home Corp. (c)	195,380	4,969
Token Corp.	654,900	75,384
Toll Brothers, Inc.	99,684	4,643
Tupperware Brands Corp.	30,158	1,742
		1,420,190
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,209,200	88,748
Liberty Interactive Corp. QVC Group Series A (c)	1,085,003	30,478
		119,226
Leisure Products - 0.2%
Accell Group NV (b)	1,822,558	52,723
Amer Group PLC (A Shares)	163,900	4,625
Fenix Outdoor AB Class B (c)(d)	32,298	0
Kabe Husvagnar AB (B Shares)	283,098	7,006
Mars Engineering Corp.	541,300	12,036
Mattel, Inc. (a)	445,400	7,055
Miroku Corp.	718,000	2,912
Vista Outdoor, Inc. (c)	48,099	729
		87,086
Media - 0.8%
Corus Entertainment, Inc. Class B (non-vtg.)	598,500	4,107
Discovery Communications, Inc.:
Class A (a)(c)	1,880,859	47,153
Class C (non-vtg.) (a)(c)	49,497	1,181
Gannett Co., Inc.	1,010,128	11,920
Harte-Hanks, Inc. (c)	757,160	637
Hyundai HCN	2,723,979	11,051
Informa PLC	460,993	4,557
Intage Holdings, Inc. (b)	3,404,900	43,548
Ipsos SA	9,002	344
ITE Group PLC	88,892	218
KK Culture Holdings Ltd. (c)	13,868,000	3,528
Lions Gate Entertainment Corp. Class B (c)	149,330	4,779
MSG Network, Inc. Class A (c)	381,399	9,154
Multiplus SA	536,800	5,931
Pico Far East Holdings Ltd.	18,938,000	7,577
Proto Corp.	240,400	3,628
RKB Mainichi Broadcasting Corp.	43,300	2,422
Saga Communications, Inc. Class A	406,048	16,080
Sky Network Television Ltd.	5,974,489	12,812
STW Group Ltd.	4,190,083	3,174
Tegna, Inc.	1,081,991	15,656
Television Broadcasts Ltd.	3,520,200	12,555
TOW Co. Ltd. (b)	1,871,100	17,410
TVA Group, Inc. Class B (non-vtg.) (c)	3,158,303	10,014
Twenty-First Century Fox, Inc.:
Class A	650,000	23,985
Class B	45,943	1,676
Viacom, Inc. Class B (non-vtg.)	998,803	33,380
WOWOW INC.	188,500	5,896
		314,373
Multiline Retail - 2.6%
Lifestyle China Group Ltd. (c)	34,779,500	10,404
Lifestyle International Holdings Ltd.	36,235,500	54,659
Next PLC (b)	13,300,388	961,602
Watts Co. Ltd. (b)	941,500	9,947
		1,036,612
Specialty Retail - 12.5%
Aaron's, Inc. Class A	87,864	3,593
Abercrombie & Fitch Co. Class A (b)	5,082,485	105,258
Adastria Co. Ltd. (a)	193,300	4,130
AT-Group Co. Ltd.	1,118,900	32,866
AutoCanada, Inc. (a)	204,200	3,818
AutoZone, Inc. (c)	762,034	583,291
Bed Bath & Beyond, Inc. (b)	10,150,627	234,276
Best Buy Co., Inc. (b)	17,198,142	1,256,496
BMTC Group, Inc. (b)	3,717,700	51,292
Bonia Corp. Bhd	2,503,000	321
Bonjour Holdings Ltd. (c)	3,969,000	132
Buffalo Co. Ltd.	95,200	1,046
Burlington Stores, Inc. (c)	43,160	5,253
Cars.com, Inc. (a)	439,092	13,037
Cash Converters International Ltd. (c)	22,557,233	6,816
Chico's FAS, Inc.	639,072	6,078
Delek Automotive Systems Ltd.	753,100	5,856
DSW, Inc. Class A	4,375,477	87,641
Dunelm Group PLC	664,142	6,035
Ff Group (b)(c)	4,458,294	106,719
Formosa Optical Technology Co. Ltd.	1,362,000	3,034
Fourlis Holdings SA	284,465	2,077
Francesca's Holdings Corp. (c)	98,362	573
GameStop Corp. Class A (a)(b)	9,738,564	163,705
Genesco, Inc. (c)	668,200	23,287
GNC Holdings, Inc. Class A (c)	904,518	3,935
Goldlion Holdings Ltd.	22,430,000	9,003
Guess?, Inc. (b)	5,045,445	92,685
Halfords Group PLC	1,223,548	5,907
Hour Glass Ltd.	8,519,900	4,352
IA Group Corp. (b)	120,240	4,213
JB Hi-Fi Ltd.	108,380	2,553
John David Group PLC	8,078,684	42,005
Jumbo SA (b)	10,245,537	202,508
K's Holdings Corp.	3,366,100	94,024
Ku Holdings Co. Ltd.	869,200	9,341
Le Chateau, Inc. Class B (sub. vtg.) (c)	634,300	101
Leon's Furniture Ltd.	190,400	2,724
Lewis Group Ltd.	1,100,800	3,113
Mr. Bricolage SA (b)	879,426	16,487
Murphy U.S.A., Inc. (c)	33,360	2,846
Nafco Co. Ltd. (b)	1,980,700	36,632
Office Depot, Inc.	684,514	2,225
Pal Group Holdings Co. Ltd.	374,500	10,715
Ross Stores, Inc.	15,600,000	1,285,284
Sa Sa International Holdings Ltd.	3,296,000	1,433
Sacs Bar Holdings, Inc.	378,500	4,219
Sally Beauty Holdings, Inc. (c)	1,121,972	18,636
Second Chance Properties Ltd.	1,844,100	351
Second Chance Properties Ltd. warrants 1/23/20	1,941,600	15
Sonic Automotive, Inc. Class A (sub. vtg.)	1,070,580	23,071
The Buckle, Inc. (a)(b)	4,600,330	92,237
Urban Outfitters, Inc. (c)	3,250,000	110,858
USS Co. Ltd.	6,586,400	147,512
Vitamin Shoppe, Inc. (c)	587,036	2,495
Williams-Sonoma, Inc.	185,545	9,505
Workman Co. Ltd. (b)	2,255,800	96,900
Zumiez, Inc. (c)	161,900	3,359
		5,047,874
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	100,000	482
Best Pacific International Holdings Ltd. (a)	4,924,000	2,933
Daphne International Holdings Ltd. (c)	848,000	56
Embry Holdings Ltd.	2,208,000	779
Emerald Expositions Events, Inc.	128,910	2,782
Fossil Group, Inc. (a)(b)(c)	4,229,982	33,671
Gildan Activewear, Inc.	7,549,700	256,751
Handsome Co. Ltd. (b)	2,125,000	64,259
JLM Couture, Inc. (b)(c)	163,841	557
Makalot Industrial Co. Ltd.	906,000	4,114
McRae Industries, Inc.	24,656	850
Michael Kors Holdings Ltd. (c)	78,000	5,148
Oxford Industries, Inc.	24,617	1,940
Portico International Holdings (c)	10,420,000	3,690
Steven Madden Ltd. (c)	778,171	35,952
Sun Hing Vision Group Holdings Ltd. (b)	20,263,000	8,418
Tapestry, Inc.	799,042	37,587
Texwinca Holdings Ltd.	50,794,000	27,791
Victory City International Holdings Ltd. (c)	92,537,225	2,165
Wolverine World Wide, Inc.	222,334	7,299
Youngone Corp.	500,000	14,909
Youngone Holdings Co. Ltd. (b)	889,600	46,817
Yue Yuen Industrial (Holdings) Ltd.	5,206,000	23,492
		582,442

TOTAL CONSUMER DISCRETIONARY		9,688,713

CONSUMER STAPLES - 8.6%
Beverages - 1.6%
A.G. Barr PLC	3,143,331	28,653
Baron de Ley SA (c)	135,300	18,562
Beluga Group Pjsc (c)	86,778	980
Britvic PLC	6,592,608	68,753
C&C Group PLC	2,404,300	9,000
Jinro Distillers Co. Ltd.	47,081	1,457
Monster Beverage Corp. (c)	6,857,928	467,916
Muhak Co. Ltd. (b)	2,799,256	51,940
Olvi PLC (A Shares)	101,444	3,665
Spritzer Bhd	5,120,400	3,045
Stock Spirits Group PLC	94,735	409
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,463
		661,843
Food & Staples Retailing - 4.9%
Amsterdam Commodities NV	142,200	4,387
Aoki Super Co. Ltd.	229,000	2,856
Australasian Foods Holdco Pty Ltd. (c)(d)	3,481,102	2,525
Belc Co. Ltd. (b)	1,730,800	99,773
Cosmos Pharmaceutical Corp. (b)	1,200,000	214,577
Create SD Holdings Co. Ltd. (b)	5,656,500	137,654
CVS Health Corp.	242,103	19,051
Daikokutenbussan Co. Ltd.	592,500	27,568
Dong Suh Companies, Inc.	1,450,000	39,645
Genky DrugStores Co. Ltd. (a)(c)	749,600	25,410
Halows Co. Ltd. (b)	1,327,300	30,898
Kirindo Holdings Co. Ltd.	94,900	1,680
Kroger Co.	2,531,926	76,869
Kusuri No Aoki Holdings Co. Ltd.	842,100	44,160
Majestic Wine PLC	2,746,588	17,802
McColl's Retail Group PLC	1,477,257	5,831
Medical System Network Co. Ltd.	71,000	386
Metro, Inc. Class A (sub. vtg.) (b)	25,198,199	843,218
North West Co., Inc.	114,100	2,703
Performance Food Group Co. (c)	105,570	3,626
Qol Co. Ltd.	1,892,500	37,645
Retail Partners Co. Ltd.	449,800	5,812
Safeway, Inc.:
rights (c)(d)	16,069,900	0
rights (c)(d)	16,069,900	13,981
Sligro Food Group NV	449,400	23,462
Sundrug Co. Ltd.	3,173,900	136,596
Tesco PLC	10,579,237	31,453
Thai President Foods PCL (c)	523,388	3,292
Total Produce PLC	9,117,600	26,602
United Natural Foods, Inc. (c)	1,182,811	56,302
Valor Holdings Co. Ltd.	498,700	11,998
Walgreens Boots Alliance, Inc.	27,537	2,072
Yaoko Co. Ltd.	982,300	47,807
		1,997,641
Food Products - 1.9%
Aryzta AG (a)	1,261,514	33,979
Bakkafrost	424	17
Cranswick PLC	600,000	25,029
Dean Foods Co.	893,939	9,270
Devro PLC	2,517,381	8,060
Dutch Lady Milk Industries Bhd	100,000	1,618
Food Empire Holdings Ltd. (b)	41,354,700	21,279
Fresh Del Monte Produce, Inc. (b)	4,916,874	232,617
Hilton Food Group PLC	684,100	8,256
Inghams Group Ltd.	1,441,194	3,902
Ingredion, Inc.	23,120	3,321
Japan Meat Co. Ltd.	308,200	5,305
Kaveri Seed Co. Ltd.	82,484	669
Lifeway Foods, Inc. (c)	71,318	566
Mitsui Sugar Co. Ltd.	358,900	15,294
Nam Yang Dairy Products	10,500	6,861
Natori Co. Ltd.	166,000	3,076
Origin Enterprises PLC (b)	9,399,095	70,600
Pacific Andes International Holdings Ltd. (c)(d)	106,378,500	993
Pacific Andes Resources Development Ltd. (c)(d)	207,240,893	1,738
Pickles Corp.	101,700	1,789
Rocky Mountain Chocolate Factory, Inc. (b)	445,747	5,523
S Foods, Inc.	410,900	17,926
Seaboard Corp.	40,454	175,409
Select Harvests Ltd. (a)	4,568,976	18,592
Sunjin Co. Ltd. (b)	2,376,955	37,772
Synear Food Holdings Ltd. (c)(d)	38,027,000	0
The Hain Celestial Group, Inc. (c)	1,032,810	39,391
The J.M. Smucker Co.	101,600	12,892
Want Want China Holdings Ltd.	16,126,000	14,245
		775,989
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	89,500	3,376
Personal Products - 0.2%
Edgewell Personal Care Co. (c)	98,928	5,585
Grape King Bio Ltd.	1,748,000	12,700
Natural Alternatives International, Inc. (c)	134,312	1,498
Sarantis SA (b)	2,046,144	38,233
		58,016
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,645	584

TOTAL CONSUMER STAPLES		3,497,449

ENERGY - 3.3%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,504,700	9,481
Bristow Group, Inc. (a)	519,685	8,008
Cathedral Energy Services Ltd. (c)	1,355,800	1,731
Diamond Offshore Drilling, Inc. (a)(c)	1,248,503	22,074
Divestco, Inc. (c)	2,962,500	145
Dril-Quip, Inc. (c)	4,918	254
Ensco PLC Class A	11,266,535	66,473
Fugro NV (Certificaten Van Aandelen) (c)	1,618,800	26,992
Geospace Technologies Corp. (b)(c)	1,173,878	16,153
GulfMark Offshore, Inc. (c)	7,043	201
GulfMark Offshore, Inc. warrants 11/14/24 (c)	76,904	56
John Wood Group PLC	698,500	6,425
Liberty Oilfield Services, Inc. Class A (c)	199,761	4,423
National Oilwell Varco, Inc.	49,182	1,804
Oceaneering International, Inc.	237,175	4,905
Oil States International, Inc. (c)	2,365,983	75,711
PHX Energy Services Corp. (c)	1,399,300	2,730
Precision Drilling Corp. (c)	189,800	688
Prosafe ASA (a)(c)	189,770	290
RigNet, Inc. (c)	67,539	1,114
Shinko Plantech Co. Ltd.	1,200,500	12,427
Solstad Offshore ASA (a)(c)	2,112,761	1,480
Total Energy Services, Inc.	2,098,700	23,376
Unit Corp. (b)(c)	4,416,423	107,010
		393,951
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	156,707	6,973
Andeavor	1,173,593	126,936
Beach Energy Ltd.	16,125,729	16,892
Boardwalk Pipeline Partners, LP	728,232	9,147
Bonavista Energy Corp.	284,500	398
CNX Resources Corp. (c)	299,641	4,198
ConocoPhillips Co.	749,102	44,055
CONSOL Energy, Inc. (c)	49,500	1,605
Contango Oil & Gas Co. (b)(c)	1,925,256	7,894
Denbury Resources, Inc. (a)(c)	7,874,341	19,135
Enagas SA	94,858	2,585
Eni SpA	7,493,600	134,901
Fuji Kosan Co. Ltd. (b)	651,300	3,984
Great Eastern Shipping Co. Ltd.	5,100,000	32,196
Hankook Shell Oil Co. Ltd.	50,000	17,877
HollyFrontier Corp.	99,834	4,788
International Seaways, Inc. (c)	23,820	398
James Fisher and Sons PLC	111,600	2,393
KyungDong City Gas Co. Ltd.	208,063	8,363
Kyungdong Invest Co. Ltd.	84,315	3,456
Marathon Oil Corp.	2,982,275	54,248
Marathon Petroleum Corp.	202,309	14,014
Michang Oil Industrial Co. Ltd. (b)	173,900	13,801
Murphy Oil Corp.	7,745,854	248,642
NACCO Industries, Inc. Class A	180,389	7,585
Newfield Exploration Co. (c)	386,096	12,224
QEP Resources, Inc. (c)	9,967	93
Star Petroleum Refining PCL	6,498,700	3,465
Thai Oil PCL (For. Reg.)	379,400	1,242
Uehara Sei Shoji Co. Ltd.	165,200	7,740
Warrior Metropolitan Coal, Inc.	1,568,304	43,865
Whitecap Resources, Inc.	465,900	3,405
Whiting Petroleum Corp. (c)	72,428	2,022
World Fuel Services Corp.	1,914,307	53,390
WPX Energy, Inc. (c)	1,057,621	15,579
		929,489

TOTAL ENERGY		1,323,440

FINANCIALS - 10.5%
Banks - 1.0%
ACNB Corp.	111,910	3,385
Associated Banc-Corp.	408,292	10,105
Bank Ireland Group PLC (c)	11,703,324	114,498
Bank of America Corp.	133,721	4,279
Bar Harbor Bankshares	37,500	1,051
Boston Private Financial Holdings, Inc.	196,728	3,030
Camden National Corp.	56,641	2,405
Cathay General Bancorp	639,357	27,965
Central Pacific Financial Corp.	150,864	4,461
Central Valley Community Bancorp	96,886	1,879
Codorus Valley Bancorp, Inc. (b)	640,208	17,510
Cullen/Frost Bankers, Inc.	81,368	8,658
Dah Sing Banking Group Ltd.	1,749,600	4,138
Dimeco, Inc.	37,046	1,298
First Bancorp, Puerto Rico (c)	6,639,802	39,839
First Hawaiian, Inc.	50,000	1,445
Hope Bancorp, Inc.	750,000	14,280
Huntington Bancshares, Inc.	270,081	4,370
KeyCorp	151,938	3,251
LCNB Corp.	355,809	6,938
Meridian Bank/Malvern, PA (c)	152,168	2,763
Northrim Bancorp, Inc.	131,027	4,383
OFG Bancorp	344,269	3,925
PNC Financial Services Group, Inc.	27,965	4,419
Regions Financial Corp.	177,658	3,416
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,260,374	15,042
Sparebanken More (primary capital certificate)	213,066	7,601
Sparebanken Nord-Norge	2,365,824	19,948
Trico Bancshares	403,744	14,930
Van Lanschot NV (Bearer)	1,085,240	36,851
Wells Fargo & Co.	98,992	6,512
		394,575
Capital Markets - 0.5%
AllianceBernstein Holding LP	707,000	19,301
Banca Generali SpA	126,300	4,729
Brighthouse Financial, Inc.	61,970	3,982
Close Brothers Group PLC	141,100	3,153
Cowen Group, Inc. Class A (a)(c)	672,355	8,707
Franklin Resources, Inc.	1,082,227	45,897
GAMCO Investors, Inc. Class A	24,999	737
Invesco Ltd.	136,592	4,935
Lazard Ltd. Class A	351,499	20,587
Legg Mason, Inc.	168,165	7,167
State Street Corp.	259,683	28,609
Tullett Prebon PLC	592,300	4,457
Waddell & Reed Financial, Inc. Class A (a)	2,504,811	57,611
		209,872
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	13,026,000	10,374
Ally Financial, Inc.	322,782	9,609
Discover Financial Services	371,377	29,636
H&T Group PLC	550,497	2,736
Navient Corp.	583,900	8,321
Nicholas Financial, Inc. (c)	367,317	3,346
OneMain Holdings, Inc. (c)	422,200	13,810
Santander Consumer U.S.A. Holdings, Inc.	7,200,000	124,200
Synchrony Financial	5,652,217	224,280
		426,312
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,566,000	2,765
Leucadia National Corp.	94,236	2,551
Newship Ltd. (c)(d)	2,500	980
Ricoh Leasing Co. Ltd.	782,300	28,760
Scandinavian Tobacco Group A/S (e)	2,009,939	40,705
Varex Imaging Corp.	96,100	4,081
Voya Financial, Inc.	1,148,623	59,625
		139,467
Insurance - 6.8%
AEGON NV	48,681,900	332,668
AFLAC, Inc.	334,194	29,476
Allstate Corp.	17,000	1,679
April	2,349,391	47,254
ASR Nederland NV	569,100	24,871
Assurant, Inc. (b)	2,754,159	251,950
Aub Group Ltd.	251,479	2,624
Axis Capital Holdings Ltd.	2,472,036	124,912
CNO Financial Group, Inc.	166,219	4,087
Employers Holdings, Inc.	94,415	4,003
FBD Holdings PLC (c)	148,200	1,969
Federated National Holding Co.	74,300	1,102
First American Financial Corp.	77,150	4,557
Genworth Financial, Inc. Class A (c)	7,041,696	21,548
Great-West Lifeco, Inc.	47,300	1,337
Hartford Financial Services Group, Inc.	2,400,006	141,024
Hiscox Ltd.	245,194	4,923
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,971
Investors Title Co.	5,139	1,000
James River Group Holdings Ltd.	200,275	7,610
Lincoln National Corp.	5,200,000	430,560
MetLife, Inc.	1,800,000	86,526
National Western Life Group, Inc.	131,533	42,604
NN Group NV	1,176,499	55,506
Primerica, Inc.	140,680	14,209
Principal Financial Group, Inc.	54,977	3,716
RenaissanceRe Holdings Ltd.	1,722,934	219,054
Sony Financial Holdings, Inc.	2,649,600	48,734
The Travelers Companies, Inc.	29,000	4,348
Torchmark Corp.	164,224	14,920
Universal Insurance Holdings, Inc.	241,211	7,092
Unum Group (b)	15,423,864	820,395
		2,761,229
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	14,982,038	157,911
MFA Financial, Inc.	339,541	2,431
New Residential Investment Corp.	25,000	432
PennyMac Mortgage Investment Trust	25,000	410
Redwood Trust, Inc.	491,814	7,323
		168,507
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	113,700	2,023
Genworth MI Canada, Inc.	4,087,800	140,381
Genworth Mortgage Insurance Ltd.	6,314,189	14,806
Meridian Bancorp, Inc. Maryland	215,700	4,411
Nationstar Mortgage Holdings, Inc. (c)	511,195	9,069
		170,690

TOTAL FINANCIALS		4,270,652

HEALTH CARE - 13.4%
Biotechnology - 1.3%
Amgen, Inc.	2,708,656	503,945
Biogen, Inc. (c)	9,967	3,467
Gilead Sciences, Inc.	197,340	16,537
United Therapeutics Corp. (c)	9,836	1,269
		525,218
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	249,188	5,050
Apex Biotechnology Corp.	1,400,000	1,514
Arts Optical International Holdings Ltd. (b)	23,451,000	6,745
Atrion Corp.	8,449	4,862
Boston Scientific Corp. (c)	314,878	8,804
Exactech, Inc. (c)	39,388	1,973
Hoshiiryou Sanki Co. Ltd. (b)	304,864	11,972
Huvitz Co. Ltd.	50,000	638
Masimo Corp. (c)	22,151	2,088
Microlife Corp.	3,683,500	8,887
Nakanishi, Inc.	635,400	34,613
Pacific Hospital Supply Co. Ltd.	1,454,000	3,961
Prim SA (b)	1,468,400	18,960
ResMed, Inc.	99,811	10,060
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	948,000	702
St.Shine Optical Co. Ltd.	2,300,000	73,384
Supermax Corp. Bhd	23,500,000	13,193
Techno Medica Co. Ltd.	39,600	696
Top Glove Corp. Bhd	1,000,034	2,376
Utah Medical Products, Inc. (b)	373,073	33,614
Zimmer Biomet Holdings, Inc.	985,792	125,314
		369,406
Health Care Providers & Services - 9.8%
Aetna, Inc.	4,341,522	811,083
Almost Family, Inc. (c)	375,000	21,394
Anthem, Inc.	1,912,756	474,077
Centene Corp. (c)	31,105	3,336
DVx, Inc. (b)	713,300	8,839
Hanger, Inc. (b)(c)	2,563,559	40,709
Hi-Clearance, Inc.	1,489,000	4,904
Laboratory Corp. of America Holdings (c)	8,272	1,443
LHC Group, Inc. (c)	180,643	11,344
Lifco AB	608,100	24,502
Medica Sur SA de CV	347,500	743
MEDNAX, Inc. (c)	250,216	13,214
Patterson Companies, Inc.	24,591	883
Premier, Inc. (c)	146,800	4,764
Quest Diagnostics, Inc.	29,541	3,126
Ship Healthcare Holdings, Inc.	134,200	4,369
Sigma Healthcare Ltd.	4,419,964	3,188
The Ensign Group, Inc.	194,857	4,488
Tokai Corp.	349,900	8,532
Triple-S Management Corp. (b)(c)	1,722,629	39,586
Tsukui Corp.	500,000	3,940
United Drug PLC (United Kingdom)	4,610,192	53,708
UnitedHealth Group, Inc.	10,017,824	2,372,014
Universal Health Services, Inc. Class B	213,744	25,970
WIN-Partners Co. Ltd. (b)	2,583,100	36,097
		3,976,253
Health Care Technology - 0.1%
Addlife AB	393,400	9,086
Computer Programs & Systems, Inc. (a)	142,243	4,260
HMS Holdings Corp. (c)	103,367	1,771
ND Software Co. Ltd. (b)	1,230,600	14,608
Pharmagest Interactive	9,465	551
		30,276
Pharmaceuticals - 1.3%
Akorn, Inc. (c)	94,394	3,041
Apex Healthcare Bhd	47,600	67
Bliss Gvs Pharma Ltd. (c)	4,600,000	14,887
Bristol-Myers Squibb Co.	46,756	2,927
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	37,568
Daewoong Co. Ltd.	350,000	6,314
Dawnrays Pharmaceutical Holdings Ltd.	11,352,000	6,516
DongKook Pharmaceutical Co. Ltd. (b)	623,700	41,044
FDC Ltd. (c)	3,250,000	11,796
Fuji Pharma Co. Ltd.	384,700	14,476
Genomma Lab Internacional SA de CV (c)	4,369,800	4,801
Indivior PLC (c)	16,951,093	96,922
Jazz Pharmaceuticals PLC (c)	19,812	2,887
Korea United Pharm, Inc.	239,629	7,515
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	28,891
Kyung Dong Pharmaceutical Co. Ltd.	480,000	12,070
Lee's Pharmaceutical Holdings Ltd.	7,900,598	13,130
Novo Nordisk A/S Series B sponsored ADR	1,100,000	61,050
Phibro Animal Health Corp. Class A	145,659	4,960
Recordati SpA	1,700,000	77,397
Taro Pharmaceutical Industries Ltd. (c)	36,000	3,661
Torrent Pharmaceuticals Ltd.	150,000	3,215
Tsumura & Co.	442,600	14,918
Vivimed Labs Ltd. (c)	600,000	811
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	40,160
		511,024

TOTAL HEALTH CARE		5,412,177

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	324,306	8,918
Astronics Corp. (c)	77,100	3,439
Austal Ltd.	1,441,809	2,114
Engility Holdings, Inc. (c)	1,039,422	27,191
		41,662
Air Freight & Logistics - 0.0%
Air T, Inc. (b)(c)	196,431	5,510
Airlines - 0.1%
Air New Zealand Ltd.	1,214,938	2,758
American Airlines Group, Inc.	484,300	26,307
JetBlue Airways Corp. (c)	462,992	9,658
United Continental Holdings, Inc. (c)	166,600	11,299
		50,022
Building Products - 0.1%
Continental Building Products, Inc. (c)	344,200	9,792
Gibraltar Industries, Inc. (c)	108,800	4,036
Kondotec, Inc. (b)	1,600,100	15,563
		29,391
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	117,200	4,285
AJIS Co. Ltd. (b)	912,200	25,747
Asia File Corp. Bhd	4,480,000	3,009
Calian Technologies Ltd. (b)	659,200	16,662
Civeo Corp. (b)(c)	12,189,040	42,662
Essendant, Inc. (b)	2,107,501	19,073
Fursys, Inc. (b)	950,000	30,726
Interface, Inc.	235,071	5,865
KAR Auction Services, Inc.	37,812	2,062
Knoll, Inc.	24,256	556
Lion Rock Group Ltd.	19,647,640	3,692
Mears Group PLC	854,994	4,856
Mitie Group PLC	13,833,618	34,805
Nac Co. Ltd.	487,000	4,619
NICE Total Cash Management Co., Ltd.	1,176,899	14,412
VICOM Ltd.	2,879,100	12,883
VSE Corp. (b)	853,512	42,292
		268,206
Construction & Engineering - 1.2%
AECOM (c)	6,933,886	271,184
Arcadis NV	2,185,409	49,680
Astaldi SpA	2,589,900	8,843
Boustead Projs. Pte Ltd.	1,055,787	708
Boustead Singapore Ltd.	4,283,400	2,694
C-Cube Corp.	329,700	2,120
Daiichi Kensetsu Corp. (b)	1,766,200	29,494
EMCOR Group, Inc.	52,500	4,267
Geumhwa PSC Co. Ltd. (b)	360,000	14,689
Jacobs Engineering Group, Inc.	218,608	15,185
KBR, Inc.	582,618	11,850
Kyeryong Construction Industrial Co. Ltd. (b)(c)	675,000	12,114
Meisei Industrial Co. Ltd.	1,128,400	8,136
Mirait Holdings Corp.	575,100	8,524
Nippon Rietec Co. Ltd.	1,194,300	14,639
Quanta Services, Inc. (c)	60,559	2,331
Severfield PLC	2,822,212	3,318
Shinnihon Corp.	1,608,700	15,223
ShoLodge, Inc. (b)(c)(d)	443,162	0
Sterling Construction Co., Inc. (c)	324,611	4,528
Toshiba Plant Systems & Services Corp.	168,000	3,314
United Integrated Services Co.	5,143,500	10,453
		493,294
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	317,800	10,310
Aros Quality Group AB	741,000	19,889
AZZ, Inc.	1,168,944	53,187
Bharat Heavy Electricals Ltd.	30,750,000	48,476
Chiyoda Integre Co. Ltd.	336,600	8,067
Eaton Corp. PLC	24,617	2,067
Generac Holdings, Inc. (c)	93,054	4,553
Hammond Power Solutions, Inc. Class A	462,400	3,485
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	19,320
Korea Electric Terminal Co. Ltd. (b)	700,000	45,541
Regal Beloit Corp.	47,844	3,727
Servotronics, Inc.	119,684	1,251
TKH Group NV (depositary receipt)	700,000	46,540
		266,413
Industrial Conglomerates - 1.3%
Carr's Group PLC	2,279,402	4,628
DCC PLC (United Kingdom) (b)	4,609,776	484,671
Mytilineos Holdings SA (c)	884,596	11,093
Reunert Ltd.	1,736,800	10,945
		511,337
Machinery - 1.8%
Aalberts Industries NV (b)	7,750,000	423,369
Allison Transmission Holdings, Inc.	537,459	23,777
ASL Marine Holdings Ltd. (b)(c)	46,170,313	4,400
Cummins, Inc.	23,633	4,443
Flowserve Corp.	176,700	8,008
Foremost Income Fund (c)	2,141,103	9,008
Global Brass & Copper Holdings, Inc.	48,171	1,549
Haitian International Holdings Ltd.	7,097,000	22,182
Hurco Companies, Inc.	84,000	3,793
Hwacheon Machine Tool Co. Ltd. (b)	219,900	12,683
Hyster-Yale Materials Handling:
Class A (b)	211,942	17,949
Class B (b)	310,000	26,254
Ihara Science Corp. (b)	1,016,200	23,358
Jaya Holdings Ltd. (b)(c)(d)	3,239,440	72
Kyowakogyosyo Co. Ltd.	45,900	3,405
Luxfer Holdings PLC sponsored	313,310	4,530
Maruzen Co. Ltd. (b)	1,624,000	39,416
Miller Industries, Inc.	96,204	2,506
Mincon Group PLC	2,204,740	3,312
Nadex Co. Ltd. (b)	812,800	11,773
Nakano Refrigerators Co. Ltd.	26,200	1,106
Nitchitsu Co. Ltd.	56,800	1,202
Rexnord Corp. (c)	232,452	6,534
Semperit AG Holding	472,900	11,743
SIMPAC, Inc.	583,000	2,431
Takamatsu Machinery Co. Ltd.	350,900	4,514
Techno Smart Corp. (a)(b)	541,100	9,150
Tocalo Co. Ltd. (b)	804,500	40,410
Trinity Industrial Corp.	737,000	7,698
		730,575
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,608,000	5,302
Tokyo Kisen Co. Ltd. (b)	848,000	6,823
		12,125
Professional Services - 0.4%
Akka Technologies SA	382,497	24,029
Asiakastieto Group Oyj (e)	79,066	2,219
Boardroom Ltd.	2,629,942	1,303
CBIZ, Inc. (c)	169,260	2,793
Clarius Group Ltd. (c)	2,838,925	240
ICF International, Inc. (c)	78,000	4,142
McMillan Shakespeare Ltd.	2,160,681	30,556
Robert Half International, Inc.	101,700	5,886
SHL-JAPAN Ltd.	104,000	2,191
Sporton International, Inc.	306,028	1,725
Stantec, Inc.	1,918,000	55,794
Synergie SA	130,373	7,770
TrueBlue, Inc. (c)	487,168	13,324
		151,972
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (b)	2,918,600	26,509
AMERCO	13,600	4,965
Avis Budget Group, Inc. (c)	397,000	17,849
Chilled & Frozen Logistics Holdings Co. Ltd.	1,249,700	18,483
CSX Corp.	133,313	7,568
Daqin Railway Co. Ltd. (A Shares)	26,000,000	39,896
Hamakyorex Co. Ltd. (b)	1,280,600	44,273
Higashi Twenty One Co. Ltd.	255,700	1,012
Norfolk Southern Corp.	59,400	8,962
Roadrunner Transportation Systems, Inc. (b)(c)	3,687,434	20,539
Sakai Moving Service Co. Ltd. (b)	1,131,200	54,218
Trancom Co. Ltd. (b)	874,100	65,110
Universal Logistics Holdings, Inc.	1,238,649	28,799
		338,183
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,259,600	31,075
AerCap Holdings NV (c)	237,171	12,831
Alconix Corp. (b)	2,166,400	50,061
Goodfellow, Inc. (b)(c)	738,800	4,685
HD Supply Holdings, Inc. (c)	519,446	20,201
HERIGE	62,319	3,288
Houston Wire & Cable Co. (c)	77,904	545
KS Energy Services Ltd. (c)	13,459,900	349
Lumax International Corp. Ltd.	3,123,900	6,199
Meiwa Corp.	1,755,000	8,110
Mitani Shoji Co. Ltd.	751,100	36,270
MRC Global, Inc. (c)	530,455	9,538
Otec Corp.	127,100	2,044
Parker Corp. (b)	2,267,000	15,143
Richelieu Hardware Ltd.	759,100	19,582
Senshu Electric Co. Ltd. (b)	914,300	26,888
Strongco Corp. (b)(c)	868,088	1,447
Tanaka Co. Ltd.	37,500	290
TECHNO ASSOCIE Co. Ltd.	260,700	3,300
Titan Machinery, Inc. (c)	843,863	18,135
Totech Corp. (b)	946,500	28,263
		298,244
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,320,700	8,918
Meiko Transportation Co. Ltd.	848,000	9,772
Qingdao Port International Co. Ltd. (e)	4,812,000	3,543
Sinwa Ltd. (b)	20,842,600	3,813
		26,046

TOTAL INDUSTRIALS		3,222,980

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.1%
ADTRAN, Inc.	179,690	2,875
Black Box Corp. (b)	1,521,487	5,325
Cisco Systems, Inc.	91,033	3,782
CommScope Holding Co., Inc. (c)	247,659	9,567
F5 Networks, Inc. (c)	23,436	3,387
Juniper Networks, Inc.	180,836	4,729
		29,665
Electronic Equipment & Components - 5.3%
A&D Co. Ltd.	697,800	5,118
AAC Technology Holdings, Inc.	348,500	5,827
AVX Corp.	218,000	3,911
Beijer Electronics AB (c)	164,200	631
Bel Fuse, Inc. Class A	86,559	1,665
Casa Systems, Inc. (c)	99,100	1,892
CDW Corp.	253,093	18,929
CTS Corp.	387,940	10,668
Daido Signal Co. Ltd.	101,000	541
Dynapack International Technology Corp.	3,200,000	5,078
Elec & Eltek International Co. Ltd.	1,523,700	2,560
Elematec Corp. (b)	1,206,600	29,541
ePlus, Inc. (c)	34,463	2,661
Excel Co. Ltd. (b)	770,300	18,939
Fabrinet	49,182	1,220
Hi-P International Ltd.	15,587,200	23,527
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	576,579
IDIS Holdings Co. Ltd. (b)	800,000	11,479
Image Sensing Systems, Inc. (c)	65,869	198
Insight Enterprises, Inc. (c)	150,000	5,568
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,486
INTOPS Co. Ltd. (b)	1,719,800	17,121
Isra Vision AG (b)	332,908	77,374
Jabil, Inc.	597,902	15,205
Keysight Technologies, Inc. (c)	2,740,880	128,054
Kingboard Chemical Holdings Ltd. (b)	77,707,000	427,641
Kingboard Laminates Holdings Ltd.	3,806,000	6,704
Mesa Laboratories, Inc. (b)	230,759	32,655
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,302,400	9,689
Nippo Ltd. (b)(c)	752,700	3,868
PAX Global Technology Ltd.	4,165,000	2,023
Philips Lighting NV (e)	113,300	4,459
Pinnacle Technology Holdings Ltd.	7,496,900	11,031
Plexus Corp. (c)	112,061	6,696
Redington India Ltd.	14,700,000	41,283
ScanSource, Inc. (b)(c)	2,247,395	76,861
Shibaura Electronics Co. Ltd. (b)	649,200	36,691
Sigmatron International, Inc. (c)	174,418	1,559
Simplo Technology Co. Ltd.	6,300,000	40,266
SYNNEX Corp. (b)	2,759,568	338,682
Tomen Devices Corp. (b)	570,500	16,852
Tripod Technology Corp.	1,472,000	4,742
TTM Technologies, Inc. (c)	1,205,698	19,882
UKC Holdings Corp. (b)	1,329,100	28,348
VST Holdings Ltd. (b)	123,134,800	65,324
Wayside Technology Group, Inc.	139,118	1,996
Wireless Telecom Group, Inc. (c)	349,618	783
Yageo Corp.	220,823	2,929
		2,151,736
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (c)	50,908	3,410
Alphabet, Inc.:
Class A (c)	2,363	2,794
Class C (c)	7,168	8,386
Aucnet, Inc.	201,500	2,814
eBay, Inc. (c)	96,100	3,900
Gabia, Inc. (b)	975,000	6,289
j2 Global, Inc.	169,234	13,537
Liquidity Services, Inc. (c)	284,487	1,366
Moneysupermarket.com Group PLC	676,700	3,253
NetGem SA	868,363	2,976
Softbank Technology Corp. (a)	262,500	5,078
Web.com Group, Inc. (c)	615,743	14,316
Yahoo! Japan Corp.	2,807,100	13,540
		81,659
IT Services - 4.1%
ALTEN	659,216	66,785
Amdocs Ltd.	6,696,452	458,037
Argo Graphics, Inc.	402,200	13,713
CACI International, Inc. Class A (c)	35,759	5,026
Computer Services, Inc.	263,971	12,275
CSE Global Ltd. (b)	41,562,400	11,564
CSRA, Inc.	4,696,824	156,310
Data#3 Ltd.	2,865,447	3,741
Dimerco Data System Corp.	510,000	674
DXC Technology Co.	77,057	7,671
E-Credible Co. Ltd.	129,349	1,796
eClerx Services Ltd.	1,791,278	42,536
EOH Holdings Ltd.	6,758,400	36,513
Estore Corp.	290,000	2,671
Euronet Worldwide, Inc. (c)	96,959	9,102
EVERTEC, Inc.	1,628,800	25,491
ExlService Holdings, Inc. (c)	182,723	11,100
First Data Corp. Class A (c)	500,609	8,861
Genpact Ltd.	132,980	4,513
GetBusy PLC	38,798	20
HIQ International AB	521,600	4,528
Indra Sistemas (b)(c)	13,346,500	196,193
Know IT AB (b)	1,462,000	30,873
Leidos Holdings, Inc.	713,854	47,543
Luxoft Holding, Inc. (c)	93,651	5,390
Maximus, Inc.	263,310	17,952
Net 1 UEPS Technologies, Inc. (a)(c)	470,611	5,661
Nice Information & Telecom, Inc.	53,000	1,209
Perficient, Inc. (c)	194,615	3,770
Rolta India Ltd.(c)	2,699,942	2,884
Societe Pour L'Informatique Industrielle SA (b)	1,693,269	52,136
Softcreate Co. Ltd.	615,100	8,301
Sword Group	124,552	5,760
The Western Union Co.	18,315,358	380,776
TravelSky Technology Ltd. (H Shares)	1,786,000	5,605
Worldpay, Inc. (c)	50,140	4,027
		1,651,007
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (b)	779,400	6,227
Boe Varitronix Ltd.	6,437,000	3,374
Cirrus Logic, Inc. (c)	50,608	2,509
Diodes, Inc. (c)	208,664	5,882
Entegris, Inc.	397,238	12,930
Integrated Device Technology, Inc. (c)	546,693	16,346
KLA-Tencor Corp.	17,724	1,946
Kulicke & Soffa Industries, Inc. (c)	9,836	226
Lasertec Corp.	72,100	2,583
Leeno Industrial, Inc.	600,000	34,324
Melexis NV	1,675,000	176,350
Miraial Co. Ltd.	179,800	3,704
Nanometrics, Inc. (c)	325,156	8,054
ON Semiconductor Corp. (c)	739,779	18,302
Phison Electronics Corp.	1,900,000	19,404
Powertech Technology, Inc.	9,000,000	29,240
Trio-Tech International (b)(c)	245,908	1,601
United Microelectronics Corp.	5,408,000	2,636
		345,638
Software - 3.8%
Activision Blizzard, Inc.	170,493	12,639
AdaptIT Holdings Ltd.	2,569,100	2,277
ANSYS, Inc. (c)	4,000,000	646,600
Aspen Technology, Inc. (c)	135,146	10,467
Ebix, Inc. (a)(b)	2,665,521	218,839
ICT Automatisering NV (b)	511,400	9,460
InfoVine Co. Ltd. (b)	175,000	4,507
init innovation in traffic systems AG	118,571	2,753
Jorudan Co. Ltd. (b)	444,600	4,365
KPIT Cummins Infosystems Ltd.	9,000,000	29,962
KSK Co., Ltd. (b)	543,000	8,843
Micro Focus International PLC	219,700	6,707
Micro Focus International PLC sponsored ADR	499,401	15,102
Nucleus Software Exports Ltd. (c)	983,126	6,729
Oracle Corp.	9,612,167	495,892
Pegasystems, Inc.	152,703	7,765
Playtech Ltd.	255,216	2,871
Pro-Ship, Inc.	258,000	5,473
RealPage, Inc. (c)	256,447	12,758
Reckon Ltd.	89,805	110
Vitec Software Group AB	808,800	8,560
Zensar Technologies Ltd.	800,000	12,001
		1,524,680
Technology Hardware, Storage & Peripherals - 4.4%
Compal Electronics, Inc.	70,000,000	52,057
Hewlett Packard Enterprise Co.	5,217,169	85,562
HP, Inc.	7,392,361	172,390
Seagate Technology LLC (b)	24,561,115	1,355,774
Super Micro Computer, Inc. (c)	538,355	12,288
TPV Technology Ltd.	71,114,000	10,091
Western Digital Corp.	48,638	4,328
Xerox Corp.	2,531,500	86,400
		1,778,890

TOTAL INFORMATION TECHNOLOGY		7,563,275

MATERIALS - 3.3%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (c)	502,993	15,844
C. Uyemura & Co. Ltd.	392,100	30,875
Cabot Corp.	25,493	1,724
Chase Corp. (b)	703,293	79,015
Core Molding Technologies, Inc. (b)	470,011	9,776
Deepak Fertilisers and Petrochemicals Corp. Ltd.	3,542,549	22,213
Deepak Nitrite Ltd. (c)	3,000,000	13,126
EcoGreen International Group Ltd. (b)	51,212,080	10,082
FMC Corp.	1,352,488	123,523
Fujikura Kasei Co., Ltd. (b)	2,770,100	17,747
Fuso Chemical Co. Ltd.	682,000	19,640
Gujarat Narmada Valley Fertilizers Co.	6,000,000	45,326
Gujarat State Fertilizers & Chemicals Ltd. (b)	28,900,000	65,793
Honshu Chemical Industry Co. Ltd. (b)	779,400	10,402
Huntsman Corp.	248,976	8,607
Innospec, Inc.	734,974	52,771
JSR Corp.	237,500	5,645
K&S AG (a)	898,900	25,245
KPC Holdings Corp.	43,478	2,727
KPX Chemical Co. Ltd.	163,083	10,397
KPX Green Chemical Co. Ltd.	250,000	1,017
Miwon Chemicals Co. Ltd.	55,095	2,982
Miwon Commercial Co. Ltd. (c)	13,819	2,842
Muto Seiko Co. Ltd. (c)	243,500	4,000
Nihon Parkerizing Co. Ltd.	296,900	5,160
Nippon Soda Co. Ltd.	1,610,000	11,091
Nutrien Ltd. (c)	675,000	35,314
Olin Corp.	59,083	2,203
PolyOne Corp.	41,948	1,823
SK Kaken Co. Ltd.	331,000	37,811
Soken Chemical & Engineer Co. Ltd. (b)	681,400	14,929
T&K Toka Co. Ltd. (b)	1,389,100	18,675
Terra Nitrogen Co. LP	4,935	402
Thai Carbon Black PCL (For. Reg.) (c)	11,722,400	22,363
Thai Rayon PCL:
(For. Reg.)	2,778,600	5,079
NVDR	87,500	160
UPL Ltd. (c)	875,000	10,353
Victrex PLC	9,349	339
Westlake Chemical Corp.	91,074	10,255
Yara International ASA	4,258,561	204,672
Yip's Chemical Holdings Ltd.	26,248,000	9,764
		971,712
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	687,400	5,041
Mitani Sekisan Co. Ltd. (b)	1,522,700	35,541
RHI Magnesita NV (c)	65,869	4,253
		44,835
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,548,000	934
Berry Global Group, Inc. (c)	201,077	11,902
Chuoh Pack Industry Co. Ltd. (b)	430,900	6,098
Kohsoku Corp. (b)	1,775,500	21,998
Owens-Illinois, Inc. (c)	91,774	2,131
Pact Group Holdings Ltd.	704,078	3,007
Samhwa Crown & Closure Co. Ltd.	50,000	2,407
Sealed Air Corp.	116,751	5,528
Silgan Holdings, Inc.	316,557	9,462
The Pack Corp. (b)	1,594,800	55,008
UFP Technologies, Inc. (c)	98,364	2,867
		121,342
Metals & Mining - 0.4%
Alcoa Corp. (c)	274,413	14,275
Ausdrill Ltd.	2,141,093	4,503
Chubu Steel Plate Co. Ltd.	423,400	3,602
Cliffs Natural Resources, Inc. (a)(c)	4,082,200	27,963
Compania de Minas Buenaventura SA sponsored ADR	2,305,446	35,573
Freeport-McMoRan, Inc. (c)	264,697	5,162
Granges AB	412,600	4,341
Hill & Smith Holdings PLC	961,713	16,372
Newmont Mining Corp.	81,100	3,285
Orosur Mining, Inc. (c)	3,039,100	457
Orvana Minerals Corp. (c)	781,486	133
Pacific Metals Co. Ltd. (c)	355,600	11,694
Steel Dynamics, Inc.	77,265	3,508
Tohoku Steel Co. Ltd. (b)	639,400	14,327
Tokyo Tekko Co. Ltd. (b)	778,800	14,088
Universal Stainless & Alloy Products, Inc. (c)	85,307	2,198
Webco Industries, Inc. (c)(d)	7,760	698
Worthington Industries, Inc.	79,805	3,732
		165,911
Paper & Forest Products - 0.1%
Kapstone Paper & Packaging Corp.	10,643	369
Louisiana-Pacific Corp. (c)	107,378	3,179
Stella-Jones, Inc. (c)	600,000	25,263
Western Forest Products, Inc.	1,990,800	4,629
		33,440

TOTAL MATERIALS		1,337,240

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CBL & Associates Properties, Inc. (a)	97,500	542
Colony NorthStar, Inc.	1,087,102	9,762
Corporate Office Properties Trust (SBI)	114,440	3,124
Corrections Corp. of America	1,339,076	31,080
Four Corners Property Trust, Inc.	218,804	5,164
Healthcare Realty Trust, Inc.	108,450	3,239
Nsi NV	8,515	376
Spirit Realty Capital, Inc.	97,378	796
Store Capital Corp.	205,150	5,028
Ventas, Inc.	48,346	2,706
VEREIT, Inc.	3,692,326	26,585
WP Glimcher, Inc.	191,917	1,263
		89,665
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	43,850	1,332
BUWOG AG	150,599	5,404
CBRE Group, Inc. (c)	104,387	4,769
Century21 Real Estate Japan Ltd.	99,400	1,272
Devine Ltd. (c)	1,799,127	551
IMMOFINANZ Immobilien Anlagen AG	1,046,000	2,678
Leopalace21 Corp.	4,341,600	36,068
LSL Property Services PLC	1,392,038	5,574
Relo Holdings Corp.	6,467,700	192,071
Selvaag Bolig ASA	1,190,200	5,257
Servcorp Ltd.	441,621	2,014
Sino Land Ltd.	2,834,000	5,224
Tejon Ranch Co. (c)	441,452	9,628
Wing Tai Holdings Ltd.	1,760,500	3,248
		275,090

TOTAL REAL ESTATE		364,755

UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	3,032,032	116,764
FirstEnergy Corp.	49,837	1,640
PG&E Corp.	2,987,389	126,755
PPL Corp.	2,700,000	86,049
		331,208
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	488
GAIL India Ltd.	2,000,000	15,060
Hokuriku Gas Co.	156,200	4,640
K&O Energy Group, Inc.	548,900	8,911
Keiyo Gas Co. Ltd.	606,000	3,444
South Jersey Industries, Inc.	252,102	7,422
Star Gas Partners LP	308,095	3,290
		43,255
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	31,434
Mega First Corp. Bhd warrants 4/8/20(b)(c)	3,800,000	1,851
The AES Corp.	260,000	3,006
		36,291
Multi-Utilities - 0.0%
CMS Energy Corp.	328,399	14,696
Water Utilities - 0.0%
Manila Water Co., Inc.	5,741,400	3,163

TOTAL UTILITIES		428,613

TOTAL COMMON STOCKS
(Cost $15,757,464)		37,109,294

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	503,900	2,527
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,013
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (d)(e)	6,533	229
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	164,896	3,431
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,565,200	26,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,655)		33,551
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)
(Cost $11,179)	$4,703	3,857
	Shares	Value (000s)

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 1.39% (f)	3,297,376,796	3,298,036
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	343,660,313	343,695
TOTAL MONEY MARKET FUNDS
(Cost $3,641,133)		3,641,731
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $19,432,431)		40,788,433
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(295,615)
NET ASSETS - 100%		$40,492,818

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,012,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25,176
Fidelity Securities Lending Cash Central Fund	2,942
Total	$28,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$357,923	$--	$22,183	$--	$16,743	$70,886	$423,369
Abbey PLC	30,976	--	825	196	680	2,510	33,341
Abercrombie & Fitch Co. Class A	51,336	--	2,085	2,077	(1,457)	57,464	105,258
Accell Group NV	57,199	--	1,541	--	534	(3,469)	52,723
Air T, Inc.	3,276	--	119	--	88	2,265	5,510
AJIS Co. Ltd.	18,967	--	591	--	401	6,970	25,747
Alconix Corp.	22,007	--	1,114	231	773	28,395	50,061
Alps Logistics Co. Ltd.	21,604	--	619	215	328	5,196	26,509
Ark Restaurants Corp.	4,524	--	530	93	139	382	4,515
Arts Optical International Holdings Ltd.	8,599	--	187	62	(10)	(1,657)	6,745
ASL Marine Holdings Ltd.	4,442	--	100	--	(2)	60	4,400
Assurant, Inc.	322,168	--	29,894	3,145	22,198	(62,522)	251,950
ASTI Corp.	5,592	--	764	--	545	2,957	8,330
Atwood Oceanics, Inc.	57,677	--	67,862	--	(126,131)	136,316	--
Axell Corp.	5,428	--	164	--	(359)	1,322	6,227
Barratt Developments PLC	615,294	--	16,777	34,221	13,020	1,764	613,301
Bed Bath & Beyond, Inc.	274,957	27,024	5,242	2,754	(555)	(61,908)	234,276
Belc Co. Ltd.	80,741	--	2,644	466	2,267	19,409	99,773
Belluna Co. Ltd.	87,499	--	4,350	369	2,393	3,206	88,748
Best Buy Co., Inc.	1,088,006	--	90,951	12,137	53,150	206,291	1,256,496
Black Box Corp.	12,338	--	133	--	(557)	(6,323)	5,325
BMTC Group, Inc.	39,153	--	4,791	631	4,594	12,336	51,292
Calian Technologies Ltd.	15,187	--	447	253	324	1,598	16,662
Chase Corp.	78,401	--	2,661	575	2,523	752	79,015
Chilled & Frozen Logistics Holdings Co. Ltd.	15,688	--	863	102	460	3,198	--
Chuoh Pack Industry Co. Ltd.	5,111	--	150	71	83	1,054	6,098
Civeo Corp.	24,148	--	817	--	231	19,100	42,662
Clip Corp.	2,382	--	64	--	27	209	2,554
Codorus Valley Bancorp, Inc.	18,561	--	1,682	189	707	(76)	17,510
Contango Oil & Gas Co.	12,450	--	498	--	(440)	(3,618)	7,894
Core Molding Technologies, Inc.	13,648	--	5,208	56	1,921	(585)	9,776
Cosmos Pharmaceutical Corp.	262,818	--	6,957	444	6,553	(47,837)	214,577
Create SD Holdings Co. Ltd.	146,994	--	3,884	789	3,016	(8,472)	137,654
CSE Global Ltd.	13,065	--	299	391	36	(1,238)	11,564
Daewon Pharmaceutical Co. Ltd.	29,918	--	--	360	--	7,650	37,568
Daiichi Kensetsu Corp.	22,034	--	654	--	366	7,748	29,494
DCC PLC (United Kingdom)	464,436	--	65,741	2,614	59,253	26,723	484,671
Deepak Fertilisers and Petrochemicals Corp. Ltd.	33,595	--	14,696	454	8,186	(4,872)	--
DongKook Pharmaceutical Co. Ltd.	33,526	--	--	194	--	7,518	41,044
DVx, Inc.	8,368	--	225	--	161	535	8,839
Ebix, Inc.	158,009	--	5,325	408	5,128	61,027	218,839
EcoGreen International Group Ltd.	10,836	--	266	101	75	(563)	10,082
Elematec Corp.	22,459	--	750	247	482	7,350	29,541
Essendant, Inc.	27,007	--	537	603	(270)	(7,127)	19,073
Excel Co. Ltd.	10,314	--	481	126	277	8,829	18,939
Ff Group	109,703	--	2,524	--	1,295	(1,755)	106,719
First Juken Co. Ltd.	21,090	--	598	255	440	2,264	23,196
Food Empire Holdings Ltd.	20,674	--	540	--	343	802	21,279
Fossil Group, Inc.	22,766	18,079	828	--	580	(6,926)	33,671
Fresh Del Monte Produce, Inc.	262,477	--	8,612	1,520	4,561	(25,809)	232,617
Fuji Kosan Co. Ltd.	3,565	--	90	--	(10)	519	3,984
Fujikura Kasei Co., Ltd.	16,713	--	468	182	142	1,360	17,747
Fursys, Inc.	28,374	--	--	516	--	2,352	30,726
Gabia, Inc.	5,328	--	--	23	--	961	6,289
GameStop Corp. Class A	216,839	--	4,706	7,562	(59)	(48,369)	163,705
Genky Stores, Inc.	28,711	--	443	76	373	(23,251)	--
Geospace Technologies Corp.	18,545	--	440	--	(160)	(1,792)	16,153
Geumhwa PSC Co. Ltd.	12,086	--	--	251	--	2,603	14,689
Goodfellow, Inc.	4,738	--	124	--	75	(4)	4,685
Guess?, Inc.	68,134	--	2,893	2,336	(1,234)	28,678	92,685
Gujarat State Fertilizers & Chemicals Ltd.	65,224	--	3,185	1,037	622	3,132	65,793
GulfMark Offshore, Inc. Class A	413	--	10,214	--	(4)	9,805	--
Halows Co. Ltd.	29,437	--	808	134	595	1,674	30,898
Hamakyorex Co. Ltd.	34,778	--	960	236	526	9,929	44,273
Handsome Co. Ltd.	68,497	--	--	495	--	(4,238)	64,259
Hanger, Inc.	30,525	--	942	--	(518)	11,644	40,709
Helen of Troy Ltd.	196,442	--	7,190	--	6,848	(21,620)	174,480
Hiday Hidaka Corp.	60,332	--	4,963	333	3,798	7,321	66,488
Honshu Chemical Industry Co. Ltd.	7,501	--	565	65	226	3,240	10,402
Hoshiiryou Sanki Co. Ltd.	11,966	--	301	50	147	160	11,972
Hurco Companies, Inc.	16,735	63	16,490	42	10,633	(7,148)	--
Hwacheon Machine Tool Co. Ltd.	11,663	--	--	213	--	1,020	12,683
Hyster-Yale Materials Handling Class A	15,417	--	483	131	423	2,592	17,949
Hyster-Yale Materials Handling Class B	21,967	--	--	188	--	4,287	26,254
I-Sheng Electric Wire & Cable Co. Ltd.	17,852	--	--	--	--	1,468	19,320
IA Group Corp.	3,759	--	103	59	16	541	4,213
ICT Automatisering NV	9,019	--	1,526	--	305	1,662	9,460
IDIS Holdings Co. Ltd.	9,322	--	--	93	--	2,157	11,479
Ihara Science Corp.	20,475	--	507	--	376	3,014	23,358
Indra Sistemas	212,977	--	5,484	--	(1,236)	(10,064)	196,193
InfoVine Co. Ltd.	4,250	--	--	122	--	257	4,507
Intage Holdings, Inc.	35,728	--	1,156	--	867	8,109	43,548
Intelligent Digital Integrated Security Co. Ltd.	6,509	--	--	140	--	(23)	6,486
INTOPS Co. Ltd.	18,044	--	--	174	--	(923)	17,121
INZI Controls Co. Ltd.	6,917	--	--	118	--	3,725	10,642
Isra Vision AG	65,170	--	4,806	--	4,227	12,783	77,374
Jaya Holdings Ltd.	206	--	--	--	(24)	(110)	72
JLM Couture, Inc.	511	--	15	--	(9)	70	557
Jorudan Co. Ltd.	4,478	--	115	47	45	(43)	4,365
Jumbo SA	176,166	--	4,615	1,875	3,574	27,383	202,508
Kingboard Chemical Holdings Ltd.	370,346	--	25,188	6,144	17,715	64,768	427,641
Know IT AB	24,210	--	713	--	412	6,964	30,873
Kohsoku Corp.	18,103	--	544	204	302	4,137	21,998
Kondotec, Inc.	14,958	--	421	157	347	679	15,563
Korea Electric Terminal Co. Ltd.	44,065	--	--	244	--	1,476	45,541
KSK Co., Ltd.	7,360	--	220	--	146	1,557	8,843
Kwang Dong Pharmaceutical Co. Ltd.	23,334	--	--	192	--	5,557	28,891
Kyeryong Construction Industrial Co. Ltd.	11,076	--	280	--	(20)	1,338	12,114
Maruzen Co. Ltd.	27,369	--	892	177	719	12,220	39,416
Mega First Corp. Bhd	29,328	--	--	155	--	2,106	31,434
Mega First Corp. Bhd warrants 4/8/20	1,794	--	43	--	43	57	1,851
Mesa Laboratories, Inc.	34,239	--	860	75	827	(1,551)	32,655
Metro, Inc. Class A (sub. vtg.)	876,121	--	21,481	5,636	20,289	(31,711)	843,218
Michang Oil Industrial Co. Ltd.	13,913	--	--	297	--	(112)	13,801
Mitani Sekisan Co. Ltd.	36,788	--	955	106	770	(1,062)	35,541
Motonic Corp.	28,729	--	--	883	--	4,081	32,810
Mr. Bricolage SA	16,992	--	422	--	139	(222)	16,487
Muhak Co. Ltd.	56,738	--	--	760	--	(4,798)	51,940
Murakami Corp.	17,692	--	618	105	523	7,771	25,368
Muramoto Electronic Thailand PCL (For. Reg.)	9,120	--	244	--	101	712	9,689
Nac Co. Ltd.	8,739	--	4,197	96	(4,077)	4,154	--
Nadex Co. Ltd.	6,782	--	264	66	182	5,073	11,773
Nafco Co. Ltd.	32,256	--	876	308	354	4,898	36,632
Nakayamafuku Co. Ltd.	7,504	--	1,498	--	(279)	223	--
ND Software Co. Ltd.	13,121	--	371	76	189	1,669	14,608
Next PLC	720,096	--	31,858	26,049	20,438	252,926	961,602
NICE Total Cash Management Co., Ltd.	12,891	--	2,497	85	1,955	2,063	--
Nippo Ltd.	2,397	--	90	--	29	1,532	3,868
Nucleus Software Exports Ltd.	9,766	--	6,884	--	3,703	144	--
Nutraceutical International Corp.	41,542	--	41,542	--	27,850	(27,850)	--
Origin Enterprises PLC	75,152	--	1,916	2,030	487	(3,123)	70,600
P&F Industries, Inc. Class A	1,986	--	66	33	17	470	2,407
Parker Corp.	12,168	--	394	93	295	3,074	15,143
Piolax, Inc.	72,133	--	1,954	354	1,820	4,204	76,203
Prim SA	19,681	--	478	160	137	(380)	18,960
Qol Co. Ltd.	31,384	--	962	217	674	6,549	--
RenaissanceRe Holdings Ltd.	326,272	--	68,455	1,183	57,715	(96,478)	--
Roadrunner Transportation Systems, Inc.	26,420	--	790	--	102	(5,193)	20,539
Rocky Mountain Chocolate Factory, Inc.	5,440	--	136	109	37	182	5,523
S&T Holdings Co. Ltd.	12,660	--	--	133	--	205	12,865
Sakai Moving Service Co. Ltd.	59,548	--	5,372	141	4,167	(4,125)	54,218
Samsung Climate Control Co. Ltd.	5,669	--	--	35	--	(108)	5,561
Sanei Architecture Planning Co. Ltd.	22,654	--	721	458	510	3,862	26,305
Sarantis SA	30,582	--	829	--	553	7,927	38,233
ScanSource, Inc.	87,029	3,724	2,177	--	1,712	(13,427)	76,861
Seagate Technology LLC	842,744	2,217	48,718	32,033	34,805	526,172	1,355,774
Select Harvests Ltd.	18,238	--	305	--	67	592	--
Senshu Electric Co. Ltd.	18,882	--	660	186	425	8,241	26,888
Servotronics, Inc.	1,623	--	577	--	55	150	--
Sewon Precision Industries Co. Ltd.	7,366	--	--	--	--	89	7,455
Shibaura Electronics Co. Ltd.	22,486	--	752	--	640	14,317	36,691
ShoLodge, Inc.	--	--	--	--	--	--	--
Sigmatron International, Inc.	2,108	--	742	--	187	6	--
Sinwa Ltd.	3,473	--	98	79	40	398	3,813
SJM Co. Ltd.	6,651	--	--	199	--	(647)	6,004
SJM Holdings Co. Ltd.	6,082	--	--	207	--	(238)	5,844
Societe Pour L'Informatique Industrielle SA	46,192	--	1,226	210	996	6,174	52,136
Soken Chemical & Engineer Co. Ltd.	9,827	--	380	--	182	5,300	14,929
SPK Corp.	7,050	--	196	68	120	353	--
Sportscene Group, Inc. Class A	1,827	--	52	--	40	265	2,080
Step Co. Ltd.	14,962	--	443	162	326	4,486	19,331
Strattec Security Corp.	11,271	--	357	88	166	845	11,925
Strongco Corp.	943	--	34	--	(34)	572	1,447
Sun Hing Vision Group Holdings Ltd.	8,362	--	222	663	44	234	8,418
Sunjin Co. Ltd.	27,026	8,073	--	92	--	2,673	37,772
SYNNEX Corp.	336,853	--	9,737	1,817	8,582	2,984	338,682
T&K Toka Co. Ltd.	15,676	--	461	193	329	3,131	18,675
Techno Smart Corp.	9,054	--	2,496	38	1,391	1,201	9,150
The Buckle, Inc.	80,756	--	2,539	10,411	(292)	14,312	92,237
The Pack Corp.	53,010	--	1,418	320	817	2,599	55,008
Tocalo Co. Ltd.	31,573	--	931	297	665	9,103	40,410
Tohoku Steel Co. Ltd.	9,449	--	350	68	270	4,958	14,327
Tokyo Kisen Co. Ltd.	5,800	--	162	--	105	1,080	6,823
Tokyo Tekko Co. Ltd.	16,460	--	376	64	70	(2,066)	14,088
Tomen Devices Corp.	12,893	--	625	--	109	4,475	16,852
Totech Corp.	17,623	--	544	116	446	10,738	28,263
TOW Co. Ltd.	15,331	--	403	195	267	2,215	17,410
Trancom Co. Ltd.	44,353	--	1,538	286	1,508	20,787	65,110
Trio-Tech International	1,129	82	40	--	9	421	1,601
Triple-S Management Corp.	29,777	--	5,049	--	1,511	13,347	39,586
UKC Holdings Corp.	20,506	--	685	327	338	8,189	28,348
Unit Corp.	81,511	--	2,455	--	(288)	28,242	107,010
Universal Logistics Holdings, Inc.	22,264	--	7,018	214	431	13,122	--
Unum Group	801,555	103	30,094	7,183	19,324	29,507	820,395
Utah Medical Products, Inc.	25,516	1,040	780	200	709	7,129	33,614
VSE Corp.	45,427	--	1,129	120	846	(2,852)	42,292
VST Holdings Ltd.	33,659	--	1,813	--	1,224	32,254	65,324
Watts Co. Ltd.	15,539	--	2,676	144	886	(3,802)	9,947
Weight Watchers International, Inc.	148,520	--	37,116	--	14,022	93,160	218,586
Whanin Pharmaceutical Co. Ltd.	30,861	--	--	340	--	9,299	40,160
WIN-Partners Co. Ltd.	33,644	--	864	--	669	2,648	36,097
Workman Co. Ltd.	70,361	--	1,993	--	1,680	26,852	96,900
Youngone Holdings Co. Ltd.	42,735	--	--	345	--	4,082	46,817
Yusen Logistics Co. Ltd.	19,570	--	22,774	62	(5,564)	8,768	--
Yutaka Giken Co. Ltd.	29,488	--	801	319	534	3,887	33,108
Total	$13,064,837	$60,405	$871,202	$186,654	$365,204	$1,646,380	$13,868,362

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,691,240	$8,488,049	$1,203,191	$--
Consumer Staples	3,498,462	2,579,562	899,663	19,237
Energy	1,323,669	1,164,388	159,052	229
Financials	4,274,083	3,860,918	412,185	980
Health Care	5,412,177	5,259,117	153,060	--
Industrials	3,222,980	2,514,149	708,759	72
Information Technology	7,563,275	7,343,429	219,846	--
Materials	1,363,591	1,024,562	338,331	698
Real Estate	364,755	134,012	230,743	--
Utilities	428,613	411,618	16,995	--
Corporate Bonds	3,857	--	3,857	--
Money Market Funds	3,641,731	3,641,731	--	--
Total Investments in Securities:	$40,788,433	$36,421,535	$4,345,682	$21,216

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$3,478,846
Level 2 to Level 1	$829

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.0%
Japan	9.6%
United Kingdom	5.9%
Ireland	5.5%
Canada	4.3%
Netherlands	2.9%
Cayman Islands	2.2%
Taiwan	2.2%
Korea (South)	1.8%
Bermuda	1.7%
Bailiwick of Guernsey	1.2%
India	1.1%
Greece	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018
Assets
Investment in securities, at value (including securities loaned of $330,705) — See accompanying schedule: Unaffiliated issuers (cost $10,122,011)	$23,278,340
Fidelity Central Funds (cost $3,641,133)	3,641,731
Other affiliated issuers (cost $5,669,287)	13,868,362
Total Investment in Securities (cost $19,432,431)		$40,788,433
Foreign currency held at value (cost $94)		94
Receivable for investments sold		92,055
Receivable for fund shares sold		51,886
Dividends receivable		26,890
Interest receivable		163
Distributions receivable from Fidelity Central Funds		4,618
Prepaid expenses		55
Other receivables		2,273
Total assets		40,966,467
Liabilities
Payable to custodian bank	$6
Payable for investments purchased	63,546
Payable for fund shares redeemed	36,282
Accrued management fee	19,725
Other affiliated payables	3,919
Other payables and accrued expenses	6,488
Collateral on securities loaned	343,683
Total liabilities		473,649
Net Assets		$40,492,818
Net Assets consist of:
Paid in capital		$18,562,624
Undistributed net investment income		2,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		575,074
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,352,887
Net Assets		$40,492,818
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($31,527,024 ÷ 554,169 shares)		$56.89
Class K:
Net Asset Value, offering price and redemption price per share ($8,965,794 ÷ 157,736 shares)		$56.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018
Investment Income
Dividends (including $186,654 earned from other affiliated issuers)		$368,627
Interest		198
Income from Fidelity Central Funds		28,118
Total income		396,943
Expenses
Management fee
Basic fee	$115,029
Performance adjustment	(21,976)
Transfer agent fees	22,277
Accounting and security lending fees	1,118
Custodian fees and expenses	1,355
Independent trustees' fees and expenses	85
Registration fees	120
Audit	105
Legal	74
Miscellaneous	124
Total expenses before reductions	118,311
Expense reductions	(555)	117,756
Net investment income (loss)		279,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	777,670
Fidelity Central Funds	25
Other affiliated issuers	365,204
Foreign currency transactions	1,443
Total net realized gain (loss)		1,144,342
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,950)	2,253,989
Fidelity Central Funds	(11)
Other affiliated issuers	1,646,380
Assets and liabilities in foreign currencies	(147)
Total change in net unrealized appreciation (depreciation)		3,900,211
Net gain (loss)		5,044,553
Net increase (decrease) in net assets resulting from operations		$5,323,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,187	$578,492
Net realized gain (loss)	1,144,342	3,773,347
Change in net unrealized appreciation (depreciation)	3,900,211	1,136,726
Net increase (decrease) in net assets resulting from operations	5,323,740	5,488,565
Distributions to shareholders from net investment income	(570,162)	(481,686)
Distributions to shareholders from net realized gain	(2,830,481)	(1,425,392)
Total distributions	(3,400,643)	(1,907,078)
Share transactions - net increase (decrease)	349,585	(5,374,274)
Redemption fees	–	401
Total increase (decrease) in net assets	2,272,682	(1,792,386)
Net Assets
Beginning of period	38,220,136	40,012,522
End of period	$40,492,818	$38,220,136
Other Information
Undistributed net investment income end of period	$2,233	$293,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.38	$49.57	$52.65	$51.03	$47.84	$38.52
Income from Investment Operations
Net investment income (loss)A	.38	.74	.59	.52	.53	.48
Net realized and unrealized gain (loss)	6.99	6.47	(1.44)	4.06	5.96	11.61
Total from investment operations	7.37	7.21	(.85)	4.58	6.49	12.09
Distributions from net investment income	(.79)	(.60)	(.62)	(.52)	(.39)	(.49)
Distributions from net realized gain	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(4.86)B	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$56.89	$54.38	$49.57	$52.65	$51.03	$47.84
Total ReturnD,E	14.57%	15.17%	(1.48)%	9.32%	14.42%	33.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.67%	.88%	.79%	.82%	.79%
Expenses net of fee waivers, if any	.63%H	.67%	.88%	.79%	.82%	.79%
Expenses net of all reductions	.63%H	.67%	.88%	.79%	.82%	.79%
Net investment income (loss)	1.42%H	1.46%	1.24%	1.02%	1.07%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$31,527	$28,334	$28,524	$30,150	$30,576	$28,171
Portfolio turnover rateI	9%H,J	8%J	9%J	9%J	12%J	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.36	$49.56	$52.64	$51.02	$47.83	$38.52
Income from Investment Operations
Net investment income (loss)A	.41	.79	.64	.57	.58	.53
Net realized and unrealized gain (loss)	6.98	6.46	(1.44)	4.06	5.96	11.60
Total from investment operations	7.39	7.25	(.80)	4.63	6.54	12.13
Distributions from net investment income	(.84)	(.64)	(.67)	(.57)	(.44)	(.54)
Distributions from net realized gain	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(4.91)B	(2.45)C	(2.28)	(3.01)	(3.35)	(2.82)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$56.84	$54.36	$49.56	$52.64	$51.02	$47.83
Total ReturnE,F	14.62%	15.27%	(1.38)%	9.44%	14.55%	33.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.58%	.78%	.69%	.72%	.68%
Expenses net of fee waivers, if any	.54%I	.58%	.78%	.69%	.72%	.68%
Expenses net of all reductions	.54%I	.58%	.78%	.69%	.72%	.68%
Net investment income (loss)	1.51%I	1.56%	1.34%	1.11%	1.17%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$8,966	$9,886	$11,489	$13,989	$16,198	$14,691
Portfolio turnover rateJ	9%I,K	8%K	9%K	9%K	12%K	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.91 per share is comprised of distributions from net investment income of $.842 and distributions from net realized gain of $4.064 per share.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,474,329
Gross unrealized depreciation	(1,387,120)
Net unrealized appreciation (depreciation)	$21,087,209
Tax cost	$19,701,224

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,490,157 and $1,920,271, respectively.

Redemptions In-Kind. During the period, 17,719 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $953,940. The net realized gain of $562,604 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 11,577 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $587,646. The Fund had a net realized gain of $324,974 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$20,073.14
Class K	2,204.05
	$22,277

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $65 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 8,419 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, included accrued interest, with a value of $456,638. The Fund had a net realized gain of $254,862 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $56 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,934. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,942, including $48 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $358 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Low-Priced Stock	$422,624	$337,211
Class K	147,538	144,475
Total	$570,162	$481,686
From net realized gain
Low-Priced Stock	$2,113,154	$1,020,329
Class K	717,327	405,063
Total	$2,830,481	$1,425,392

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Low-Priced Stock
Shares sold	26,404	35,353	$1,426,206	$1,788,321
Reinvestment of distributions	45,637	25,783	2,359,539	1,255,306
Shares redeemed	(38,923)(a)	(115,449)	(2,100,283)(a)	(5,836,933)
Net increase (decrease)	33,118	(54,313)	$1,685,462	$(2,793,306)
Class K
Shares sold	12,789	28,345	$687,433	$1,441,213
Reinvestment of distributions	16,747	11,296	864,865	549,537
Shares redeemed	(53,671)(a)	(89,600)(b)	(2,888,175)(a)	(4,571,718)(b)
Net increase (decrease)	(24,135)	(49,959)	$(1,335,877)	$(2,580,968)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Low-Priced Stock Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of January 31, 2018, the related statement of operations for the six months ended January 31, 2018, the statement of changes in net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, including the related notes, and the financial highlights for the six months ended January 31, 2018 and each of the five years in the period ended July 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2018 and the year ended July 31, 2017 and the financial highlights for the six months ended January 31, 2018 and each of the five years in the period ended July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Low-Priced Stock	.63%
Actual		$1,000.00	$1,145.70	$3.41
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Class K	.54%
Actual		$1,000.00	$1,146.20	$2.92
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

LPS-SANN-0318
1.700505.121

Fidelity® Low-Priced Stock Fund Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	5.9
Seagate Technology LLC	3.4
Ross Stores, Inc.	3.2
Best Buy Co., Inc.	3.1
Next PLC	2.4
Metro, Inc. Class A (sub. vtg.)	2.1
Unum Group	2.0
Aetna, Inc.	2.0
ANSYS, Inc.	1.6
Barratt Developments PLC	1.5
27.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Consumer Discretionary	23.9
Information Technology	18.7
Health Care	13.4
Financials	10.5
Consumer Staples	8.6

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	91.7%
Short-Term Investments and Net Other Assets (Liabilities)	8.3%

 * Foreign investments - 45.0%

Schedule of Investments January 31, 2018

Showing Percentage of Net Assets

Common Stocks - 91.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 23.9%
Auto Components - 1.2%
Adient PLC	474,243	$30,731
ASTI Corp. (a)(b)	185,100	8,330
Cooper Tire & Rubber Co.	593,956	23,224
ElringKlinger AG (a)	758,900	17,629
G-Tekt Corp.	74,600	1,523
Gentex Corp.	2,593,082	61,404
GUD Holdings Ltd.	301,745	2,981
Hi-Lex Corp.	1,435,300	36,779
INFAC Corp.	325,139	1,466
INZI Controls Co. Ltd. (b)	1,516,000	10,642
Motonic Corp. (b)	3,250,000	32,810
Murakami Corp. (b)	799,800	25,368
Nippon Seiki Co. Ltd.	2,697,200	55,892
Piolax, Inc. (b)	2,540,100	76,203
S&T Holdings Co. Ltd. (b)	885,108	12,865
Samsung Climate Control Co. Ltd. (b)	499,950	5,561
Sewon Precision Industries Co. Ltd. (b)	500,000	7,455
SJM Co. Ltd. (b)	1,282,000	6,004
SJM Holdings Co. Ltd. (b)	1,332,974	5,844
Strattec Security Corp. (b)	309,351	11,925
Sungwoo Hitech Co. Ltd.	1,888,517	12,445
TBK Co. Ltd.	946,000	4,922
Yachiyo Industry Co. Ltd.	916,000	14,192
Yutaka Giken Co. Ltd. (b)	1,254,800	33,108
		499,303
Distributors - 0.2%
Central Automotive Products Ltd.	76,900	1,234
Chori Co. Ltd.	439,800	7,917
Nakayamafuku Co. Ltd.	836,000	5,950
PALTAC Corp.	123,700	5,492
SPK Corp.	259,100	7,327
Uni-Select, Inc.	1,683,000	37,204
		65,124
Diversified Consumer Services - 0.7%
American Public Education, Inc. (c)	763,651	19,397
Clip Corp. (b)	278,000	2,554
Cross-Harbour Holdings Ltd.	2,372,000	3,881
Houghton Mifflin Harcourt Co. (c)	824,100	6,922
Meiko Network Japan Co. Ltd.	324,600	3,946
Service Corp. International	152,310	6,088
ServiceMaster Global Holdings, Inc. (c)	434,262	22,894
Shingakukai Holdings Co. Ltd.	147,500	896
Step Co. Ltd. (b)	1,100,700	19,331
Weight Watchers International, Inc. (a)(b)(c)	3,400,000	218,586
		304,495
Hotels, Restaurants & Leisure - 0.5%
Ark Restaurants Corp. (b)	177,053	4,515
Bluegreen Vacations Corp.	223,090	4,236
Bojangles', Inc. (c)	74,245	910
Brinker International, Inc. (a)	148,396	5,393
BRONCO BILLY Co. Ltd. (a)	25,000	803
Create Restaurants Holdings, Inc.	749,100	8,306
El Pollo Loco Holdings, Inc. (c)	96,100	966
Flanigans Enterprises, Inc.	83,023	1,984
Greggs PLC	758,992	14,214
Hiday Hidaka Corp. (b)	2,097,400	66,488
Ibersol SGPS SA	776,825	11,525
Koshidaka Holdings Co. Ltd.	102,580	5,692
Kura Corp. Ltd.	49,900	3,028
Nagacorp Ltd.	476,000	389
Royal Caribbean Cruises Ltd.	29,717	3,969
Sportscene Group, Inc. Class A (b)(c)	338,800	2,080
St. Marc Holdings Co. Ltd.	946,500	26,850
The Monogatari Corp.	210,600	20,247
The Restaurant Group PLC	6,639,926	23,927
TORIDOLL Holdings Corp.	93,700	3,288
Wyndham Worldwide Corp.	25,602	3,178
		211,988
Household Durables - 3.5%
Abbey PLC (b)	1,814,500	33,341
Barratt Developments PLC (b)	73,811,933	613,301
Bellway PLC	4,000,092	188,617
D.R. Horton, Inc.	3,017,417	148,004
Dorel Industries, Inc. Class B (sub. vtg.)	2,703,300	67,780
Emak SpA	4,483,500	8,472
First Juken Co. Ltd. (b)	1,430,900	23,196
Hamilton Beach Brands Holding Co.:
Class A	180,389	4,638
Class B	185,192	4,761
Helen of Troy Ltd. (b)(c)	1,873,111	174,480
Henry Boot PLC	3,326,051	16,151
Iida Group Holdings Co. Ltd.	226,500	4,495
M/I Homes, Inc.	101,941	3,297
P&F Industries, Inc. Class A (b)	320,907	2,407
PulteGroup, Inc.	413,077	13,148
Q.E.P. Co., Inc.	30,673	874
Sanei Architecture Planning Co. Ltd. (b)	1,236,900	26,305
Stanley Furniture Co., Inc. (c)	272,760	185
Taylor Morrison Home Corp. (c)	195,380	4,969
Token Corp.	654,900	75,384
Toll Brothers, Inc.	99,684	4,643
Tupperware Brands Corp.	30,158	1,742
		1,420,190
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd. (b)	7,209,200	88,748
Liberty Interactive Corp. QVC Group Series A (c)	1,085,003	30,478
		119,226
Leisure Products - 0.2%
Accell Group NV (b)	1,822,558	52,723
Amer Group PLC (A Shares)	163,900	4,625
Fenix Outdoor AB Class B (c)(d)	32,298	0
Kabe Husvagnar AB (B Shares)	283,098	7,006
Mars Engineering Corp.	541,300	12,036
Mattel, Inc. (a)	445,400	7,055
Miroku Corp.	718,000	2,912
Vista Outdoor, Inc. (c)	48,099	729
		87,086
Media - 0.8%
Corus Entertainment, Inc. Class B (non-vtg.)	598,500	4,107
Discovery Communications, Inc.:
Class A (a)(c)	1,880,859	47,153
Class C (non-vtg.) (a)(c)	49,497	1,181
Gannett Co., Inc.	1,010,128	11,920
Harte-Hanks, Inc. (c)	757,160	637
Hyundai HCN	2,723,979	11,051
Informa PLC	460,993	4,557
Intage Holdings, Inc. (b)	3,404,900	43,548
Ipsos SA	9,002	344
ITE Group PLC	88,892	218
KK Culture Holdings Ltd. (c)	13,868,000	3,528
Lions Gate Entertainment Corp. Class B (c)	149,330	4,779
MSG Network, Inc. Class A (c)	381,399	9,154
Multiplus SA	536,800	5,931
Pico Far East Holdings Ltd.	18,938,000	7,577
Proto Corp.	240,400	3,628
RKB Mainichi Broadcasting Corp.	43,300	2,422
Saga Communications, Inc. Class A	406,048	16,080
Sky Network Television Ltd.	5,974,489	12,812
STW Group Ltd.	4,190,083	3,174
Tegna, Inc.	1,081,991	15,656
Television Broadcasts Ltd.	3,520,200	12,555
TOW Co. Ltd. (b)	1,871,100	17,410
TVA Group, Inc. Class B (non-vtg.) (c)	3,158,303	10,014
Twenty-First Century Fox, Inc.:
Class A	650,000	23,985
Class B	45,943	1,676
Viacom, Inc. Class B (non-vtg.)	998,803	33,380
WOWOW INC.	188,500	5,896
		314,373
Multiline Retail - 2.6%
Lifestyle China Group Ltd. (c)	34,779,500	10,404
Lifestyle International Holdings Ltd.	36,235,500	54,659
Next PLC (b)	13,300,388	961,602
Watts Co. Ltd. (b)	941,500	9,947
		1,036,612
Specialty Retail - 12.5%
Aaron's, Inc. Class A	87,864	3,593
Abercrombie & Fitch Co. Class A (b)	5,082,485	105,258
Adastria Co. Ltd. (a)	193,300	4,130
AT-Group Co. Ltd.	1,118,900	32,866
AutoCanada, Inc. (a)	204,200	3,818
AutoZone, Inc. (c)	762,034	583,291
Bed Bath & Beyond, Inc. (b)	10,150,627	234,276
Best Buy Co., Inc. (b)	17,198,142	1,256,496
BMTC Group, Inc. (b)	3,717,700	51,292
Bonia Corp. Bhd	2,503,000	321
Bonjour Holdings Ltd. (c)	3,969,000	132
Buffalo Co. Ltd.	95,200	1,046
Burlington Stores, Inc. (c)	43,160	5,253
Cars.com, Inc. (a)	439,092	13,037
Cash Converters International Ltd. (c)	22,557,233	6,816
Chico's FAS, Inc.	639,072	6,078
Delek Automotive Systems Ltd.	753,100	5,856
DSW, Inc. Class A	4,375,477	87,641
Dunelm Group PLC	664,142	6,035
Ff Group (b)(c)	4,458,294	106,719
Formosa Optical Technology Co. Ltd.	1,362,000	3,034
Fourlis Holdings SA	284,465	2,077
Francesca's Holdings Corp. (c)	98,362	573
GameStop Corp. Class A (a)(b)	9,738,564	163,705
Genesco, Inc. (c)	668,200	23,287
GNC Holdings, Inc. Class A (c)	904,518	3,935
Goldlion Holdings Ltd.	22,430,000	9,003
Guess?, Inc. (b)	5,045,445	92,685
Halfords Group PLC	1,223,548	5,907
Hour Glass Ltd.	8,519,900	4,352
IA Group Corp. (b)	120,240	4,213
JB Hi-Fi Ltd.	108,380	2,553
John David Group PLC	8,078,684	42,005
Jumbo SA (b)	10,245,537	202,508
K's Holdings Corp.	3,366,100	94,024
Ku Holdings Co. Ltd.	869,200	9,341
Le Chateau, Inc. Class B (sub. vtg.) (c)	634,300	101
Leon's Furniture Ltd.	190,400	2,724
Lewis Group Ltd.	1,100,800	3,113
Mr. Bricolage SA (b)	879,426	16,487
Murphy U.S.A., Inc. (c)	33,360	2,846
Nafco Co. Ltd. (b)	1,980,700	36,632
Office Depot, Inc.	684,514	2,225
Pal Group Holdings Co. Ltd.	374,500	10,715
Ross Stores, Inc.	15,600,000	1,285,284
Sa Sa International Holdings Ltd.	3,296,000	1,433
Sacs Bar Holdings, Inc.	378,500	4,219
Sally Beauty Holdings, Inc. (c)	1,121,972	18,636
Second Chance Properties Ltd.	1,844,100	351
Second Chance Properties Ltd. warrants 1/23/20	1,941,600	15
Sonic Automotive, Inc. Class A (sub. vtg.)	1,070,580	23,071
The Buckle, Inc. (a)(b)	4,600,330	92,237
Urban Outfitters, Inc. (c)	3,250,000	110,858
USS Co. Ltd.	6,586,400	147,512
Vitamin Shoppe, Inc. (c)	587,036	2,495
Williams-Sonoma, Inc.	185,545	9,505
Workman Co. Ltd. (b)	2,255,800	96,900
Zumiez, Inc. (c)	161,900	3,359
		5,047,874
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	100,000	482
Best Pacific International Holdings Ltd. (a)	4,924,000	2,933
Daphne International Holdings Ltd. (c)	848,000	56
Embry Holdings Ltd.	2,208,000	779
Emerald Expositions Events, Inc.	128,910	2,782
Fossil Group, Inc. (a)(b)(c)	4,229,982	33,671
Gildan Activewear, Inc.	7,549,700	256,751
Handsome Co. Ltd. (b)	2,125,000	64,259
JLM Couture, Inc. (b)(c)	163,841	557
Makalot Industrial Co. Ltd.	906,000	4,114
McRae Industries, Inc.	24,656	850
Michael Kors Holdings Ltd. (c)	78,000	5,148
Oxford Industries, Inc.	24,617	1,940
Portico International Holdings (c)	10,420,000	3,690
Steven Madden Ltd. (c)	778,171	35,952
Sun Hing Vision Group Holdings Ltd. (b)	20,263,000	8,418
Tapestry, Inc.	799,042	37,587
Texwinca Holdings Ltd.	50,794,000	27,791
Victory City International Holdings Ltd. (c)	92,537,225	2,165
Wolverine World Wide, Inc.	222,334	7,299
Youngone Corp.	500,000	14,909
Youngone Holdings Co. Ltd. (b)	889,600	46,817
Yue Yuen Industrial (Holdings) Ltd.	5,206,000	23,492
		582,442

TOTAL CONSUMER DISCRETIONARY		9,688,713

CONSUMER STAPLES - 8.6%
Beverages - 1.6%
A.G. Barr PLC	3,143,331	28,653
Baron de Ley SA (c)	135,300	18,562
Beluga Group Pjsc (c)	86,778	980
Britvic PLC	6,592,608	68,753
C&C Group PLC	2,404,300	9,000
Jinro Distillers Co. Ltd.	47,081	1,457
Monster Beverage Corp. (c)	6,857,928	467,916
Muhak Co. Ltd. (b)	2,799,256	51,940
Olvi PLC (A Shares)	101,444	3,665
Spritzer Bhd	5,120,400	3,045
Stock Spirits Group PLC	94,735	409
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	2,799,936	7,463
		661,843
Food & Staples Retailing - 4.9%
Amsterdam Commodities NV	142,200	4,387
Aoki Super Co. Ltd.	229,000	2,856
Australasian Foods Holdco Pty Ltd. (c)(d)	3,481,102	2,525
Belc Co. Ltd. (b)	1,730,800	99,773
Cosmos Pharmaceutical Corp. (b)	1,200,000	214,577
Create SD Holdings Co. Ltd. (b)	5,656,500	137,654
CVS Health Corp.	242,103	19,051
Daikokutenbussan Co. Ltd.	592,500	27,568
Dong Suh Companies, Inc.	1,450,000	39,645
Genky DrugStores Co. Ltd. (a)(c)	749,600	25,410
Halows Co. Ltd. (b)	1,327,300	30,898
Kirindo Holdings Co. Ltd.	94,900	1,680
Kroger Co.	2,531,926	76,869
Kusuri No Aoki Holdings Co. Ltd.	842,100	44,160
Majestic Wine PLC	2,746,588	17,802
McColl's Retail Group PLC	1,477,257	5,831
Medical System Network Co. Ltd.	71,000	386
Metro, Inc. Class A (sub. vtg.) (b)	25,198,199	843,218
North West Co., Inc.	114,100	2,703
Performance Food Group Co. (c)	105,570	3,626
Qol Co. Ltd.	1,892,500	37,645
Retail Partners Co. Ltd.	449,800	5,812
Safeway, Inc.:
rights (c)(d)	16,069,900	0
rights (c)(d)	16,069,900	13,981
Sligro Food Group NV	449,400	23,462
Sundrug Co. Ltd.	3,173,900	136,596
Tesco PLC	10,579,237	31,453
Thai President Foods PCL (c)	523,388	3,292
Total Produce PLC	9,117,600	26,602
United Natural Foods, Inc. (c)	1,182,811	56,302
Valor Holdings Co. Ltd.	498,700	11,998
Walgreens Boots Alliance, Inc.	27,537	2,072
Yaoko Co. Ltd.	982,300	47,807
		1,997,641
Food Products - 1.9%
Aryzta AG (a)	1,261,514	33,979
Bakkafrost	424	17
Cranswick PLC	600,000	25,029
Dean Foods Co.	893,939	9,270
Devro PLC	2,517,381	8,060
Dutch Lady Milk Industries Bhd	100,000	1,618
Food Empire Holdings Ltd. (b)	41,354,700	21,279
Fresh Del Monte Produce, Inc. (b)	4,916,874	232,617
Hilton Food Group PLC	684,100	8,256
Inghams Group Ltd.	1,441,194	3,902
Ingredion, Inc.	23,120	3,321
Japan Meat Co. Ltd.	308,200	5,305
Kaveri Seed Co. Ltd.	82,484	669
Lifeway Foods, Inc. (c)	71,318	566
Mitsui Sugar Co. Ltd.	358,900	15,294
Nam Yang Dairy Products	10,500	6,861
Natori Co. Ltd.	166,000	3,076
Origin Enterprises PLC (b)	9,399,095	70,600
Pacific Andes International Holdings Ltd. (c)(d)	106,378,500	993
Pacific Andes Resources Development Ltd. (c)(d)	207,240,893	1,738
Pickles Corp.	101,700	1,789
Rocky Mountain Chocolate Factory, Inc. (b)	445,747	5,523
S Foods, Inc.	410,900	17,926
Seaboard Corp.	40,454	175,409
Select Harvests Ltd. (a)	4,568,976	18,592
Sunjin Co. Ltd. (b)	2,376,955	37,772
Synear Food Holdings Ltd. (c)(d)	38,027,000	0
The Hain Celestial Group, Inc. (c)	1,032,810	39,391
The J.M. Smucker Co.	101,600	12,892
Want Want China Holdings Ltd.	16,126,000	14,245
		775,989
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (c)	89,500	3,376
Personal Products - 0.2%
Edgewell Personal Care Co. (c)	98,928	5,585
Grape King Bio Ltd.	1,748,000	12,700
Natural Alternatives International, Inc. (c)	134,312	1,498
Sarantis SA (b)	2,046,144	38,233
		58,016
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	1,645	584

TOTAL CONSUMER STAPLES		3,497,449

ENERGY - 3.3%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,504,700	9,481
Bristow Group, Inc. (a)	519,685	8,008
Cathedral Energy Services Ltd. (c)	1,355,800	1,731
Diamond Offshore Drilling, Inc. (a)(c)	1,248,503	22,074
Divestco, Inc. (c)	2,962,500	145
Dril-Quip, Inc. (c)	4,918	254
Ensco PLC Class A	11,266,535	66,473
Fugro NV (Certificaten Van Aandelen) (c)	1,618,800	26,992
Geospace Technologies Corp. (b)(c)	1,173,878	16,153
GulfMark Offshore, Inc. (c)	7,043	201
GulfMark Offshore, Inc. warrants 11/14/24 (c)	76,904	56
John Wood Group PLC	698,500	6,425
Liberty Oilfield Services, Inc. Class A (c)	199,761	4,423
National Oilwell Varco, Inc.	49,182	1,804
Oceaneering International, Inc.	237,175	4,905
Oil States International, Inc. (c)	2,365,983	75,711
PHX Energy Services Corp. (c)	1,399,300	2,730
Precision Drilling Corp. (c)	189,800	688
Prosafe ASA (a)(c)	189,770	290
RigNet, Inc. (c)	67,539	1,114
Shinko Plantech Co. Ltd.	1,200,500	12,427
Solstad Offshore ASA (a)(c)	2,112,761	1,480
Total Energy Services, Inc.	2,098,700	23,376
Unit Corp. (b)(c)	4,416,423	107,010
		393,951
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	156,707	6,973
Andeavor	1,173,593	126,936
Beach Energy Ltd.	16,125,729	16,892
Boardwalk Pipeline Partners, LP	728,232	9,147
Bonavista Energy Corp.	284,500	398
CNX Resources Corp. (c)	299,641	4,198
ConocoPhillips Co.	749,102	44,055
CONSOL Energy, Inc. (c)	49,500	1,605
Contango Oil & Gas Co. (b)(c)	1,925,256	7,894
Denbury Resources, Inc. (a)(c)	7,874,341	19,135
Enagas SA	94,858	2,585
Eni SpA	7,493,600	134,901
Fuji Kosan Co. Ltd. (b)	651,300	3,984
Great Eastern Shipping Co. Ltd.	5,100,000	32,196
Hankook Shell Oil Co. Ltd.	50,000	17,877
HollyFrontier Corp.	99,834	4,788
International Seaways, Inc. (c)	23,820	398
James Fisher and Sons PLC	111,600	2,393
KyungDong City Gas Co. Ltd.	208,063	8,363
Kyungdong Invest Co. Ltd.	84,315	3,456
Marathon Oil Corp.	2,982,275	54,248
Marathon Petroleum Corp.	202,309	14,014
Michang Oil Industrial Co. Ltd. (b)	173,900	13,801
Murphy Oil Corp.	7,745,854	248,642
NACCO Industries, Inc. Class A	180,389	7,585
Newfield Exploration Co. (c)	386,096	12,224
QEP Resources, Inc. (c)	9,967	93
Star Petroleum Refining PCL	6,498,700	3,465
Thai Oil PCL (For. Reg.)	379,400	1,242
Uehara Sei Shoji Co. Ltd.	165,200	7,740
Warrior Metropolitan Coal, Inc.	1,568,304	43,865
Whitecap Resources, Inc.	465,900	3,405
Whiting Petroleum Corp. (c)	72,428	2,022
World Fuel Services Corp.	1,914,307	53,390
WPX Energy, Inc. (c)	1,057,621	15,579
		929,489

TOTAL ENERGY		1,323,440

FINANCIALS - 10.5%
Banks - 1.0%
ACNB Corp.	111,910	3,385
Associated Banc-Corp.	408,292	10,105
Bank Ireland Group PLC (c)	11,703,324	114,498
Bank of America Corp.	133,721	4,279
Bar Harbor Bankshares	37,500	1,051
Boston Private Financial Holdings, Inc.	196,728	3,030
Camden National Corp.	56,641	2,405
Cathay General Bancorp	639,357	27,965
Central Pacific Financial Corp.	150,864	4,461
Central Valley Community Bancorp	96,886	1,879
Codorus Valley Bancorp, Inc. (b)	640,208	17,510
Cullen/Frost Bankers, Inc.	81,368	8,658
Dah Sing Banking Group Ltd.	1,749,600	4,138
Dimeco, Inc.	37,046	1,298
First Bancorp, Puerto Rico (c)	6,639,802	39,839
First Hawaiian, Inc.	50,000	1,445
Hope Bancorp, Inc.	750,000	14,280
Huntington Bancshares, Inc.	270,081	4,370
KeyCorp	151,938	3,251
LCNB Corp.	355,809	6,938
Meridian Bank/Malvern, PA (c)	152,168	2,763
Northrim Bancorp, Inc.	131,027	4,383
OFG Bancorp	344,269	3,925
PNC Financial Services Group, Inc.	27,965	4,419
Regions Financial Corp.	177,658	3,416
SpareBank 1 SR-Bank ASA (primary capital certificate)	1,260,374	15,042
Sparebanken More (primary capital certificate)	213,066	7,601
Sparebanken Nord-Norge	2,365,824	19,948
Trico Bancshares	403,744	14,930
Van Lanschot NV (Bearer)	1,085,240	36,851
Wells Fargo & Co.	98,992	6,512
		394,575
Capital Markets - 0.5%
AllianceBernstein Holding LP	707,000	19,301
Banca Generali SpA	126,300	4,729
Brighthouse Financial, Inc.	61,970	3,982
Close Brothers Group PLC	141,100	3,153
Cowen Group, Inc. Class A (a)(c)	672,355	8,707
Franklin Resources, Inc.	1,082,227	45,897
GAMCO Investors, Inc. Class A	24,999	737
Invesco Ltd.	136,592	4,935
Lazard Ltd. Class A	351,499	20,587
Legg Mason, Inc.	168,165	7,167
State Street Corp.	259,683	28,609
Tullett Prebon PLC	592,300	4,457
Waddell & Reed Financial, Inc. Class A (a)	2,504,811	57,611
		209,872
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	13,026,000	10,374
Ally Financial, Inc.	322,782	9,609
Discover Financial Services	371,377	29,636
H&T Group PLC	550,497	2,736
Navient Corp.	583,900	8,321
Nicholas Financial, Inc. (c)	367,317	3,346
OneMain Holdings, Inc. (c)	422,200	13,810
Santander Consumer U.S.A. Holdings, Inc.	7,200,000	124,200
Synchrony Financial	5,652,217	224,280
		426,312
Diversified Financial Services - 0.3%
Far East Horizon Ltd.	2,566,000	2,765
Leucadia National Corp.	94,236	2,551
Newship Ltd. (c)(d)	2,500	980
Ricoh Leasing Co. Ltd.	782,300	28,760
Scandinavian Tobacco Group A/S (e)	2,009,939	40,705
Varex Imaging Corp.	96,100	4,081
Voya Financial, Inc.	1,148,623	59,625
		139,467
Insurance - 6.8%
AEGON NV	48,681,900	332,668
AFLAC, Inc.	334,194	29,476
Allstate Corp.	17,000	1,679
April	2,349,391	47,254
ASR Nederland NV	569,100	24,871
Assurant, Inc. (b)	2,754,159	251,950
Aub Group Ltd.	251,479	2,624
Axis Capital Holdings Ltd.	2,472,036	124,912
CNO Financial Group, Inc.	166,219	4,087
Employers Holdings, Inc.	94,415	4,003
FBD Holdings PLC (c)	148,200	1,969
Federated National Holding Co.	74,300	1,102
First American Financial Corp.	77,150	4,557
Genworth Financial, Inc. Class A (c)	7,041,696	21,548
Great-West Lifeco, Inc.	47,300	1,337
Hartford Financial Services Group, Inc.	2,400,006	141,024
Hiscox Ltd.	245,194	4,923
Hyundai Fire & Marine Insurance Co. Ltd.	114,734	4,971
Investors Title Co.	5,139	1,000
James River Group Holdings Ltd.	200,275	7,610
Lincoln National Corp.	5,200,000	430,560
MetLife, Inc.	1,800,000	86,526
National Western Life Group, Inc.	131,533	42,604
NN Group NV	1,176,499	55,506
Primerica, Inc.	140,680	14,209
Principal Financial Group, Inc.	54,977	3,716
RenaissanceRe Holdings Ltd.	1,722,934	219,054
Sony Financial Holdings, Inc.	2,649,600	48,734
The Travelers Companies, Inc.	29,000	4,348
Torchmark Corp.	164,224	14,920
Universal Insurance Holdings, Inc.	241,211	7,092
Unum Group (b)	15,423,864	820,395
		2,761,229
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	14,982,038	157,911
MFA Financial, Inc.	339,541	2,431
New Residential Investment Corp.	25,000	432
PennyMac Mortgage Investment Trust	25,000	410
Redwood Trust, Inc.	491,814	7,323
		168,507
Thrifts & Mortgage Finance - 0.4%
ASAX Co. Ltd.	113,700	2,023
Genworth MI Canada, Inc.	4,087,800	140,381
Genworth Mortgage Insurance Ltd.	6,314,189	14,806
Meridian Bancorp, Inc. Maryland	215,700	4,411
Nationstar Mortgage Holdings, Inc. (c)	511,195	9,069
		170,690

TOTAL FINANCIALS		4,270,652

HEALTH CARE - 13.4%
Biotechnology - 1.3%
Amgen, Inc.	2,708,656	503,945
Biogen, Inc. (c)	9,967	3,467
Gilead Sciences, Inc.	197,340	16,537
United Therapeutics Corp. (c)	9,836	1,269
		525,218
Health Care Equipment & Supplies - 0.9%
Ansell Ltd.	249,188	5,050
Apex Biotechnology Corp.	1,400,000	1,514
Arts Optical International Holdings Ltd. (b)	23,451,000	6,745
Atrion Corp.	8,449	4,862
Boston Scientific Corp. (c)	314,878	8,804
Exactech, Inc. (c)	39,388	1,973
Hoshiiryou Sanki Co. Ltd. (b)	304,864	11,972
Huvitz Co. Ltd.	50,000	638
Masimo Corp. (c)	22,151	2,088
Microlife Corp.	3,683,500	8,887
Nakanishi, Inc.	635,400	34,613
Pacific Hospital Supply Co. Ltd.	1,454,000	3,961
Prim SA (b)	1,468,400	18,960
ResMed, Inc.	99,811	10,060
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	948,000	702
St.Shine Optical Co. Ltd.	2,300,000	73,384
Supermax Corp. Bhd	23,500,000	13,193
Techno Medica Co. Ltd.	39,600	696
Top Glove Corp. Bhd	1,000,034	2,376
Utah Medical Products, Inc. (b)	373,073	33,614
Zimmer Biomet Holdings, Inc.	985,792	125,314
		369,406
Health Care Providers & Services - 9.8%
Aetna, Inc.	4,341,522	811,083
Almost Family, Inc. (c)	375,000	21,394
Anthem, Inc.	1,912,756	474,077
Centene Corp. (c)	31,105	3,336
DVx, Inc. (b)	713,300	8,839
Hanger, Inc. (b)(c)	2,563,559	40,709
Hi-Clearance, Inc.	1,489,000	4,904
Laboratory Corp. of America Holdings (c)	8,272	1,443
LHC Group, Inc. (c)	180,643	11,344
Lifco AB	608,100	24,502
Medica Sur SA de CV	347,500	743
MEDNAX, Inc. (c)	250,216	13,214
Patterson Companies, Inc.	24,591	883
Premier, Inc. (c)	146,800	4,764
Quest Diagnostics, Inc.	29,541	3,126
Ship Healthcare Holdings, Inc.	134,200	4,369
Sigma Healthcare Ltd.	4,419,964	3,188
The Ensign Group, Inc.	194,857	4,488
Tokai Corp.	349,900	8,532
Triple-S Management Corp. (b)(c)	1,722,629	39,586
Tsukui Corp.	500,000	3,940
United Drug PLC (United Kingdom)	4,610,192	53,708
UnitedHealth Group, Inc.	10,017,824	2,372,014
Universal Health Services, Inc. Class B	213,744	25,970
WIN-Partners Co. Ltd. (b)	2,583,100	36,097
		3,976,253
Health Care Technology - 0.1%
Addlife AB	393,400	9,086
Computer Programs & Systems, Inc. (a)	142,243	4,260
HMS Holdings Corp. (c)	103,367	1,771
ND Software Co. Ltd. (b)	1,230,600	14,608
Pharmagest Interactive	9,465	551
		30,276
Pharmaceuticals - 1.3%
Akorn, Inc. (c)	94,394	3,041
Apex Healthcare Bhd	47,600	67
Bliss Gvs Pharma Ltd. (c)	4,600,000	14,887
Bristol-Myers Squibb Co.	46,756	2,927
Daewon Pharmaceutical Co. Ltd. (b)	1,782,271	37,568
Daewoong Co. Ltd.	350,000	6,314
Dawnrays Pharmaceutical Holdings Ltd.	11,352,000	6,516
DongKook Pharmaceutical Co. Ltd. (b)	623,700	41,044
FDC Ltd. (c)	3,250,000	11,796
Fuji Pharma Co. Ltd.	384,700	14,476
Genomma Lab Internacional SA de CV (c)	4,369,800	4,801
Indivior PLC (c)	16,951,093	96,922
Jazz Pharmaceuticals PLC (c)	19,812	2,887
Korea United Pharm, Inc.	239,629	7,515
Kwang Dong Pharmaceutical Co. Ltd. (b)	3,100,000	28,891
Kyung Dong Pharmaceutical Co. Ltd.	480,000	12,070
Lee's Pharmaceutical Holdings Ltd.	7,900,598	13,130
Novo Nordisk A/S Series B sponsored ADR	1,100,000	61,050
Phibro Animal Health Corp. Class A	145,659	4,960
Recordati SpA	1,700,000	77,397
Taro Pharmaceutical Industries Ltd. (c)	36,000	3,661
Torrent Pharmaceuticals Ltd.	150,000	3,215
Tsumura & Co.	442,600	14,918
Vivimed Labs Ltd. (c)	600,000	811
Whanin Pharmaceutical Co. Ltd. (b)	1,750,000	40,160
		511,024

TOTAL HEALTH CARE		5,412,177

INDUSTRIALS - 8.0%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (c)	324,306	8,918
Astronics Corp. (c)	77,100	3,439
Austal Ltd.	1,441,809	2,114
Engility Holdings, Inc. (c)	1,039,422	27,191
		41,662
Air Freight & Logistics - 0.0%
Air T, Inc. (b)(c)	196,431	5,510
Airlines - 0.1%
Air New Zealand Ltd.	1,214,938	2,758
American Airlines Group, Inc.	484,300	26,307
JetBlue Airways Corp. (c)	462,992	9,658
United Continental Holdings, Inc. (c)	166,600	11,299
		50,022
Building Products - 0.1%
Continental Building Products, Inc. (c)	344,200	9,792
Gibraltar Industries, Inc. (c)	108,800	4,036
Kondotec, Inc. (b)	1,600,100	15,563
		29,391
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	117,200	4,285
AJIS Co. Ltd. (b)	912,200	25,747
Asia File Corp. Bhd	4,480,000	3,009
Calian Technologies Ltd. (b)	659,200	16,662
Civeo Corp. (b)(c)	12,189,040	42,662
Essendant, Inc. (b)	2,107,501	19,073
Fursys, Inc. (b)	950,000	30,726
Interface, Inc.	235,071	5,865
KAR Auction Services, Inc.	37,812	2,062
Knoll, Inc.	24,256	556
Lion Rock Group Ltd.	19,647,640	3,692
Mears Group PLC	854,994	4,856
Mitie Group PLC	13,833,618	34,805
Nac Co. Ltd.	487,000	4,619
NICE Total Cash Management Co., Ltd.	1,176,899	14,412
VICOM Ltd.	2,879,100	12,883
VSE Corp. (b)	853,512	42,292
		268,206
Construction & Engineering - 1.2%
AECOM (c)	6,933,886	271,184
Arcadis NV	2,185,409	49,680
Astaldi SpA	2,589,900	8,843
Boustead Projs. Pte Ltd.	1,055,787	708
Boustead Singapore Ltd.	4,283,400	2,694
C-Cube Corp.	329,700	2,120
Daiichi Kensetsu Corp. (b)	1,766,200	29,494
EMCOR Group, Inc.	52,500	4,267
Geumhwa PSC Co. Ltd. (b)	360,000	14,689
Jacobs Engineering Group, Inc.	218,608	15,185
KBR, Inc.	582,618	11,850
Kyeryong Construction Industrial Co. Ltd. (b)(c)	675,000	12,114
Meisei Industrial Co. Ltd.	1,128,400	8,136
Mirait Holdings Corp.	575,100	8,524
Nippon Rietec Co. Ltd.	1,194,300	14,639
Quanta Services, Inc. (c)	60,559	2,331
Severfield PLC	2,822,212	3,318
Shinnihon Corp.	1,608,700	15,223
ShoLodge, Inc. (b)(c)(d)	443,162	0
Sterling Construction Co., Inc. (c)	324,611	4,528
Toshiba Plant Systems & Services Corp.	168,000	3,314
United Integrated Services Co.	5,143,500	10,453
		493,294
Electrical Equipment - 0.7%
Aichi Electric Co. Ltd.	317,800	10,310
Aros Quality Group AB	741,000	19,889
AZZ, Inc.	1,168,944	53,187
Bharat Heavy Electricals Ltd.	30,750,000	48,476
Chiyoda Integre Co. Ltd.	336,600	8,067
Eaton Corp. PLC	24,617	2,067
Generac Holdings, Inc. (c)	93,054	4,553
Hammond Power Solutions, Inc. Class A	462,400	3,485
I-Sheng Electric Wire & Cable Co. Ltd. (b)	12,500,000	19,320
Korea Electric Terminal Co. Ltd. (b)	700,000	45,541
Regal Beloit Corp.	47,844	3,727
Servotronics, Inc.	119,684	1,251
TKH Group NV (depositary receipt)	700,000	46,540
		266,413
Industrial Conglomerates - 1.3%
Carr's Group PLC	2,279,402	4,628
DCC PLC (United Kingdom) (b)	4,609,776	484,671
Mytilineos Holdings SA (c)	884,596	11,093
Reunert Ltd.	1,736,800	10,945
		511,337
Machinery - 1.8%
Aalberts Industries NV (b)	7,750,000	423,369
Allison Transmission Holdings, Inc.	537,459	23,777
ASL Marine Holdings Ltd. (b)(c)	46,170,313	4,400
Cummins, Inc.	23,633	4,443
Flowserve Corp.	176,700	8,008
Foremost Income Fund (c)	2,141,103	9,008
Global Brass & Copper Holdings, Inc.	48,171	1,549
Haitian International Holdings Ltd.	7,097,000	22,182
Hurco Companies, Inc.	84,000	3,793
Hwacheon Machine Tool Co. Ltd. (b)	219,900	12,683
Hyster-Yale Materials Handling:
Class A (b)	211,942	17,949
Class B (b)	310,000	26,254
Ihara Science Corp. (b)	1,016,200	23,358
Jaya Holdings Ltd. (b)(c)(d)	3,239,440	72
Kyowakogyosyo Co. Ltd.	45,900	3,405
Luxfer Holdings PLC sponsored	313,310	4,530
Maruzen Co. Ltd. (b)	1,624,000	39,416
Miller Industries, Inc.	96,204	2,506
Mincon Group PLC	2,204,740	3,312
Nadex Co. Ltd. (b)	812,800	11,773
Nakano Refrigerators Co. Ltd.	26,200	1,106
Nitchitsu Co. Ltd.	56,800	1,202
Rexnord Corp. (c)	232,452	6,534
Semperit AG Holding	472,900	11,743
SIMPAC, Inc.	583,000	2,431
Takamatsu Machinery Co. Ltd.	350,900	4,514
Techno Smart Corp. (a)(b)	541,100	9,150
Tocalo Co. Ltd. (b)	804,500	40,410
Trinity Industrial Corp.	737,000	7,698
		730,575
Marine - 0.0%
SITC International Holdings Co. Ltd.	4,608,000	5,302
Tokyo Kisen Co. Ltd. (b)	848,000	6,823
		12,125
Professional Services - 0.4%
Akka Technologies SA	382,497	24,029
Asiakastieto Group Oyj (e)	79,066	2,219
Boardroom Ltd.	2,629,942	1,303
CBIZ, Inc. (c)	169,260	2,793
Clarius Group Ltd. (c)	2,838,925	240
ICF International, Inc. (c)	78,000	4,142
McMillan Shakespeare Ltd.	2,160,681	30,556
Robert Half International, Inc.	101,700	5,886
SHL-JAPAN Ltd.	104,000	2,191
Sporton International, Inc.	306,028	1,725
Stantec, Inc.	1,918,000	55,794
Synergie SA	130,373	7,770
TrueBlue, Inc. (c)	487,168	13,324
		151,972
Road & Rail - 0.8%
Alps Logistics Co. Ltd. (b)	2,918,600	26,509
AMERCO	13,600	4,965
Avis Budget Group, Inc. (c)	397,000	17,849
Chilled & Frozen Logistics Holdings Co. Ltd.	1,249,700	18,483
CSX Corp.	133,313	7,568
Daqin Railway Co. Ltd. (A Shares)	26,000,000	39,896
Hamakyorex Co. Ltd. (b)	1,280,600	44,273
Higashi Twenty One Co. Ltd.	255,700	1,012
Norfolk Southern Corp.	59,400	8,962
Roadrunner Transportation Systems, Inc. (b)(c)	3,687,434	20,539
Sakai Moving Service Co. Ltd. (b)	1,131,200	54,218
Trancom Co. Ltd. (b)	874,100	65,110
Universal Logistics Holdings, Inc.	1,238,649	28,799
		338,183
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	1,259,600	31,075
AerCap Holdings NV (c)	237,171	12,831
Alconix Corp. (b)	2,166,400	50,061
Goodfellow, Inc. (b)(c)	738,800	4,685
HD Supply Holdings, Inc. (c)	519,446	20,201
HERIGE	62,319	3,288
Houston Wire & Cable Co. (c)	77,904	545
KS Energy Services Ltd. (c)	13,459,900	349
Lumax International Corp. Ltd.	3,123,900	6,199
Meiwa Corp.	1,755,000	8,110
Mitani Shoji Co. Ltd.	751,100	36,270
MRC Global, Inc. (c)	530,455	9,538
Otec Corp.	127,100	2,044
Parker Corp. (b)	2,267,000	15,143
Richelieu Hardware Ltd.	759,100	19,582
Senshu Electric Co. Ltd. (b)	914,300	26,888
Strongco Corp. (b)(c)	868,088	1,447
Tanaka Co. Ltd.	37,500	290
TECHNO ASSOCIE Co. Ltd.	260,700	3,300
Titan Machinery, Inc. (c)	843,863	18,135
Totech Corp. (b)	946,500	28,263
		298,244
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	1,320,700	8,918
Meiko Transportation Co. Ltd.	848,000	9,772
Qingdao Port International Co. Ltd. (e)	4,812,000	3,543
Sinwa Ltd. (b)	20,842,600	3,813
		26,046

TOTAL INDUSTRIALS		3,222,980

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 0.1%
ADTRAN, Inc.	179,690	2,875
Black Box Corp. (b)	1,521,487	5,325
Cisco Systems, Inc.	91,033	3,782
CommScope Holding Co., Inc. (c)	247,659	9,567
F5 Networks, Inc. (c)	23,436	3,387
Juniper Networks, Inc.	180,836	4,729
		29,665
Electronic Equipment & Components - 5.3%
A&D Co. Ltd.	697,800	5,118
AAC Technology Holdings, Inc.	348,500	5,827
AVX Corp.	218,000	3,911
Beijer Electronics AB (c)	164,200	631
Bel Fuse, Inc. Class A	86,559	1,665
Casa Systems, Inc. (c)	99,100	1,892
CDW Corp.	253,093	18,929
CTS Corp.	387,940	10,668
Daido Signal Co. Ltd.	101,000	541
Dynapack International Technology Corp.	3,200,000	5,078
Elec & Eltek International Co. Ltd.	1,523,700	2,560
Elematec Corp. (b)	1,206,600	29,541
ePlus, Inc. (c)	34,463	2,661
Excel Co. Ltd. (b)	770,300	18,939
Fabrinet	49,182	1,220
Hi-P International Ltd.	15,587,200	23,527
Hon Hai Precision Industry Co. Ltd. (Foxconn)	182,476,140	576,579
IDIS Holdings Co. Ltd. (b)	800,000	11,479
Image Sensing Systems, Inc. (c)	65,869	198
Insight Enterprises, Inc. (c)	150,000	5,568
Intelligent Digital Integrated Security Co. Ltd. (b)	900,010	6,486
INTOPS Co. Ltd. (b)	1,719,800	17,121
Isra Vision AG (b)	332,908	77,374
Jabil, Inc.	597,902	15,205
Keysight Technologies, Inc. (c)	2,740,880	128,054
Kingboard Chemical Holdings Ltd. (b)	77,707,000	427,641
Kingboard Laminates Holdings Ltd.	3,806,000	6,704
Mesa Laboratories, Inc. (b)	230,759	32,655
Muramoto Electronic Thailand PCL (For. Reg.) (b)	1,302,400	9,689
Nippo Ltd. (b)(c)	752,700	3,868
PAX Global Technology Ltd.	4,165,000	2,023
Philips Lighting NV (e)	113,300	4,459
Pinnacle Technology Holdings Ltd.	7,496,900	11,031
Plexus Corp. (c)	112,061	6,696
Redington India Ltd.	14,700,000	41,283
ScanSource, Inc. (b)(c)	2,247,395	76,861
Shibaura Electronics Co. Ltd. (b)	649,200	36,691
Sigmatron International, Inc. (c)	174,418	1,559
Simplo Technology Co. Ltd.	6,300,000	40,266
SYNNEX Corp. (b)	2,759,568	338,682
Tomen Devices Corp. (b)	570,500	16,852
Tripod Technology Corp.	1,472,000	4,742
TTM Technologies, Inc. (c)	1,205,698	19,882
UKC Holdings Corp. (b)	1,329,100	28,348
VST Holdings Ltd. (b)	123,134,800	65,324
Wayside Technology Group, Inc.	139,118	1,996
Wireless Telecom Group, Inc. (c)	349,618	783
Yageo Corp.	220,823	2,929
		2,151,736
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (c)	50,908	3,410
Alphabet, Inc.:
Class A (c)	2,363	2,794
Class C (c)	7,168	8,386
Aucnet, Inc.	201,500	2,814
eBay, Inc. (c)	96,100	3,900
Gabia, Inc. (b)	975,000	6,289
j2 Global, Inc.	169,234	13,537
Liquidity Services, Inc. (c)	284,487	1,366
Moneysupermarket.com Group PLC	676,700	3,253
NetGem SA	868,363	2,976
Softbank Technology Corp. (a)	262,500	5,078
Web.com Group, Inc. (c)	615,743	14,316
Yahoo! Japan Corp.	2,807,100	13,540
		81,659
IT Services - 4.1%
ALTEN	659,216	66,785
Amdocs Ltd.	6,696,452	458,037
Argo Graphics, Inc.	402,200	13,713
CACI International, Inc. Class A (c)	35,759	5,026
Computer Services, Inc.	263,971	12,275
CSE Global Ltd. (b)	41,562,400	11,564
CSRA, Inc.	4,696,824	156,310
Data#3 Ltd.	2,865,447	3,741
Dimerco Data System Corp.	510,000	674
DXC Technology Co.	77,057	7,671
E-Credible Co. Ltd.	129,349	1,796
eClerx Services Ltd.	1,791,278	42,536
EOH Holdings Ltd.	6,758,400	36,513
Estore Corp.	290,000	2,671
Euronet Worldwide, Inc. (c)	96,959	9,102
EVERTEC, Inc.	1,628,800	25,491
ExlService Holdings, Inc. (c)	182,723	11,100
First Data Corp. Class A (c)	500,609	8,861
Genpact Ltd.	132,980	4,513
GetBusy PLC	38,798	20
HIQ International AB	521,600	4,528
Indra Sistemas (b)(c)	13,346,500	196,193
Know IT AB (b)	1,462,000	30,873
Leidos Holdings, Inc.	713,854	47,543
Luxoft Holding, Inc. (c)	93,651	5,390
Maximus, Inc.	263,310	17,952
Net 1 UEPS Technologies, Inc. (a)(c)	470,611	5,661
Nice Information & Telecom, Inc.	53,000	1,209
Perficient, Inc. (c)	194,615	3,770
Rolta India Ltd.(c)	2,699,942	2,884
Societe Pour L'Informatique Industrielle SA (b)	1,693,269	52,136
Softcreate Co. Ltd.	615,100	8,301
Sword Group	124,552	5,760
The Western Union Co.	18,315,358	380,776
TravelSky Technology Ltd. (H Shares)	1,786,000	5,605
Worldpay, Inc. (c)	50,140	4,027
		1,651,007
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp. (b)	779,400	6,227
Boe Varitronix Ltd.	6,437,000	3,374
Cirrus Logic, Inc. (c)	50,608	2,509
Diodes, Inc. (c)	208,664	5,882
Entegris, Inc.	397,238	12,930
Integrated Device Technology, Inc. (c)	546,693	16,346
KLA-Tencor Corp.	17,724	1,946
Kulicke & Soffa Industries, Inc. (c)	9,836	226
Lasertec Corp.	72,100	2,583
Leeno Industrial, Inc.	600,000	34,324
Melexis NV	1,675,000	176,350
Miraial Co. Ltd.	179,800	3,704
Nanometrics, Inc. (c)	325,156	8,054
ON Semiconductor Corp. (c)	739,779	18,302
Phison Electronics Corp.	1,900,000	19,404
Powertech Technology, Inc.	9,000,000	29,240
Trio-Tech International (b)(c)	245,908	1,601
United Microelectronics Corp.	5,408,000	2,636
		345,638
Software - 3.8%
Activision Blizzard, Inc.	170,493	12,639
AdaptIT Holdings Ltd.	2,569,100	2,277
ANSYS, Inc. (c)	4,000,000	646,600
Aspen Technology, Inc. (c)	135,146	10,467
Ebix, Inc. (a)(b)	2,665,521	218,839
ICT Automatisering NV (b)	511,400	9,460
InfoVine Co. Ltd. (b)	175,000	4,507
init innovation in traffic systems AG	118,571	2,753
Jorudan Co. Ltd. (b)	444,600	4,365
KPIT Cummins Infosystems Ltd.	9,000,000	29,962
KSK Co., Ltd. (b)	543,000	8,843
Micro Focus International PLC	219,700	6,707
Micro Focus International PLC sponsored ADR	499,401	15,102
Nucleus Software Exports Ltd. (c)	983,126	6,729
Oracle Corp.	9,612,167	495,892
Pegasystems, Inc.	152,703	7,765
Playtech Ltd.	255,216	2,871
Pro-Ship, Inc.	258,000	5,473
RealPage, Inc. (c)	256,447	12,758
Reckon Ltd.	89,805	110
Vitec Software Group AB	808,800	8,560
Zensar Technologies Ltd.	800,000	12,001
		1,524,680
Technology Hardware, Storage & Peripherals - 4.4%
Compal Electronics, Inc.	70,000,000	52,057
Hewlett Packard Enterprise Co.	5,217,169	85,562
HP, Inc.	7,392,361	172,390
Seagate Technology LLC (b)	24,561,115	1,355,774
Super Micro Computer, Inc. (c)	538,355	12,288
TPV Technology Ltd.	71,114,000	10,091
Western Digital Corp.	48,638	4,328
Xerox Corp.	2,531,500	86,400
		1,778,890

TOTAL INFORMATION TECHNOLOGY		7,563,275

MATERIALS - 3.3%
Chemicals - 2.4%
Axalta Coating Systems Ltd. (c)	502,993	15,844
C. Uyemura & Co. Ltd.	392,100	30,875
Cabot Corp.	25,493	1,724
Chase Corp. (b)	703,293	79,015
Core Molding Technologies, Inc. (b)	470,011	9,776
Deepak Fertilisers and Petrochemicals Corp. Ltd.	3,542,549	22,213
Deepak Nitrite Ltd. (c)	3,000,000	13,126
EcoGreen International Group Ltd. (b)	51,212,080	10,082
FMC Corp.	1,352,488	123,523
Fujikura Kasei Co., Ltd. (b)	2,770,100	17,747
Fuso Chemical Co. Ltd.	682,000	19,640
Gujarat Narmada Valley Fertilizers Co.	6,000,000	45,326
Gujarat State Fertilizers & Chemicals Ltd. (b)	28,900,000	65,793
Honshu Chemical Industry Co. Ltd. (b)	779,400	10,402
Huntsman Corp.	248,976	8,607
Innospec, Inc.	734,974	52,771
JSR Corp.	237,500	5,645
K&S AG (a)	898,900	25,245
KPC Holdings Corp.	43,478	2,727
KPX Chemical Co. Ltd.	163,083	10,397
KPX Green Chemical Co. Ltd.	250,000	1,017
Miwon Chemicals Co. Ltd.	55,095	2,982
Miwon Commercial Co. Ltd. (c)	13,819	2,842
Muto Seiko Co. Ltd. (c)	243,500	4,000
Nihon Parkerizing Co. Ltd.	296,900	5,160
Nippon Soda Co. Ltd.	1,610,000	11,091
Nutrien Ltd. (c)	675,000	35,314
Olin Corp.	59,083	2,203
PolyOne Corp.	41,948	1,823
SK Kaken Co. Ltd.	331,000	37,811
Soken Chemical & Engineer Co. Ltd. (b)	681,400	14,929
T&K Toka Co. Ltd. (b)	1,389,100	18,675
Terra Nitrogen Co. LP	4,935	402
Thai Carbon Black PCL (For. Reg.) (c)	11,722,400	22,363
Thai Rayon PCL:
(For. Reg.)	2,778,600	5,079
NVDR	87,500	160
UPL Ltd. (c)	875,000	10,353
Victrex PLC	9,349	339
Westlake Chemical Corp.	91,074	10,255
Yara International ASA	4,258,561	204,672
Yip's Chemical Holdings Ltd.	26,248,000	9,764
		971,712
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	687,400	5,041
Mitani Sekisan Co. Ltd. (b)	1,522,700	35,541
RHI Magnesita NV (c)	65,869	4,253
		44,835
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	3,548,000	934
Berry Global Group, Inc. (c)	201,077	11,902
Chuoh Pack Industry Co. Ltd. (b)	430,900	6,098
Kohsoku Corp. (b)	1,775,500	21,998
Owens-Illinois, Inc. (c)	91,774	2,131
Pact Group Holdings Ltd.	704,078	3,007
Samhwa Crown & Closure Co. Ltd.	50,000	2,407
Sealed Air Corp.	116,751	5,528
Silgan Holdings, Inc.	316,557	9,462
The Pack Corp. (b)	1,594,800	55,008
UFP Technologies, Inc. (c)	98,364	2,867
		121,342
Metals & Mining - 0.4%
Alcoa Corp. (c)	274,413	14,275
Ausdrill Ltd.	2,141,093	4,503
Chubu Steel Plate Co. Ltd.	423,400	3,602
Cliffs Natural Resources, Inc. (a)(c)	4,082,200	27,963
Compania de Minas Buenaventura SA sponsored ADR	2,305,446	35,573
Freeport-McMoRan, Inc. (c)	264,697	5,162
Granges AB	412,600	4,341
Hill & Smith Holdings PLC	961,713	16,372
Newmont Mining Corp.	81,100	3,285
Orosur Mining, Inc. (c)	3,039,100	457
Orvana Minerals Corp. (c)	781,486	133
Pacific Metals Co. Ltd. (c)	355,600	11,694
Steel Dynamics, Inc.	77,265	3,508
Tohoku Steel Co. Ltd. (b)	639,400	14,327
Tokyo Tekko Co. Ltd. (b)	778,800	14,088
Universal Stainless & Alloy Products, Inc. (c)	85,307	2,198
Webco Industries, Inc. (c)(d)	7,760	698
Worthington Industries, Inc.	79,805	3,732
		165,911
Paper & Forest Products - 0.1%
Kapstone Paper & Packaging Corp.	10,643	369
Louisiana-Pacific Corp. (c)	107,378	3,179
Stella-Jones, Inc. (c)	600,000	25,263
Western Forest Products, Inc.	1,990,800	4,629
		33,440

TOTAL MATERIALS		1,337,240

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CBL & Associates Properties, Inc. (a)	97,500	542
Colony NorthStar, Inc.	1,087,102	9,762
Corporate Office Properties Trust (SBI)	114,440	3,124
Corrections Corp. of America	1,339,076	31,080
Four Corners Property Trust, Inc.	218,804	5,164
Healthcare Realty Trust, Inc.	108,450	3,239
Nsi NV	8,515	376
Spirit Realty Capital, Inc.	97,378	796
Store Capital Corp.	205,150	5,028
Ventas, Inc.	48,346	2,706
VEREIT, Inc.	3,692,326	26,585
WP Glimcher, Inc.	191,917	1,263
		89,665
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	43,850	1,332
BUWOG AG	150,599	5,404
CBRE Group, Inc. (c)	104,387	4,769
Century21 Real Estate Japan Ltd.	99,400	1,272
Devine Ltd. (c)	1,799,127	551
IMMOFINANZ Immobilien Anlagen AG	1,046,000	2,678
Leopalace21 Corp.	4,341,600	36,068
LSL Property Services PLC	1,392,038	5,574
Relo Holdings Corp.	6,467,700	192,071
Selvaag Bolig ASA	1,190,200	5,257
Servcorp Ltd.	441,621	2,014
Sino Land Ltd.	2,834,000	5,224
Tejon Ranch Co. (c)	441,452	9,628
Wing Tai Holdings Ltd.	1,760,500	3,248
		275,090

TOTAL REAL ESTATE		364,755

UTILITIES - 1.0%
Electric Utilities - 0.8%
Exelon Corp.	3,032,032	116,764
FirstEnergy Corp.	49,837	1,640
PG&E Corp.	2,987,389	126,755
PPL Corp.	2,700,000	86,049
		331,208
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	13,931	488
GAIL India Ltd.	2,000,000	15,060
Hokuriku Gas Co.	156,200	4,640
K&O Energy Group, Inc.	548,900	8,911
Keiyo Gas Co. Ltd.	606,000	3,444
South Jersey Industries, Inc.	252,102	7,422
Star Gas Partners LP	308,095	3,290
		43,255
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd (b)	32,700,045	31,434
Mega First Corp. Bhd warrants 4/8/20(b)(c)	3,800,000	1,851
The AES Corp.	260,000	3,006
		36,291
Multi-Utilities - 0.0%
CMS Energy Corp.	328,399	14,696
Water Utilities - 0.0%
Manila Water Co., Inc.	5,741,400	3,163

TOTAL UTILITIES		428,613

TOTAL COMMON STOCKS
(Cost $15,757,464)		37,109,294

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	503,900	2,527
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,013
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (d)(e)	6,533	229
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	164,896	3,431
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	1,565,200	26,351
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,655)		33,551
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (e)
(Cost $11,179)	$4,703	3,857
	Shares	Value (000s)

Money Market Funds - 9.0%
Fidelity Cash Central Fund, 1.39% (f)	3,297,376,796	3,298,036
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	343,660,313	343,695
TOTAL MONEY MARKET FUNDS
(Cost $3,641,133)		3,641,731
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $19,432,431)		40,788,433
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(295,615)
NET ASSETS - 100%		$40,492,818

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated company

 (c) Non-income producing

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,012,000 or 0.1% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$25,176
Fidelity Securities Lending Cash Central Fund	2,942
Total	$28,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Aalberts Industries NV	$357,923	$--	$22,183	$--	$16,743	$70,886	$423,369
Abbey PLC	30,976	--	825	196	680	2,510	33,341
Abercrombie & Fitch Co. Class A	51,336	--	2,085	2,077	(1,457)	57,464	105,258
Accell Group NV	57,199	--	1,541	--	534	(3,469)	52,723
Air T, Inc.	3,276	--	119	--	88	2,265	5,510
AJIS Co. Ltd.	18,967	--	591	--	401	6,970	25,747
Alconix Corp.	22,007	--	1,114	231	773	28,395	50,061
Alps Logistics Co. Ltd.	21,604	--	619	215	328	5,196	26,509
Ark Restaurants Corp.	4,524	--	530	93	139	382	4,515
Arts Optical International Holdings Ltd.	8,599	--	187	62	(10)	(1,657)	6,745
ASL Marine Holdings Ltd.	4,442	--	100	--	(2)	60	4,400
Assurant, Inc.	322,168	--	29,894	3,145	22,198	(62,522)	251,950
ASTI Corp.	5,592	--	764	--	545	2,957	8,330
Atwood Oceanics, Inc.	57,677	--	67,862	--	(126,131)	136,316	--
Axell Corp.	5,428	--	164	--	(359)	1,322	6,227
Barratt Developments PLC	615,294	--	16,777	34,221	13,020	1,764	613,301
Bed Bath & Beyond, Inc.	274,957	27,024	5,242	2,754	(555)	(61,908)	234,276
Belc Co. Ltd.	80,741	--	2,644	466	2,267	19,409	99,773
Belluna Co. Ltd.	87,499	--	4,350	369	2,393	3,206	88,748
Best Buy Co., Inc.	1,088,006	--	90,951	12,137	53,150	206,291	1,256,496
Black Box Corp.	12,338	--	133	--	(557)	(6,323)	5,325
BMTC Group, Inc.	39,153	--	4,791	631	4,594	12,336	51,292
Calian Technologies Ltd.	15,187	--	447	253	324	1,598	16,662
Chase Corp.	78,401	--	2,661	575	2,523	752	79,015
Chilled & Frozen Logistics Holdings Co. Ltd.	15,688	--	863	102	460	3,198	--
Chuoh Pack Industry Co. Ltd.	5,111	--	150	71	83	1,054	6,098
Civeo Corp.	24,148	--	817	--	231	19,100	42,662
Clip Corp.	2,382	--	64	--	27	209	2,554
Codorus Valley Bancorp, Inc.	18,561	--	1,682	189	707	(76)	17,510
Contango Oil & Gas Co.	12,450	--	498	--	(440)	(3,618)	7,894
Core Molding Technologies, Inc.	13,648	--	5,208	56	1,921	(585)	9,776
Cosmos Pharmaceutical Corp.	262,818	--	6,957	444	6,553	(47,837)	214,577
Create SD Holdings Co. Ltd.	146,994	--	3,884	789	3,016	(8,472)	137,654
CSE Global Ltd.	13,065	--	299	391	36	(1,238)	11,564
Daewon Pharmaceutical Co. Ltd.	29,918	--	--	360	--	7,650	37,568
Daiichi Kensetsu Corp.	22,034	--	654	--	366	7,748	29,494
DCC PLC (United Kingdom)	464,436	--	65,741	2,614	59,253	26,723	484,671
Deepak Fertilisers and Petrochemicals Corp. Ltd.	33,595	--	14,696	454	8,186	(4,872)	--
DongKook Pharmaceutical Co. Ltd.	33,526	--	--	194	--	7,518	41,044
DVx, Inc.	8,368	--	225	--	161	535	8,839
Ebix, Inc.	158,009	--	5,325	408	5,128	61,027	218,839
EcoGreen International Group Ltd.	10,836	--	266	101	75	(563)	10,082
Elematec Corp.	22,459	--	750	247	482	7,350	29,541
Essendant, Inc.	27,007	--	537	603	(270)	(7,127)	19,073
Excel Co. Ltd.	10,314	--	481	126	277	8,829	18,939
Ff Group	109,703	--	2,524	--	1,295	(1,755)	106,719
First Juken Co. Ltd.	21,090	--	598	255	440	2,264	23,196
Food Empire Holdings Ltd.	20,674	--	540	--	343	802	21,279
Fossil Group, Inc.	22,766	18,079	828	--	580	(6,926)	33,671
Fresh Del Monte Produce, Inc.	262,477	--	8,612	1,520	4,561	(25,809)	232,617
Fuji Kosan Co. Ltd.	3,565	--	90	--	(10)	519	3,984
Fujikura Kasei Co., Ltd.	16,713	--	468	182	142	1,360	17,747
Fursys, Inc.	28,374	--	--	516	--	2,352	30,726
Gabia, Inc.	5,328	--	--	23	--	961	6,289
GameStop Corp. Class A	216,839	--	4,706	7,562	(59)	(48,369)	163,705
Genky Stores, Inc.	28,711	--	443	76	373	(23,251)	--
Geospace Technologies Corp.	18,545	--	440	--	(160)	(1,792)	16,153
Geumhwa PSC Co. Ltd.	12,086	--	--	251	--	2,603	14,689
Goodfellow, Inc.	4,738	--	124	--	75	(4)	4,685
Guess?, Inc.	68,134	--	2,893	2,336	(1,234)	28,678	92,685
Gujarat State Fertilizers & Chemicals Ltd.	65,224	--	3,185	1,037	622	3,132	65,793
GulfMark Offshore, Inc. Class A	413	--	10,214	--	(4)	9,805	--
Halows Co. Ltd.	29,437	--	808	134	595	1,674	30,898
Hamakyorex Co. Ltd.	34,778	--	960	236	526	9,929	44,273
Handsome Co. Ltd.	68,497	--	--	495	--	(4,238)	64,259
Hanger, Inc.	30,525	--	942	--	(518)	11,644	40,709
Helen of Troy Ltd.	196,442	--	7,190	--	6,848	(21,620)	174,480
Hiday Hidaka Corp.	60,332	--	4,963	333	3,798	7,321	66,488
Honshu Chemical Industry Co. Ltd.	7,501	--	565	65	226	3,240	10,402
Hoshiiryou Sanki Co. Ltd.	11,966	--	301	50	147	160	11,972
Hurco Companies, Inc.	16,735	63	16,490	42	10,633	(7,148)	--
Hwacheon Machine Tool Co. Ltd.	11,663	--	--	213	--	1,020	12,683
Hyster-Yale Materials Handling Class A	15,417	--	483	131	423	2,592	17,949
Hyster-Yale Materials Handling Class B	21,967	--	--	188	--	4,287	26,254
I-Sheng Electric Wire & Cable Co. Ltd.	17,852	--	--	--	--	1,468	19,320
IA Group Corp.	3,759	--	103	59	16	541	4,213
ICT Automatisering NV	9,019	--	1,526	--	305	1,662	9,460
IDIS Holdings Co. Ltd.	9,322	--	--	93	--	2,157	11,479
Ihara Science Corp.	20,475	--	507	--	376	3,014	23,358
Indra Sistemas	212,977	--	5,484	--	(1,236)	(10,064)	196,193
InfoVine Co. Ltd.	4,250	--	--	122	--	257	4,507
Intage Holdings, Inc.	35,728	--	1,156	--	867	8,109	43,548
Intelligent Digital Integrated Security Co. Ltd.	6,509	--	--	140	--	(23)	6,486
INTOPS Co. Ltd.	18,044	--	--	174	--	(923)	17,121
INZI Controls Co. Ltd.	6,917	--	--	118	--	3,725	10,642
Isra Vision AG	65,170	--	4,806	--	4,227	12,783	77,374
Jaya Holdings Ltd.	206	--	--	--	(24)	(110)	72
JLM Couture, Inc.	511	--	15	--	(9)	70	557
Jorudan Co. Ltd.	4,478	--	115	47	45	(43)	4,365
Jumbo SA	176,166	--	4,615	1,875	3,574	27,383	202,508
Kingboard Chemical Holdings Ltd.	370,346	--	25,188	6,144	17,715	64,768	427,641
Know IT AB	24,210	--	713	--	412	6,964	30,873
Kohsoku Corp.	18,103	--	544	204	302	4,137	21,998
Kondotec, Inc.	14,958	--	421	157	347	679	15,563
Korea Electric Terminal Co. Ltd.	44,065	--	--	244	--	1,476	45,541
KSK Co., Ltd.	7,360	--	220	--	146	1,557	8,843
Kwang Dong Pharmaceutical Co. Ltd.	23,334	--	--	192	--	5,557	28,891
Kyeryong Construction Industrial Co. Ltd.	11,076	--	280	--	(20)	1,338	12,114
Maruzen Co. Ltd.	27,369	--	892	177	719	12,220	39,416
Mega First Corp. Bhd	29,328	--	--	155	--	2,106	31,434
Mega First Corp. Bhd warrants 4/8/20	1,794	--	43	--	43	57	1,851
Mesa Laboratories, Inc.	34,239	--	860	75	827	(1,551)	32,655
Metro, Inc. Class A (sub. vtg.)	876,121	--	21,481	5,636	20,289	(31,711)	843,218
Michang Oil Industrial Co. Ltd.	13,913	--	--	297	--	(112)	13,801
Mitani Sekisan Co. Ltd.	36,788	--	955	106	770	(1,062)	35,541
Motonic Corp.	28,729	--	--	883	--	4,081	32,810
Mr. Bricolage SA	16,992	--	422	--	139	(222)	16,487
Muhak Co. Ltd.	56,738	--	--	760	--	(4,798)	51,940
Murakami Corp.	17,692	--	618	105	523	7,771	25,368
Muramoto Electronic Thailand PCL (For. Reg.)	9,120	--	244	--	101	712	9,689
Nac Co. Ltd.	8,739	--	4,197	96	(4,077)	4,154	--
Nadex Co. Ltd.	6,782	--	264	66	182	5,073	11,773
Nafco Co. Ltd.	32,256	--	876	308	354	4,898	36,632
Nakayamafuku Co. Ltd.	7,504	--	1,498	--	(279)	223	--
ND Software Co. Ltd.	13,121	--	371	76	189	1,669	14,608
Next PLC	720,096	--	31,858	26,049	20,438	252,926	961,602
NICE Total Cash Management Co., Ltd.	12,891	--	2,497	85	1,955	2,063	--
Nippo Ltd.	2,397	--	90	--	29	1,532	3,868
Nucleus Software Exports Ltd.	9,766	--	6,884	--	3,703	144	--
Nutraceutical International Corp.	41,542	--	41,542	--	27,850	(27,850)	--
Origin Enterprises PLC	75,152	--	1,916	2,030	487	(3,123)	70,600
P&F Industries, Inc. Class A	1,986	--	66	33	17	470	2,407
Parker Corp.	12,168	--	394	93	295	3,074	15,143
Piolax, Inc.	72,133	--	1,954	354	1,820	4,204	76,203
Prim SA	19,681	--	478	160	137	(380)	18,960
Qol Co. Ltd.	31,384	--	962	217	674	6,549	--
RenaissanceRe Holdings Ltd.	326,272	--	68,455	1,183	57,715	(96,478)	--
Roadrunner Transportation Systems, Inc.	26,420	--	790	--	102	(5,193)	20,539
Rocky Mountain Chocolate Factory, Inc.	5,440	--	136	109	37	182	5,523
S&T Holdings Co. Ltd.	12,660	--	--	133	--	205	12,865
Sakai Moving Service Co. Ltd.	59,548	--	5,372	141	4,167	(4,125)	54,218
Samsung Climate Control Co. Ltd.	5,669	--	--	35	--	(108)	5,561
Sanei Architecture Planning Co. Ltd.	22,654	--	721	458	510	3,862	26,305
Sarantis SA	30,582	--	829	--	553	7,927	38,233
ScanSource, Inc.	87,029	3,724	2,177	--	1,712	(13,427)	76,861
Seagate Technology LLC	842,744	2,217	48,718	32,033	34,805	526,172	1,355,774
Select Harvests Ltd.	18,238	--	305	--	67	592	--
Senshu Electric Co. Ltd.	18,882	--	660	186	425	8,241	26,888
Servotronics, Inc.	1,623	--	577	--	55	150	--
Sewon Precision Industries Co. Ltd.	7,366	--	--	--	--	89	7,455
Shibaura Electronics Co. Ltd.	22,486	--	752	--	640	14,317	36,691
ShoLodge, Inc.	--	--	--	--	--	--	--
Sigmatron International, Inc.	2,108	--	742	--	187	6	--
Sinwa Ltd.	3,473	--	98	79	40	398	3,813
SJM Co. Ltd.	6,651	--	--	199	--	(647)	6,004
SJM Holdings Co. Ltd.	6,082	--	--	207	--	(238)	5,844
Societe Pour L'Informatique Industrielle SA	46,192	--	1,226	210	996	6,174	52,136
Soken Chemical & Engineer Co. Ltd.	9,827	--	380	--	182	5,300	14,929
SPK Corp.	7,050	--	196	68	120	353	--
Sportscene Group, Inc. Class A	1,827	--	52	--	40	265	2,080
Step Co. Ltd.	14,962	--	443	162	326	4,486	19,331
Strattec Security Corp.	11,271	--	357	88	166	845	11,925
Strongco Corp.	943	--	34	--	(34)	572	1,447
Sun Hing Vision Group Holdings Ltd.	8,362	--	222	663	44	234	8,418
Sunjin Co. Ltd.	27,026	8,073	--	92	--	2,673	37,772
SYNNEX Corp.	336,853	--	9,737	1,817	8,582	2,984	338,682
T&K Toka Co. Ltd.	15,676	--	461	193	329	3,131	18,675
Techno Smart Corp.	9,054	--	2,496	38	1,391	1,201	9,150
The Buckle, Inc.	80,756	--	2,539	10,411	(292)	14,312	92,237
The Pack Corp.	53,010	--	1,418	320	817	2,599	55,008
Tocalo Co. Ltd.	31,573	--	931	297	665	9,103	40,410
Tohoku Steel Co. Ltd.	9,449	--	350	68	270	4,958	14,327
Tokyo Kisen Co. Ltd.	5,800	--	162	--	105	1,080	6,823
Tokyo Tekko Co. Ltd.	16,460	--	376	64	70	(2,066)	14,088
Tomen Devices Corp.	12,893	--	625	--	109	4,475	16,852
Totech Corp.	17,623	--	544	116	446	10,738	28,263
TOW Co. Ltd.	15,331	--	403	195	267	2,215	17,410
Trancom Co. Ltd.	44,353	--	1,538	286	1,508	20,787	65,110
Trio-Tech International	1,129	82	40	--	9	421	1,601
Triple-S Management Corp.	29,777	--	5,049	--	1,511	13,347	39,586
UKC Holdings Corp.	20,506	--	685	327	338	8,189	28,348
Unit Corp.	81,511	--	2,455	--	(288)	28,242	107,010
Universal Logistics Holdings, Inc.	22,264	--	7,018	214	431	13,122	--
Unum Group	801,555	103	30,094	7,183	19,324	29,507	820,395
Utah Medical Products, Inc.	25,516	1,040	780	200	709	7,129	33,614
VSE Corp.	45,427	--	1,129	120	846	(2,852)	42,292
VST Holdings Ltd.	33,659	--	1,813	--	1,224	32,254	65,324
Watts Co. Ltd.	15,539	--	2,676	144	886	(3,802)	9,947
Weight Watchers International, Inc.	148,520	--	37,116	--	14,022	93,160	218,586
Whanin Pharmaceutical Co. Ltd.	30,861	--	--	340	--	9,299	40,160
WIN-Partners Co. Ltd.	33,644	--	864	--	669	2,648	36,097
Workman Co. Ltd.	70,361	--	1,993	--	1,680	26,852	96,900
Youngone Holdings Co. Ltd.	42,735	--	--	345	--	4,082	46,817
Yusen Logistics Co. Ltd.	19,570	--	22,774	62	(5,564)	8,768	--
Yutaka Giken Co. Ltd.	29,488	--	801	319	534	3,887	33,108
Total	$13,064,837	$60,405	$871,202	$186,654	$365,204	$1,646,380	$13,868,362

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$9,691,240	$8,488,049	$1,203,191	$--
Consumer Staples	3,498,462	2,579,562	899,663	19,237
Energy	1,323,669	1,164,388	159,052	229
Financials	4,274,083	3,860,918	412,185	980
Health Care	5,412,177	5,259,117	153,060	--
Industrials	3,222,980	2,514,149	708,759	72
Information Technology	7,563,275	7,343,429	219,846	--
Materials	1,363,591	1,024,562	338,331	698
Real Estate	364,755	134,012	230,743	--
Utilities	428,613	411,618	16,995	--
Corporate Bonds	3,857	--	3,857	--
Money Market Funds	3,641,731	3,641,731	--	--
Total Investments in Securities:	$40,788,433	$36,421,535	$4,345,682	$21,216

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$3,478,846
Level 2 to Level 1	$829

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	55.0%
Japan	9.6%
United Kingdom	5.9%
Ireland	5.5%
Canada	4.3%
Netherlands	2.9%
Cayman Islands	2.2%
Taiwan	2.2%
Korea (South)	1.8%
Bermuda	1.7%
Bailiwick of Guernsey	1.2%
India	1.1%
Greece	1.0%
Others (Individually Less Than 1%)	5.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2018
Assets
Investment in securities, at value (including securities loaned of $330,705) — See accompanying schedule: Unaffiliated issuers (cost $10,122,011)	$23,278,340
Fidelity Central Funds (cost $3,641,133)	3,641,731
Other affiliated issuers (cost $5,669,287)	13,868,362
Total Investment in Securities (cost $19,432,431)		$40,788,433
Foreign currency held at value (cost $94)		94
Receivable for investments sold		92,055
Receivable for fund shares sold		51,886
Dividends receivable		26,890
Interest receivable		163
Distributions receivable from Fidelity Central Funds		4,618
Prepaid expenses		55
Other receivables		2,273
Total assets		40,966,467
Liabilities
Payable to custodian bank	$6
Payable for investments purchased	63,546
Payable for fund shares redeemed	36,282
Accrued management fee	19,725
Other affiliated payables	3,919
Other payables and accrued expenses	6,488
Collateral on securities loaned	343,683
Total liabilities		473,649
Net Assets		$40,492,818
Net Assets consist of:
Paid in capital		$18,562,624
Undistributed net investment income		2,233
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		575,074
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		21,352,887
Net Assets		$40,492,818
Low-Priced Stock:
Net Asset Value, offering price and redemption price per share ($31,527,024 ÷ 554,169 shares)		$56.89
Class K:
Net Asset Value, offering price and redemption price per share ($8,965,794 ÷ 157,736 shares)		$56.84

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2018
Investment Income
Dividends (including $186,654 earned from other affiliated issuers)		$368,627
Interest		198
Income from Fidelity Central Funds		28,118
Total income		396,943
Expenses
Management fee
Basic fee	$115,029
Performance adjustment	(21,976)
Transfer agent fees	22,277
Accounting and security lending fees	1,118
Custodian fees and expenses	1,355
Independent trustees' fees and expenses	85
Registration fees	120
Audit	105
Legal	74
Miscellaneous	124
Total expenses before reductions	118,311
Expense reductions	(555)	117,756
Net investment income (loss)		279,187
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	777,670
Fidelity Central Funds	25
Other affiliated issuers	365,204
Foreign currency transactions	1,443
Total net realized gain (loss)		1,144,342
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,950)	2,253,989
Fidelity Central Funds	(11)
Other affiliated issuers	1,646,380
Assets and liabilities in foreign currencies	(147)
Total change in net unrealized appreciation (depreciation)		3,900,211
Net gain (loss)		5,044,553
Net increase (decrease) in net assets resulting from operations		$5,323,740

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$279,187	$578,492
Net realized gain (loss)	1,144,342	3,773,347
Change in net unrealized appreciation (depreciation)	3,900,211	1,136,726
Net increase (decrease) in net assets resulting from operations	5,323,740	5,488,565
Distributions to shareholders from net investment income	(570,162)	(481,686)
Distributions to shareholders from net realized gain	(2,830,481)	(1,425,392)
Total distributions	(3,400,643)	(1,907,078)
Share transactions - net increase (decrease)	349,585	(5,374,274)
Redemption fees	–	401
Total increase (decrease) in net assets	2,272,682	(1,792,386)
Net Assets
Beginning of period	38,220,136	40,012,522
End of period	$40,492,818	$38,220,136
Other Information
Undistributed net investment income end of period	$2,233	$293,208

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock Fund

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.38	$49.57	$52.65	$51.03	$47.84	$38.52
Income from Investment Operations
Net investment income (loss)A	.38	.74	.59	.52	.53	.48
Net realized and unrealized gain (loss)	6.99	6.47	(1.44)	4.06	5.96	11.61
Total from investment operations	7.37	7.21	(.85)	4.58	6.49	12.09
Distributions from net investment income	(.79)	(.60)	(.62)	(.52)	(.39)	(.49)
Distributions from net realized gain	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(4.86)B	(2.40)	(2.23)	(2.96)	(3.30)	(2.77)
Redemption fees added to paid in capitalA	–	–C	–C	–C	–C	–C
Net asset value, end of period	$56.89	$54.38	$49.57	$52.65	$51.03	$47.84
Total ReturnD,E	14.57%	15.17%	(1.48)%	9.32%	14.42%	33.12%
Ratios to Average Net AssetsF,G
Expenses before reductions	.63%H	.67%	.88%	.79%	.82%	.79%
Expenses net of fee waivers, if any	.63%H	.67%	.88%	.79%	.82%	.79%
Expenses net of all reductions	.63%H	.67%	.88%	.79%	.82%	.79%
Net investment income (loss)	1.42%H	1.46%	1.24%	1.02%	1.07%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$31,527	$28,334	$28,524	$30,150	$30,576	$28,171
Portfolio turnover rateI	9%H,J	8%J	9%J	9%J	12%J	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.86 per share is comprised of distributions from net investment income of $.793 and distributions from net realized gain of $4.064 per share.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Low-Priced Stock Fund Class K

	Six months ended January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$54.36	$49.56	$52.64	$51.02	$47.83	$38.52
Income from Investment Operations
Net investment income (loss)A	.41	.79	.64	.57	.58	.53
Net realized and unrealized gain (loss)	6.98	6.46	(1.44)	4.06	5.96	11.60
Total from investment operations	7.39	7.25	(.80)	4.63	6.54	12.13
Distributions from net investment income	(.84)	(.64)	(.67)	(.57)	(.44)	(.54)
Distributions from net realized gain	(4.06)	(1.80)	(1.61)	(2.44)	(2.91)	(2.28)
Total distributions	(4.91)B	(2.45)C	(2.28)	(3.01)	(3.35)	(2.82)
Redemption fees added to paid in capitalA	–	–D	–D	–D	–D	–D
Net asset value, end of period	$56.84	$54.36	$49.56	$52.64	$51.02	$47.83
Total ReturnE,F	14.62%	15.27%	(1.38)%	9.44%	14.55%	33.27%
Ratios to Average Net AssetsG,H
Expenses before reductions	.54%I	.58%	.78%	.69%	.72%	.68%
Expenses net of fee waivers, if any	.54%I	.58%	.78%	.69%	.72%	.68%
Expenses net of all reductions	.54%I	.58%	.78%	.69%	.72%	.68%
Net investment income (loss)	1.51%I	1.56%	1.34%	1.11%	1.17%	1.26%
Supplemental Data
Net assets, end of period (in millions)	$8,966	$9,886	$11,489	$13,989	$16,198	$14,691
Portfolio turnover rateJ	9%I,K	8%K	9%K	9%K	12%K	11%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $4.91 per share is comprised of distributions from net investment income of $.842 and distributions from net realized gain of $4.064 per share.

 C Total distributions of $2.45 per share is comprised of distributions from net investment income of $.644 and distributions from net realized gain of $1.803 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Low-Priced Stock Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Low-Priced Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,474,329
Gross unrealized depreciation	(1,387,120)
Net unrealized appreciation (depreciation)	$21,087,209
Tax cost	$19,701,224

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,490,157 and $1,920,271, respectively.

Redemptions In-Kind. During the period, 17,719 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash with a value of $953,940. The net realized gain of $562,604 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 11,577 shares of the Fund held by unaffiliated entities were redeemed in-kind for investments and cash, including accrued interest, with a value of $587,646. The Fund had a net realized gain of $324,974 on investments delivered through the in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Low-Priced Stock as compared to its benchmark index, the Russell 2000 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .48% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Low-Priced Stock, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Low-Priced Stock	$20,073.14
Class K	2,204.05
	$22,277

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $65 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 8,419 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash, included accrued interest, with a value of $456,638. The Fund had a net realized gain of $254,862 on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $56 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,934. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,942, including $48 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $358 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $197.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Low-Priced Stock	$422,624	$337,211
Class K	147,538	144,475
Total	$570,162	$481,686
From net realized gain
Low-Priced Stock	$2,113,154	$1,020,329
Class K	717,327	405,063
Total	$2,830,481	$1,425,392

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Low-Priced Stock
Shares sold	26,404	35,353	$1,426,206	$1,788,321
Reinvestment of distributions	45,637	25,783	2,359,539	1,255,306
Shares redeemed	(38,923)(a)	(115,449)	(2,100,283)(a)	(5,836,933)
Net increase (decrease)	33,118	(54,313)	$1,685,462	$(2,793,306)
Class K
Shares sold	12,789	28,345	$687,433	$1,441,213
Reinvestment of distributions	16,747	11,296	864,865	549,537
Shares redeemed	(53,671)(a)	(89,600)(b)	(2,888,175)(a)	(4,571,718)(b)
Net increase (decrease)	(24,135)	(49,959)	$(1,335,877)	$(2,580,968)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Low-Priced Stock Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Low-Priced Stock Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the “Fund”) as of January 31, 2018, the related statement of operations for the six months ended January 31, 2018, the statement of changes in net assets for the six months ended January 31, 2018 and the year ended July 31, 2017, including the related notes, and the financial highlights for the six months ended January 31, 2018 and each of the five years in the period ended July 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of January 31, 2018, the results of its operations for the six months then ended, the changes in its net assets for the six months ended January 31, 2018 and the year ended July 31, 2017 and the financial highlights for the six months ended January 31, 2018 and each of the five years in the period ended July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

March 16, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Low-Priced Stock	.63%
Actual		$1,000.00	$1,145.70	$3.41
Hypothetical-C		$1,000.00	$1,022.03	$3.21
Class K	.54%
Actual		$1,000.00	$1,146.20	$2.92
Hypothetical-C		$1,000.00	$1,022.48	$2.75

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

LPS-K-SANN-0318
1.863398.109

Fidelity® Value Discovery Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.5
Berkshire Hathaway, Inc. Class B	4.0
Wells Fargo & Co.	3.7
Amgen, Inc.	2.3
CVS Health Corp.	2.2
U.S. Bancorp	2.0
Time Warner, Inc.	1.9
United Technologies Corp.	1.8
Cisco Systems, Inc.	1.8
Verizon Communications, Inc.	1.8
26.0

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	29.4
Health Care	13.6
Consumer Discretionary	11.7
Consumer Staples	9.7
Information Technology	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 18.8%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	858,300	$13,003,245
Media - 9.3%
CBS Corp. Class B	487,900	28,107,919
Cinemark Holdings, Inc.	661,000	24,324,800
Entercom Communications Corp. Class A	1,747,500	19,309,875
Interpublic Group of Companies, Inc.	1,953,200	42,755,548
Lions Gate Entertainment Corp. Class B (a)	1,479,582	47,346,624
The Walt Disney Co.	364,200	39,577,614
Time Warner, Inc.	750,100	71,522,035
Twenty-First Century Fox, Inc. Class A	1,497,800	55,268,820
WPP PLC	1,614,200	29,233,161
		357,446,396
Textiles, Apparel & Luxury Goods - 2.1%
Christian Dior SA	71,300	27,583,616
PVH Corp.	342,400	53,099,392
		80,683,008

TOTAL CONSUMER DISCRETIONARY		451,132,649

CONSUMER STAPLES - 9.7%
Beverages - 1.4%
C&C Group PLC	5,764,910	21,579,633
PepsiCo, Inc.	286,600	34,477,980
		56,057,613
Food & Staples Retailing - 3.1%
CVS Health Corp.	1,074,400	84,544,536
Sysco Corp.	551,000	34,641,370
		119,185,906
Food Products - 3.5%
Campbell Soup Co.	419,700	19,537,035
Kellogg Co.	497,900	33,911,969
Seaboard Corp.	3,602	15,618,272
The J.M. Smucker Co.	515,321	65,389,082
		134,456,358
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	414,200	23,908,510
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	309,700	21,166,972
sponsored ADR	292,700	19,932,870
		41,099,842

TOTAL CONSUMER STAPLES		374,708,229

ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	1,237,400	39,782,410
Dril-Quip, Inc. (a)	242,000	12,499,300
		52,281,710
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	509,081	63,813,303
FLEX LNG Ltd. (a)	8,539,900	12,795,061
GasLog Ltd.	381,100	7,698,220
GasLog Partners LP	1,143,400	27,098,580
Golar LNG Partners LP	1,062,800	23,328,460
Hoegh LNG Partners LP	578,200	10,609,970
Phillips 66 Co.	377,000	38,604,800
Suncor Energy, Inc.	608,400	22,040,898
Teekay Corp.	1,396,800	11,397,888
Teekay LNG Partners LP	1,158,415	22,878,696
Teekay Offshore Partners LP	3,430,400	8,576,000
		248,841,876

TOTAL ENERGY		301,123,586

FINANCIALS - 29.4%
Banks - 12.9%
JPMorgan Chase & Co.	1,484,241	171,682,154
PNC Financial Services Group, Inc.	329,500	52,067,590
SunTrust Banks, Inc.	720,600	50,946,420
U.S. Bancorp	1,358,100	77,601,834
Wells Fargo & Co.	2,169,437	142,705,566
		495,003,564
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	194,000	51,970,660
State Street Corp.	334,000	36,796,780
		88,767,440
Consumer Finance - 3.2%
Capital One Financial Corp.	322,182	33,494,041
Discover Financial Services	522,200	41,671,560
Synchrony Financial	1,171,900	46,500,992
		121,666,593
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	725,531	155,539,336
Cannae Holdings, Inc. (a)	438,633	7,636,601
Standard Life PLC	3,236,733	19,554,599
		182,730,536
Insurance - 4.4%
Allstate Corp.	363,100	35,863,387
Chubb Ltd.	241,500	37,710,225
FNF Group	527,020	20,543,240
Prudential PLC	1,195,023	32,349,372
The Travelers Companies, Inc.	296,413	44,438,237
		170,904,461
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp.	1,359,999	25,554,381
Annaly Capital Management, Inc.	2,535,978	26,729,208
MFA Financial, Inc.	2,863,575	20,503,197
		72,786,786

TOTAL FINANCIALS		1,131,859,380

HEALTH CARE - 13.6%
Biotechnology - 3.5%
Amgen, Inc.	486,200	90,457,510
Dyax Corp. rights 12/31/19 (a)(b)	635,500	2,167,055
Shire PLC sponsored ADR	292,005	40,892,380
		133,516,945
Health Care Providers & Services - 4.0%
Aetna, Inc.	179,600	33,552,872
Anthem, Inc.	155,700	38,590,245
Cigna Corp.	252,700	52,650,045
McKesson Corp.	172,100	29,064,248
		153,857,410
Pharmaceuticals - 6.1%
Allergan PLC	259,800	46,831,548
Bayer AG	366,500	48,025,193
Johnson & Johnson	465,408	64,314,732
Pfizer, Inc.	1,190,700	44,103,528
Sanofi SA sponsored ADR	704,000	30,926,720
		234,201,721

TOTAL HEALTH CARE		521,576,076

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.6%
Harris Corp.	195,500	31,158,790
United Technologies Corp.	500,600	69,087,806
		100,246,596
Machinery - 1.1%
Allison Transmission Holdings, Inc.	291,600	12,900,384
Deere & Co.	190,290	31,668,062
		44,568,446
Professional Services - 2.2%
Dun & Bradstreet Corp.	334,900	41,437,177
Nielsen Holdings PLC	1,129,600	42,258,336
		83,695,513
Road & Rail - 1.1%
Union Pacific Corp.	313,600	41,865,600

TOTAL INDUSTRIALS		270,376,155

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,627,118	67,590,482
F5 Networks, Inc. (a)	178,000	25,728,120
		93,318,602
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	366,702	37,597,956
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	28,600	33,811,492
comScore, Inc. (a)(c)	797,500	18,063,375
eBay, Inc. (a)	581,100	23,581,038
		75,455,905
IT Services - 1.8%
Amdocs Ltd.	359,400	24,582,960
Cognizant Technology Solutions Corp. Class A	346,300	27,004,474
The Western Union Co.	924,300	19,216,197
		70,803,631
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	147,600	24,712,668

TOTAL INFORMATION TECHNOLOGY		301,888,762

MATERIALS - 3.4%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	401,700	48,139,728
Monsanto Co.	217,600	26,503,680
		74,643,408
Containers & Packaging - 1.5%
Ball Corp.	654,900	25,069,572
Graphic Packaging Holding Co.	1,879,700	30,357,155
		55,426,727

TOTAL MATERIALS		130,070,135

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	912,000	41,669,280
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,243,400	67,230,638
UTILITIES - 3.7%
Electric Utilities - 3.4%
Exelon Corp.	1,399,700	53,902,447
PPL Corp.	892,600	28,447,162
Xcel Energy, Inc.	1,039,200	47,429,088
		129,778,697
Gas Utilities - 0.3%
WGL Holdings, Inc.	131,300	11,058,086

TOTAL UTILITIES		140,836,783

TOTAL COMMON STOCKS
(Cost $3,104,557,724)		3,732,471,673

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.39% (d)	93,055,502	93,074,113
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	134,089	134,102
TOTAL MONEY MARKET FUNDS
(Cost $93,192,511)		93,208,215
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,197,750,235)		3,825,679,888
NET OTHER ASSETS (LIABILITIES) - 0.5%		18,394,111
NET ASSETS - 100%		$3,844,073,999

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$930,565
Fidelity Securities Lending Cash Central Fund	242,203
Total	$1,172,768

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$451,132,649	$421,899,488	$29,233,161	$--
Consumer Staples	374,708,229	329,632,747	45,075,482	--
Energy	301,123,586	301,123,586	--	--
Financials	1,131,859,380	1,099,510,008	32,349,372	--
Health Care	521,576,076	471,383,828	48,025,193	2,167,055
Industrials	270,376,155	270,376,155	--	--
Information Technology	301,888,762	301,888,762	--	--
Materials	130,070,135	130,070,135	--	--
Real Estate	41,669,280	41,669,280	--	--
Telecommunication Services	67,230,638	67,230,638	--	--
Utilities	140,836,783	140,836,783	--	--
Money Market Funds	93,208,215	93,208,215	--	--
Total Investments in Securities:	$3,825,679,888	$3,668,829,625	$154,683,208	$2,167,055

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
United Kingdom	3.0%
Marshall Islands	2.7%
Switzerland	2.0%
Bailiwick of Jersey	1.9%
Netherlands	1.8%
Canada	1.8%
Ireland	1.7%
France	1.5%
Germany	1.3%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,840) — See accompanying schedule: Unaffiliated issuers (cost $3,104,557,724)	$3,732,471,673
Fidelity Central Funds (cost $93,192,511)	93,208,215
Total Investment in Securities (cost $3,197,750,235)		$3,825,679,888
Receivable for investments sold		21,964,010
Receivable for fund shares sold		3,722,316
Dividends receivable		3,033,658
Distributions receivable from Fidelity Central Funds		120,970
Prepaid expenses		4,187
Other receivables		47,453
Total assets		3,854,572,482
Liabilities
Payable for investments purchased	$4,699,384
Payable for fund shares redeemed	3,452,225
Accrued management fee	1,576,025
Other affiliated payables	599,926
Other payables and accrued expenses	39,323
Collateral on securities loaned	131,600
Total liabilities		10,498,483
Net Assets		$3,844,073,999
Net Assets consist of:
Paid in capital		$3,227,691,895
Distributions in excess of net investment income		(536,045)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,037,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		627,955,680
Net Assets		$3,844,073,999
Value Discovery:
Net Asset Value, offering price and redemption price per share ($3,755,051,994 ÷ 125,061,701 shares)		$30.03
Class K:
Net Asset Value, offering price and redemption price per share ($89,022,005 ÷ 2,963,709 shares)		$30.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$33,698,229
Income from Fidelity Central Funds		1,172,768
Total income		34,870,997
Expenses
Management fee
Basic fee	$9,487,849
Performance adjustment	(488,494)
Transfer agent fees	2,925,465
Accounting and security lending fees	501,325
Custodian fees and expenses	28,004
Independent trustees' fees and expenses	6,447
Registration fees	99,379
Audit	24,041
Legal	6,437
Miscellaneous	10,295
Total expenses before reductions	12,600,748
Expense reductions	(119,922)	12,480,826
Net investment income (loss)		22,390,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,481,187)
Redemption in-kind with affiliated entities	5,931,742
Fidelity Central Funds	4,582
Foreign currency transactions	(87,282)
Total net realized gain (loss)		(9,632,145)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	314,988,825
Fidelity Central Funds	(3,202)
Assets and liabilities in foreign currencies	9,053
Total change in net unrealized appreciation (depreciation)		314,994,676
Net gain (loss)		305,362,531
Net increase (decrease) in net assets resulting from operations		$327,752,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,390,171	$32,580,564
Net realized gain (loss)	(9,632,145)	133,084,183
Change in net unrealized appreciation (depreciation)	314,994,676	205,438,984
Net increase (decrease) in net assets resulting from operations	327,752,702	371,103,731
Distributions to shareholders from net investment income	(38,872,556)	(23,479,663)
Distributions to shareholders from net realized gain	(29,026,203)	(411,905)
Total distributions	(67,898,759)	(23,891,568)
Share transactions - net increase (decrease)	762,503,209	539,346,673
Total increase (decrease) in net assets	1,022,357,152	886,558,836
Net Assets
Beginning of period	2,821,716,847	1,935,158,011
End of period	$3,844,073,999	$2,821,716,847
Other Information
Undistributed net investment income end of period	$–	$15,946,340
Distributions in excess of net investment income end of period	$(536,045)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.10	$24.16	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.18	.38	.34	.66B	.31	.29
Net realized and unrealized gain (loss)	2.30	3.86	(.38)C	1.35	3.34	4.29
Total from investment operations	2.48	4.24	(.04)	2.01	3.65	4.58
Distributions from net investment income	(.31)	(.29)	(.47)	(.32)	(.26)	(.27)
Distributions from net realized gain	(.24)	(.01)	(.32)	(.02)	–	–
Total distributions	(.55)	(.30)	(.79)	(.34)	(.26)	(.27)
Net asset value, end of period	$30.03	$28.10	$24.16	$24.99	$23.32	$19.93
Total ReturnD,E	9.03%	17.70%	.05%	8.68%	18.52%	29.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.75%	.86%	.84%	.80%	.74%
Expenses net of fee waivers, if any	.72%H	.75%	.86%	.84%	.80%	.74%
Expenses net of all reductions	.72%H	.75%	.86%	.84%	.80%	.73%
Net investment income (loss)	1.28%H	1.44%	1.46%	2.69%B	1.44%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,755,052	$2,708,049	$1,712,212	$1,205,423	$686,767	$454,974
Portfolio turnover rateI	27%H,J	32%J	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.11	$24.17	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.20	.41	.38	.69B	.34	.32
Net realized and unrealized gain (loss)	2.30	3.86	(.38)C	1.34	3.34	4.29
Total from investment operations	2.50	4.27	–D	2.03	3.68	4.61
Distributions from net investment income	(.33)	(.32)	(.50)	(.34)	(.29)	(.30)
Distributions from net realized gain	(.24)	(.01)	(.32)	(.02)	–	–
Total distributions	(.57)	(.33)	(.82)	(.36)	(.29)	(.30)
Net asset value, end of period	$30.04	$28.11	$24.17	$24.99	$23.32	$19.93
Total ReturnE,F	9.10%	17.82%	.24%	8.80%	18.71%	29.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.63%	.70%	.71%	.66%	.57%
Expenses net of fee waivers, if any	.60%I	.63%	.70%	.71%	.66%	.57%
Expenses net of all reductions	.59%I	.63%	.70%	.71%	.66%	.56%
Net investment income (loss)	1.40%I	1.56%	1.62%	2.82%B	1.58%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$89,022	$113,668	$222,946	$196,460	$114,246	$71,212
Portfolio turnover rateJ	27%I,K	32%K	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than .005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$700,514,318
Gross unrealized depreciation	(74,328,502)
Net unrealized appreciation (depreciation)	$626,185,816
Tax cost	$3,199,494,072

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,206,345,662 and $451,476,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$2,901,617.17
Class K	23,848.05
	$2,925,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28,434 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 762,175 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $21,792,354. The net realized gain of $5,931,742 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 10,568,389 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $296,760,364. The Fund had a net realized gain of $79,326,353 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,730 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,203. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $99,632 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,750.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,540.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Value Discovery	$37,659,342	$21,711,684
Class K	1,213,214	1,767,979
Total	$38,872,556	$23,479,663
From net realized gain
Value Discovery	$28,024,993	$386,628
Class K	1,001,210	25,277
Total	$29,026,203	$411,905

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Value Discovery
Shares sold	40,351,173	42,512,937	$1,126,836,208	$1,119,827,793
Reinvestment of distributions	2,218,173	841,053	60,950,358	21,118,287
Shares redeemed	(13,876,746)	(17,858,879)	(394,351,127)	(463,345,362)
Net increase (decrease)	28,692,600	25,495,111	$793,435,439	$677,600,718
Class K
Shares sold	710,450	11,452,291	$19,994,982	$310,987,862
Reinvestment of distributions	80,757	71,873	2,214,424	1,793,256
Shares redeemed	(1,870,751)(a)	(16,704,580)(b)	(53,141,636)(a)	(451,035,163)(b)
Net increase (decrease)	(1,079,544)	(5,180,416)	$(30,932,230)	$(138,254,045)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Value Discovery	.72%
Actual		$1,000.00	$1,090.30	$3.79
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class K	.60%
Actual		$1,000.00	$1,091.00	$3.16
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FVD-SANN-0318
1.783113.115

Fidelity® Value Discovery Fund Class K Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.5
Berkshire Hathaway, Inc. Class B	4.0
Wells Fargo & Co.	3.7
Amgen, Inc.	2.3
CVS Health Corp.	2.2
U.S. Bancorp	2.0
Time Warner, Inc.	1.9
United Technologies Corp.	1.8
Cisco Systems, Inc.	1.8
Verizon Communications, Inc.	1.8
26.0

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	29.4
Health Care	13.6
Consumer Discretionary	11.7
Consumer Staples	9.7
Information Technology	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	97.1%
Short-Term Investments and Net Other Assets (Liabilities)	2.9%

 * Foreign investments - 18.8%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Leisure Products - 0.3%
Vista Outdoor, Inc. (a)	858,300	$13,003,245
Media - 9.3%
CBS Corp. Class B	487,900	28,107,919
Cinemark Holdings, Inc.	661,000	24,324,800
Entercom Communications Corp. Class A	1,747,500	19,309,875
Interpublic Group of Companies, Inc.	1,953,200	42,755,548
Lions Gate Entertainment Corp. Class B (a)	1,479,582	47,346,624
The Walt Disney Co.	364,200	39,577,614
Time Warner, Inc.	750,100	71,522,035
Twenty-First Century Fox, Inc. Class A	1,497,800	55,268,820
WPP PLC	1,614,200	29,233,161
		357,446,396
Textiles, Apparel & Luxury Goods - 2.1%
Christian Dior SA	71,300	27,583,616
PVH Corp.	342,400	53,099,392
		80,683,008

TOTAL CONSUMER DISCRETIONARY		451,132,649

CONSUMER STAPLES - 9.7%
Beverages - 1.4%
C&C Group PLC	5,764,910	21,579,633
PepsiCo, Inc.	286,600	34,477,980
		56,057,613
Food & Staples Retailing - 3.1%
CVS Health Corp.	1,074,400	84,544,536
Sysco Corp.	551,000	34,641,370
		119,185,906
Food Products - 3.5%
Campbell Soup Co.	419,700	19,537,035
Kellogg Co.	497,900	33,911,969
Seaboard Corp.	3,602	15,618,272
The J.M. Smucker Co.	515,321	65,389,082
		134,456,358
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	414,200	23,908,510
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	309,700	21,166,972
sponsored ADR	292,700	19,932,870
		41,099,842

TOTAL CONSUMER STAPLES		374,708,229

ENERGY - 7.8%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	1,237,400	39,782,410
Dril-Quip, Inc. (a)	242,000	12,499,300
		52,281,710
Oil, Gas & Consumable Fuels - 6.5%
Chevron Corp.	509,081	63,813,303
FLEX LNG Ltd. (a)	8,539,900	12,795,061
GasLog Ltd.	381,100	7,698,220
GasLog Partners LP	1,143,400	27,098,580
Golar LNG Partners LP	1,062,800	23,328,460
Hoegh LNG Partners LP	578,200	10,609,970
Phillips 66 Co.	377,000	38,604,800
Suncor Energy, Inc.	608,400	22,040,898
Teekay Corp.	1,396,800	11,397,888
Teekay LNG Partners LP	1,158,415	22,878,696
Teekay Offshore Partners LP	3,430,400	8,576,000
		248,841,876

TOTAL ENERGY		301,123,586

FINANCIALS - 29.4%
Banks - 12.9%
JPMorgan Chase & Co.	1,484,241	171,682,154
PNC Financial Services Group, Inc.	329,500	52,067,590
SunTrust Banks, Inc.	720,600	50,946,420
U.S. Bancorp	1,358,100	77,601,834
Wells Fargo & Co.	2,169,437	142,705,566
		495,003,564
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	194,000	51,970,660
State Street Corp.	334,000	36,796,780
		88,767,440
Consumer Finance - 3.2%
Capital One Financial Corp.	322,182	33,494,041
Discover Financial Services	522,200	41,671,560
Synchrony Financial	1,171,900	46,500,992
		121,666,593
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	725,531	155,539,336
Cannae Holdings, Inc. (a)	438,633	7,636,601
Standard Life PLC	3,236,733	19,554,599
		182,730,536
Insurance - 4.4%
Allstate Corp.	363,100	35,863,387
Chubb Ltd.	241,500	37,710,225
FNF Group	527,020	20,543,240
Prudential PLC	1,195,023	32,349,372
The Travelers Companies, Inc.	296,413	44,438,237
		170,904,461
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp.	1,359,999	25,554,381
Annaly Capital Management, Inc.	2,535,978	26,729,208
MFA Financial, Inc.	2,863,575	20,503,197
		72,786,786

TOTAL FINANCIALS		1,131,859,380

HEALTH CARE - 13.6%
Biotechnology - 3.5%
Amgen, Inc.	486,200	90,457,510
Dyax Corp. rights 12/31/19 (a)(b)	635,500	2,167,055
Shire PLC sponsored ADR	292,005	40,892,380
		133,516,945
Health Care Providers & Services - 4.0%
Aetna, Inc.	179,600	33,552,872
Anthem, Inc.	155,700	38,590,245
Cigna Corp.	252,700	52,650,045
McKesson Corp.	172,100	29,064,248
		153,857,410
Pharmaceuticals - 6.1%
Allergan PLC	259,800	46,831,548
Bayer AG	366,500	48,025,193
Johnson & Johnson	465,408	64,314,732
Pfizer, Inc.	1,190,700	44,103,528
Sanofi SA sponsored ADR	704,000	30,926,720
		234,201,721

TOTAL HEALTH CARE		521,576,076

INDUSTRIALS - 7.0%
Aerospace & Defense - 2.6%
Harris Corp.	195,500	31,158,790
United Technologies Corp.	500,600	69,087,806
		100,246,596
Machinery - 1.1%
Allison Transmission Holdings, Inc.	291,600	12,900,384
Deere & Co.	190,290	31,668,062
		44,568,446
Professional Services - 2.2%
Dun & Bradstreet Corp.	334,900	41,437,177
Nielsen Holdings PLC	1,129,600	42,258,336
		83,695,513
Road & Rail - 1.1%
Union Pacific Corp.	313,600	41,865,600

TOTAL INDUSTRIALS		270,376,155

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	1,627,118	67,590,482
F5 Networks, Inc. (a)	178,000	25,728,120
		93,318,602
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	366,702	37,597,956
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	28,600	33,811,492
comScore, Inc. (a)(c)	797,500	18,063,375
eBay, Inc. (a)	581,100	23,581,038
		75,455,905
IT Services - 1.8%
Amdocs Ltd.	359,400	24,582,960
Cognizant Technology Solutions Corp. Class A	346,300	27,004,474
The Western Union Co.	924,300	19,216,197
		70,803,631
Technology Hardware, Storage & Peripherals - 0.7%
Apple, Inc.	147,600	24,712,668

TOTAL INFORMATION TECHNOLOGY		301,888,762

MATERIALS - 3.4%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	401,700	48,139,728
Monsanto Co.	217,600	26,503,680
		74,643,408
Containers & Packaging - 1.5%
Ball Corp.	654,900	25,069,572
Graphic Packaging Holding Co.	1,879,700	30,357,155
		55,426,727

TOTAL MATERIALS		130,070,135

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	912,000	41,669,280
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,243,400	67,230,638
UTILITIES - 3.7%
Electric Utilities - 3.4%
Exelon Corp.	1,399,700	53,902,447
PPL Corp.	892,600	28,447,162
Xcel Energy, Inc.	1,039,200	47,429,088
		129,778,697
Gas Utilities - 0.3%
WGL Holdings, Inc.	131,300	11,058,086

TOTAL UTILITIES		140,836,783

TOTAL COMMON STOCKS
(Cost $3,104,557,724)		3,732,471,673

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.39% (d)	93,055,502	93,074,113
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	134,089	134,102
TOTAL MONEY MARKET FUNDS
(Cost $93,192,511)		93,208,215
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $3,197,750,235)		3,825,679,888
NET OTHER ASSETS (LIABILITIES) - 0.5%		18,394,111
NET ASSETS - 100%		$3,844,073,999

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$930,565
Fidelity Securities Lending Cash Central Fund	242,203
Total	$1,172,768

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$451,132,649	$421,899,488	$29,233,161	$--
Consumer Staples	374,708,229	329,632,747	45,075,482	--
Energy	301,123,586	301,123,586	--	--
Financials	1,131,859,380	1,099,510,008	32,349,372	--
Health Care	521,576,076	471,383,828	48,025,193	2,167,055
Industrials	270,376,155	270,376,155	--	--
Information Technology	301,888,762	301,888,762	--	--
Materials	130,070,135	130,070,135	--	--
Real Estate	41,669,280	41,669,280	--	--
Telecommunication Services	67,230,638	67,230,638	--	--
Utilities	140,836,783	140,836,783	--	--
Money Market Funds	93,208,215	93,208,215	--	--
Total Investments in Securities:	$3,825,679,888	$3,668,829,625	$154,683,208	$2,167,055

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.2%
United Kingdom	3.0%
Marshall Islands	2.7%
Switzerland	2.0%
Bailiwick of Jersey	1.9%
Netherlands	1.8%
Canada	1.8%
Ireland	1.7%
France	1.5%
Germany	1.3%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $126,840) — See accompanying schedule: Unaffiliated issuers (cost $3,104,557,724)	$3,732,471,673
Fidelity Central Funds (cost $93,192,511)	93,208,215
Total Investment in Securities (cost $3,197,750,235)		$3,825,679,888
Receivable for investments sold		21,964,010
Receivable for fund shares sold		3,722,316
Dividends receivable		3,033,658
Distributions receivable from Fidelity Central Funds		120,970
Prepaid expenses		4,187
Other receivables		47,453
Total assets		3,854,572,482
Liabilities
Payable for investments purchased	$4,699,384
Payable for fund shares redeemed	3,452,225
Accrued management fee	1,576,025
Other affiliated payables	599,926
Other payables and accrued expenses	39,323
Collateral on securities loaned	131,600
Total liabilities		10,498,483
Net Assets		$3,844,073,999
Net Assets consist of:
Paid in capital		$3,227,691,895
Distributions in excess of net investment income		(536,045)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,037,531)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		627,955,680
Net Assets		$3,844,073,999
Value Discovery:
Net Asset Value, offering price and redemption price per share ($3,755,051,994 ÷ 125,061,701 shares)		$30.03
Class K:
Net Asset Value, offering price and redemption price per share ($89,022,005 ÷ 2,963,709 shares)		$30.04

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$33,698,229
Income from Fidelity Central Funds		1,172,768
Total income		34,870,997
Expenses
Management fee
Basic fee	$9,487,849
Performance adjustment	(488,494)
Transfer agent fees	2,925,465
Accounting and security lending fees	501,325
Custodian fees and expenses	28,004
Independent trustees' fees and expenses	6,447
Registration fees	99,379
Audit	24,041
Legal	6,437
Miscellaneous	10,295
Total expenses before reductions	12,600,748
Expense reductions	(119,922)	12,480,826
Net investment income (loss)		22,390,171
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(15,481,187)
Redemption in-kind with affiliated entities	5,931,742
Fidelity Central Funds	4,582
Foreign currency transactions	(87,282)
Total net realized gain (loss)		(9,632,145)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	314,988,825
Fidelity Central Funds	(3,202)
Assets and liabilities in foreign currencies	9,053
Total change in net unrealized appreciation (depreciation)		314,994,676
Net gain (loss)		305,362,531
Net increase (decrease) in net assets resulting from operations		$327,752,702

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$22,390,171	$32,580,564
Net realized gain (loss)	(9,632,145)	133,084,183
Change in net unrealized appreciation (depreciation)	314,994,676	205,438,984
Net increase (decrease) in net assets resulting from operations	327,752,702	371,103,731
Distributions to shareholders from net investment income	(38,872,556)	(23,479,663)
Distributions to shareholders from net realized gain	(29,026,203)	(411,905)
Total distributions	(67,898,759)	(23,891,568)
Share transactions - net increase (decrease)	762,503,209	539,346,673
Total increase (decrease) in net assets	1,022,357,152	886,558,836
Net Assets
Beginning of period	2,821,716,847	1,935,158,011
End of period	$3,844,073,999	$2,821,716,847
Other Information
Undistributed net investment income end of period	$–	$15,946,340
Distributions in excess of net investment income end of period	$(536,045)	$–

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.10	$24.16	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.18	.38	.34	.66B	.31	.29
Net realized and unrealized gain (loss)	2.30	3.86	(.38)C	1.35	3.34	4.29
Total from investment operations	2.48	4.24	(.04)	2.01	3.65	4.58
Distributions from net investment income	(.31)	(.29)	(.47)	(.32)	(.26)	(.27)
Distributions from net realized gain	(.24)	(.01)	(.32)	(.02)	–	–
Total distributions	(.55)	(.30)	(.79)	(.34)	(.26)	(.27)
Net asset value, end of period	$30.03	$28.10	$24.16	$24.99	$23.32	$19.93
Total ReturnD,E	9.03%	17.70%	.05%	8.68%	18.52%	29.72%
Ratios to Average Net AssetsF,G
Expenses before reductions	.73%H	.75%	.86%	.84%	.80%	.74%
Expenses net of fee waivers, if any	.72%H	.75%	.86%	.84%	.80%	.74%
Expenses net of all reductions	.72%H	.75%	.86%	.84%	.80%	.73%
Net investment income (loss)	1.28%H	1.44%	1.46%	2.69%B	1.44%	1.66%
Supplemental Data
Net assets, end of period (000 omitted)	$3,755,052	$2,708,049	$1,712,212	$1,205,423	$686,767	$454,974
Portfolio turnover rateI	27%H,J	32%J	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.62%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Value Discovery Fund Class K

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$28.11	$24.17	$24.99	$23.32	$19.93	$15.62
Income from Investment Operations
Net investment income (loss)A	.20	.41	.38	.69B	.34	.32
Net realized and unrealized gain (loss)	2.30	3.86	(.38)C	1.34	3.34	4.29
Total from investment operations	2.50	4.27	–D	2.03	3.68	4.61
Distributions from net investment income	(.33)	(.32)	(.50)	(.34)	(.29)	(.30)
Distributions from net realized gain	(.24)	(.01)	(.32)	(.02)	–	–
Total distributions	(.57)	(.33)	(.82)	(.36)	(.29)	(.30)
Net asset value, end of period	$30.04	$28.11	$24.17	$24.99	$23.32	$19.93
Total ReturnE,F	9.10%	17.82%	.24%	8.80%	18.71%	29.97%
Ratios to Average Net AssetsG,H
Expenses before reductions	.60%I	.63%	.70%	.71%	.66%	.57%
Expenses net of fee waivers, if any	.60%I	.63%	.70%	.71%	.66%	.57%
Expenses net of all reductions	.59%I	.63%	.70%	.71%	.66%	.56%
Net investment income (loss)	1.40%I	1.56%	1.62%	2.82%B	1.58%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$89,022	$113,668	$222,946	$196,460	$114,246	$71,212
Portfolio turnover rateJ	27%I,K	32%K	41%	45%	58%	55%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.26 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.75%.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Amount represents less than .005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Value Discovery Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value Discovery and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$700,514,318
Gross unrealized depreciation	(74,328,502)
Net unrealized appreciation (depreciation)	$626,185,816
Tax cost	$3,199,494,072

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $1,206,345,662 and $451,476,127, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value Discovery as compared to its benchmark index, the Russell 3000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value Discovery, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Value Discovery	$2,901,617.17
Class K	23,848.05
	$2,925,465

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $28,434 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Redemptions In-Kind. During the period, 762,175 shares of the Fund held by an affiliated entity were redeemed in-kind for investments and cash with a value of $21,792,354. The net realized gain of $5,931,742 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

Prior Fiscal Year Redemptions In-Kind. During the prior period, 10,568,389 shares of the Fund held by an affiliated entity were redeemed in kind for investments and cash with a value of $296,760,364. The Fund had a net realized gain of $79,326,353 on investments delivered through in-kind redemptions. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,730 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $242,203. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $99,632 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,750.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $18,540.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Value Discovery	$37,659,342	$21,711,684
Class K	1,213,214	1,767,979
Total	$38,872,556	$23,479,663
From net realized gain
Value Discovery	$28,024,993	$386,628
Class K	1,001,210	25,277
Total	$29,026,203	$411,905

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Value Discovery
Shares sold	40,351,173	42,512,937	$1,126,836,208	$1,119,827,793
Reinvestment of distributions	2,218,173	841,053	60,950,358	21,118,287
Shares redeemed	(13,876,746)	(17,858,879)	(394,351,127)	(463,345,362)
Net increase (decrease)	28,692,600	25,495,111	$793,435,439	$677,600,718
Class K
Shares sold	710,450	11,452,291	$19,994,982	$310,987,862
Reinvestment of distributions	80,757	71,873	2,214,424	1,793,256
Shares redeemed	(1,870,751)(a)	(16,704,580)(b)	(53,141,636)(a)	(451,035,163)(b)
Net increase (decrease)	(1,079,544)	(5,180,416)	$(30,932,230)	$(138,254,045)

 (a) Amount includes in-kind redemptions (see the Redemptions In-Kind note for additional details).

 (b) Amount includes in-kind redemptions (see the Prior Fiscal Year Redemptions In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Value Discovery	.72%
Actual		$1,000.00	$1,090.30	$3.79
Hypothetical-C		$1,000.00	$1,021.58	$3.67
Class K	.60%
Actual		$1,000.00	$1,091.00	$3.16
Hypothetical-C		$1,000.00	$1,022.18	$3.06

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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FVD-K-SANN-0318
1.863362.109

Fidelity® Series Intrinsic Opportunities Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Anthem, Inc.	4.6
Itochu Corp.	2.4
Amgen, Inc.	2.3
UnitedHealth Group, Inc.	2.1
Best Buy Co., Inc.	2.0
The Western Union Co.	2.0
United Therapeutics Corp.	1.8
Aetna, Inc.	1.5
Hyundai Mobis	1.5
Cisco Systems, Inc.	1.4
21.6

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Health Care	20.9
Consumer Discretionary	19.4
Financials	13.8
Information Technology	11.3
Industrials	9.0

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	90.4%
Short-Term Investments and Net Other Assets (Liabilities)	9.6%

 * Foreign investments - 43.2%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.3%
	Shares	Value
CONSUMER DISCRETIONARY - 19.4%
Auto Components - 3.1%
Adient PLC	135,000	$8,748,000
Chita Kogyo Co. Ltd.	10,000	88,653
Cooper Tire & Rubber Co.	600,000	23,460,000
Dongah Tire & Rubber Co. Ltd.	42,120	1,320,932
Eagle Industry Co. Ltd.	300,000	5,956,908
ElringKlinger AG	50,000	1,161,470
Exedy Corp.	15,000	526,569
Fukoku Co. Ltd.	275,000	2,769,325
G-Tekt Corp. (a)	2,600,000	53,076,867
Gentex Corp.	200,000	4,736,000
Hi-Lex Corp.	249,937	6,404,512
Hu Lane Associate, Inc.	50,000	260,457
Hyundai Mobis	925,000	214,001,281
Ichikoh Industries Ltd.	25,000	234,721
IJT Technology Holdings Co. Ltd.	1,225,000	11,867,114
INFAC Corp.	362,529	1,635,082
Linamar Corp.	5,000	295,244
Murakami Corp.	10,000	317,175
Nifco, Inc.	20,000	1,403,223
Piolax, Inc.	924,000	27,720,036
Seoyon Co. Ltd.	425,000	3,102,697
Seoyon E-Hwa Co., Ltd.	685,725	6,986,761
TBK Co. Ltd. (a)	1,800,000	9,364,671
The Furukawa Battery Co. Ltd. (b)	150,000	1,545,271
TPR Co. Ltd.	825,000	26,544,248
Yorozu Corp. (a)	1,850,000	39,997,463
		453,524,680
Automobiles - 0.8%
Audi AG	25,522	24,905,855
Fiat Chrysler Automobiles NV	139,000	3,359,630
Fiat Chrysler Automobiles NV	1,264,900	30,563,837
General Motors Co.	1,250,000	53,012,500
Harley-Davidson, Inc. (b)	5,000	242,300
Renault SA	10,000	1,099,641
		113,183,763
Distributors - 0.3%
Amcon Distributing Co.	500	44,500
Chori Co. Ltd. (a)	1,566,400	28,197,202
Doshisha Co. Ltd.	350,000	8,226,597
Harima-Kyowa Co. Ltd.	100,000	2,583,324
Nakayamafuku Co. Ltd.	200,000	1,423,391
SPK Corp.	15,000	424,166
Yagi & Co. Ltd.	400,000	10,852,066
Yamae Hisano Co.	50,000	637,466
		52,388,712
Diversified Consumer Services - 0.7%
Asante, Inc.	65,000	1,066,390
Cross-Harbour Holdings Ltd.	300,000	490,882
Estacio Participacoes SA	5,000	55,006
Heian Ceremony Service Co. Ltd. (b)	495,700	4,586,618
Kukbo Design Co. Ltd.	20,000	399,142
MegaStudy Co. Ltd. (a)	362,315	11,938,366
MegaStudyEdu Co. Ltd. (a)	209,684	14,112,281
Multicampus Co. Ltd.	60,000	1,878,865
Step Co. Ltd.	217,000	3,811,055
Tsukada Global Holdings, Inc.	1,100,000	6,523,438
Weight Watchers International, Inc. (c)	950,000	61,075,500
		105,937,543
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc. (b)	75,000	2,725,500
Dunkin' Brands Group, Inc.	100,000	6,465,000
Flight Centre Travel Group Ltd.	25,000	1,027,999
Hiday Hidaka Corp.	230,000	7,291,087
Hiramatsu, Inc.	25,000	133,273
Hub Co. Ltd.	74,000	979,083
Koshidaka Holdings Co. Ltd.	300,000	16,645,379
Kura Corp. Ltd.	100,000	6,068,738
Nagacorp Ltd.	1,000,000	816,859
Retail Food Group Ltd. (b)	2,499,999	3,938,346
St. Marc Holdings Co. Ltd.	225,000	6,382,754
The Monogatari Corp.	5,000	480,706
The Restaurant Group PLC	6,937,000	24,998,030
Whitbread PLC	1,000	55,104
Wyndham Worldwide Corp.	10,000	1,241,300
		79,249,158
Household Durables - 0.9%
Ace Bed Co. Ltd.	50,029	9,446,537
Emak SpA	600,000	1,133,783
FJ Next Co. Ltd. (b)	1,100,000	9,683,659
Fuji Corp. Ltd.	50,000	394,539
Gree Electric Appliances, Inc. of Zhuhai Class A	474,927	4,224,561
Hamilton Beach Brands Holding Co.:
Class A	125,000	3,213,750
Class B	125,000	3,213,750
Helen of Troy Ltd. (c)	550,000	51,232,500
Iida Group Holdings Co. Ltd.	100,000	1,984,538
Nakanishi Manufacturing Co. Ltd.	25,000	459,516
Nittoh Corp.	25,000	161,534
Q.E.P. Co., Inc.	34,998	997,443
SABAF SpA (c)	400,000	9,783,414
Sanei Architecture Planning Co. Ltd. (b)	660,000	14,036,015
Sanyo Housing Nagoya Co. Ltd.	700,000	8,049,446
Tupperware Brands Corp.	134,500	7,768,720
Wellpool Co. Ltd.	200,000	344,763
		126,128,468
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	10,000	1,117,036
N Brown Group PLC	100,000	285,674
NS Shopping Co. Ltd.	50,000	754,818
Trade Maine Group Ltd.	100,000	331,628
Webjet Ltd. (b)	124,167	1,023,550
		3,512,706
Leisure Products - 0.2%
Accell Group NV	650,000	18,803,275
Mars Engineering Corp.	600,000	13,341,429
		32,144,704
Media - 2.0%
AMC Networks, Inc. Class A (c)	125,000	6,448,750
Comcast Corp. Class A	2,100,000	89,313,000
Corus Entertainment, Inc. Class B (non-vtg.)	400,000	2,744,715
Discovery Communications, Inc.:
Class A (b)(c)	2,350,000	58,914,500
Class B (c)	17,645	560,229
DMS, Inc.	225,000	3,215,051
Gendai Agency, Inc. (a)	850,000	4,402,113
Hyundai HCN	2,000,049	8,113,903
Interspace Co. Ltd. (b)	20,000	401,620
Ipsos SA	10,000	381,901
ITE Group PLC	202,135	495,364
Liberty Global PLC LiLAC Class A (c)(d)	6,871	0
Liberty Latin America Ltd. Class A (c)	6,871	154,254
Multiplus SA	600,000	6,629,002
Nippon BS Broadcasting Corp.	200,000	2,608,129
Nippon Television Network Corp.	150,000	2,641,675
Pico Far East Holdings Ltd.	8,000,000	3,200,961
Proto Corp.	50,000	754,653
RKB Mainichi Broadcasting Corp.	2,100	117,475
Scripps Networks Interactive, Inc. Class A	100,000	8,799,000
SMG PLC	10,000	46,145
Television Broadcasts Ltd.	2,000,000	7,133,133
The Walt Disney Co.	94,200	10,236,714
Time Warner, Inc.	162,600	15,503,910
Viacom, Inc.:
Class A (b)	800,000	31,160,000
Class B (non-vtg.)	600,000	20,052,000
WOWOW INC.	225,000	7,037,363
		291,065,560
Multiline Retail - 0.5%
Grazziotin SA	350,000	3,032,015
Gwangju Shinsegae Co. Ltd. (a)	97,372	22,117,692
Lifestyle China Group Ltd. (c)	12,500,000	3,739,142
Lifestyle International Holdings Ltd.	13,000,000	19,609,723
Macy's, Inc.	324,900	8,431,155
Treasure Factory Co. Ltd. (a)	875,000	7,495,388
Watts Co. Ltd.	350,000	3,697,864
		68,122,979
Specialty Retail - 9.0%
ABC-MART, Inc.	25,000	1,626,782
Arc Land Sakamoto Co. Ltd.	500,000	8,626,584
AT-Group Co. Ltd.	634,500	18,637,536
AutoNation, Inc. (b)(c)	350,000	21,077,000
Beacon Lighting Group Ltd.	25,441	34,851
Best Buy Co., Inc.	4,100,000	299,546,000
Cars.com, Inc.	25,000	742,250
DCM Japan Holdings Co. Ltd.	25,000	247,746
DongAh Tire & Rubber Co. Ltd. (c)	57,879	724,979
Dunelm Group PLC	300,000	2,726,112
E-Life Mall Corp. Ltd.	100,000	216,933
Ff Group (c)	1,100,000	26,330,792
Formosa Optical Technology Co. Ltd.	751,383	1,673,774
Fuji Corp. (a)	705,790	16,676,332
GameStop Corp. Class A	2,049,167	34,446,497
Genesco, Inc. (c)	300,000	10,455,000
GNC Holdings, Inc. Class A (a)(b)(c)	5,939,600	25,837,260
Goldlion Holdings Ltd.	9,300,000	3,733,006
Guess?, Inc. (a)(b)	5,761,600	105,840,592
Handsman Co. Ltd.	700,000	10,166,964
Hibbett Sports, Inc. (a)(b)(c)	1,025,300	23,171,780
Hour Glass Ltd.	11,666,300	5,958,546
IA Group Corp.	18,200	637,683
International Housewares Retail Co. Ltd.	999,600	190,396
JB Hi-Fi Ltd. (b)	863,636	20,341,680
John David Group PLC	33,700,000	175,222,837
Jumbo SA	1,750,000	34,589,583
K's Holdings Corp. (b)	2,300,000	64,245,055
Ku Holdings Co. Ltd. (b)	600,000	6,448,128
L'Occitane Ltd.	100,000	185,359
Lookers PLC	1,500,000	1,953,004
Lovisa Holdings Ltd.	10,000	63,175
Mandarake, Inc. (b)	180,000	1,118,647
Mitsui & Associates Telepark Corp.	25,000	621,274
Mr. Bricolage SA	311,600	5,841,691
Nafco Co. Ltd.	640,400	11,843,874
Nitori Holdings Co. Ltd.	1,053,500	168,090,368
Nojima Co. Ltd.	50,000	1,205,149
Oriental Watch Holdings Ltd.	9,273,000	2,370,808
Padini Holdings Bhd	2,700,000	3,522,943
Sa Sa International Holdings Ltd.	521,053	226,468
Sacs Bar Holdings, Inc.	400,000	4,459,066
Sally Beauty Holdings, Inc. (b)(c)	4,650,000	77,236,500
Samse SA	37,000	7,809,349
Shimamura Co. Ltd.	5,000	587,825
Silvano Fashion Group A/S	9,800	32,223
SMCP S.A.S. (e)	205,000	5,001,783
Sports Direct International PLC (c)	200,000	1,056,652
The Buckle, Inc.	632,900	12,689,645
Tokatsu Holdings Co. Ltd. (a)	250,000	1,245,989
Truworths International Ltd.	334,900	2,770,514
Urban Outfitters, Inc. (c)	1,200,000	40,932,000
Vita Group Ltd. (b)	350,000	500,603
Vitamin Shoppe, Inc. (c)	150,000	637,500
Williams-Sonoma, Inc. (b)	1,012,801	51,885,795
		1,324,060,882
Textiles, Apparel & Luxury Goods - 1.4%
Best Pacific International Holdings Ltd.	2,700,000	1,608,406
Embry Holdings Ltd.	3,200,000	1,129,029
Fossil Group, Inc. (b)(c)	2,310,000	18,387,600
Fujibo Holdings, Inc.	2,000	74,474
Gerry Weber International AG (Bearer) (b)	625,000	6,929,401
Grendene SA	100,000	918,079
Hagihara Industries, Inc.	100,000	1,858,149
Handsome Co. Ltd.	25,000	755,986
Magni-Tech Industries Bhd	2,750,000	3,503,589
Michael Kors Holdings Ltd. (c)	2,000,000	132,000,000
Only Corp.	15,000	132,527
Portico International Holdings (c)	12,000,000	4,249,199
Sitoy Group Holdings Ltd.	8,200,000	1,635,251
Texwinca Holdings Ltd.	1,800,000	984,833
Vera Bradley, Inc. (c)	950,000	8,825,500
Youngone Holdings Co. Ltd.	258,000	13,577,742
Yue Yuen Industrial (Holdings) Ltd.	2,500,000	11,281,343
		207,851,108

TOTAL CONSUMER DISCRETIONARY		2,857,170,263

CONSUMER STAPLES - 5.9%
Beverages - 0.8%
A.G. Barr PLC	500,000	4,557,719
Britvic PLC	6,900,000	71,958,708
C&C Group PLC	400,000	1,497,309
Jinro Distillers Co. Ltd. (a)	523,000	16,181,885
Lucas Bols BV (b)(e)	120,000	2,756,241
Muhak Co. Ltd.	340,000	6,308,685
Olvi PLC (A Shares)	100,000	3,612,910
Spritzer Bhd	1,000,000	594,719
Willamette Valley Vineyards, Inc.	5,000	40,250
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	6,100,762	16,260,588
		123,769,014
Food & Staples Retailing - 2.8%
Amsterdam Commodities NV	625,000	19,282,823
Belc Co. Ltd.	30,000	1,729,365
Create SD Holdings Co. Ltd.	930,000	22,632,051
CVS Health Corp.	1,100,000	86,559,000
Daiichi Co. Ltd.	58,600	715,008
Dong Suh Companies, Inc.	525,000	14,354,386
Genky DrugStores Co. Ltd. (b)(c)	400,000	13,559,063
Halows Co. Ltd.	65,000	1,513,113
J Sainsbury PLC	200,000	717,024
Kroger Co.	2,000,000	60,720,000
Magnit OJSC	5,388	510,878
Majestic Wine PLC	177,144	1,148,179
MARR SpA	800,000	22,129,387
Medical Ikkou Co. Ltd.	4,300	533,421
Metro Wholesale & Food Specialist AG	10,000	217,271
Nihon Chouzai Co. Ltd.	30,000	947,831
OM2 Network Co. Ltd. (b)	220,000	3,165,187
Qol Co. Ltd.	25,000	497,288
Retail Partners Co. Ltd. (b)	587,800	7,594,991
Sapporo Clinical Laboratory	15,700	259,207
Satoh & Co. Ltd.	50,000	711,863
Satsudora Holdings Co. Ltd. (a)	400,000	7,865,714
Shoei Foods Corp. (b)	50,000	2,040,236
Tesco PLC	11,000,000	32,703,984
Thai President Foods PCL (c)	131,357	826,224
United Natural Foods, Inc. (c)	412,000	19,611,200
Valor Holdings Co. Ltd.	650,000	15,638,597
Walgreens Boots Alliance, Inc.	398,100	29,961,006
Walmart, Inc.	400,000	42,640,000
Yuasa Funashoku Co. Ltd.	10,000	337,081
		411,121,378
Food Products - 1.3%
Ajinomoto Malaysia Bhd	1,700,000	8,951,038
Armanino Foods of Distinction (b)	250,000	622,500
B&G Foods, Inc. Class A (b)	250,000	8,250,000
Bakkafrost	150,000	6,105,930
Bakkavor Group PLC (c)(e)	100,000	301,008
Bell AG	13,000	6,243,352
Binggrea Co. Ltd.	15,000	926,813
Changshouhua Food Co. Ltd.	3,500,000	1,735,985
Cranswick PLC	508,534	21,213,594
Dean Foods Co.	50,000	518,500
Fresh Del Monte Produce, Inc.	1,138,200	53,848,242
High Liner Foods, Inc.	20,000	224,553
Hormel Foods Corp. (b)	5,000	171,650
Japan Meat Co. Ltd.	25,000	430,360
JC Comsa Corp.	150,000	598,204
Kaneko Seeds Co. Ltd.	150,000	2,250,702
Kaveri Seed Co. Ltd.	239,414	1,941,755
Kawan Food Bhd	66,666	48,534
Kwality Ltd. (c)	50,000	78,666
Lassonde Industries, Inc. Class A (sub. vtg.)	50,000	10,284,553
London Biscuits Bhd (c)	4,000,000	625,481
London Biscuits Bhd warrants 1/26/20 (c)	400,000	10,766
M. Dias Branco SA	10,000	179,755
Natori Co. Ltd.	20,000	370,581
Nitto Fuji Flour Milling Co. Ltd.	10,000	455,002
Origin Enterprises PLC	50,000	375,569
Pickles Corp. (b)	100,000	1,759,174
President Bakery PCL	16,500	33,453
Prima Meat Packers Ltd.	450,000	3,079,510
S Foods, Inc.	300,000	13,087,493
Select Harvests Ltd.	1,430,000	5,819,085
Shinobu Food Products Co. Ltd.	25,000	215,892
Synear Food Holdings Ltd. (c)(d)	1,000,000	8
Thai Wah PCL	426,000	142,816
The Hain Celestial Group, Inc. (c)	650,000	24,791,000
The J.M. Smucker Co.	33,000	4,187,370
Toyo Sugar Refining Co. Ltd.	210,000	2,333,224
Valsoia SpA	85,000	1,746,550
Want Want China Holdings Ltd.	2,000,000	1,766,665
		185,725,333
Personal Products - 0.8%
Asaleo Care Ltd.	900,000	1,178,483
Hengan International Group Co. Ltd.	2,000,000	19,175,088
Sarantis SA	1,200,000	22,422,393
USANA Health Sciences, Inc. (c)	925,000	69,051,250
		111,827,214
Tobacco - 0.2%
KT&G Corp.	315,000	31,358,812

TOTAL CONSUMER STAPLES		863,801,751

ENERGY - 5.6%
Energy Equipment & Services - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	250,000	1,575,203
Carbo Ceramics, Inc. (a)(b)(c)	2,360,200	18,787,192
Ensco PLC Class A	3,400,000	20,060,000
Geospace Technologies Corp. (c)	588,000	8,090,880
GulfMark Offshore, Inc. (c)	441	12,564
GulfMark Offshore, Inc. warrants 11/14/24 (c)	4,764	3,478
High Arctic Energy Services, Inc.	25,000	80,488
Liberty Oilfield Services, Inc. Class A (c)	100,000	2,214,000
National Oilwell Varco, Inc.	200,000	7,336,000
Oceaneering International, Inc.	450,800	9,322,544
Prosafe ASA (b)(c)	200,000	306,140
Shinko Plantech Co. Ltd.	1,800,000	18,633,303
Tecnicas Reunidas SA (b)	200,000	6,813,626
		93,235,418
Oil, Gas & Consumable Fuels - 5.0%
Alvopetro Energy Ltd. (c)	2,800,000	375,610
Baytex Energy Corp. (c)	600,000	1,829,268
Beach Energy Ltd.	1,392,894	1,459,112
Birchcliff Energy Ltd.	100,000	277,236
Bonavista Energy Corp.	150,000	209,756
Chevron Corp.	427,900	53,637,265
China Petroleum & Chemical Corp. (H Shares)	160,000,000	138,306,632
CNOOC Ltd.	450,000	707,338
CNOOC Ltd. sponsored ADR	31,741	4,989,685
CNX Resources Corp. (c)	50,000	700,500
ConocoPhillips Co.	2,500,000	147,025,000
Contango Oil & Gas Co. (c)	250,000	1,025,000
Enagas SA	3,000,000	81,756,067
EQT Midstream Partners LP	7,500	557,925
Fuji Kosan Co. Ltd.	105,000	642,249
Husky Energy, Inc. (c)	2,500,000	36,646,341
Imperial Oil Ltd.	100,000	3,143,902
International Seaways, Inc. (c)	55,000	917,950
Motor Oil (HELLAS) Corinth Refineries SA	300,000	7,505,170
Murphy Oil Corp.	1,000,000	32,100,000
NACCO Industries, Inc. Class A	125,000	5,256,250
Oil & Natural Gas Corp. Ltd.	25,200,000	80,662,996
Peyto Exploration & Development Corp. (b)	5,100,000	46,521,951
San-Ai Oil Co. Ltd.	200,000	2,921,411
Sanrin Co. Ltd.	15,000	93,116
Ship Finance International Ltd. (NY Shares)	10,000	153,000
Star Petroleum Refining PCL	1,000,000	533,206
Thai Oil PCL (For. Reg.)	500,000	1,636,335
Total SA sponsored ADR	1,171,526	68,018,800
Tsakos Energy Navigation Ltd.	450,000	1,642,500
Warrior Metropolitan Coal, Inc.	50,000	1,398,500
Whiting Petroleum Corp. (c)	100,000	2,792,000
World Fuel Services Corp.	350,000	9,761,500
		735,203,571

TOTAL ENERGY		828,438,989

FINANCIALS - 13.8%
Banks - 4.7%
Bank of Kyoto Ltd.	2,000	112,687
Cambridge Bancorp	5,000	385,000
Central Valley Community Bancorp	25,000	484,750
Citizens Financial Services, Inc.	12,726	814,464
Credit Agricole Atlantique Vendee	7,000	1,120,946
Erste Group Bank AG	5,000	251,600
F & M Bank Corp.	131,632	4,403,090
Gunma Bank Ltd.	5,100,000	30,862,826
Hiroshima Bank Ltd.	1,000,000	8,404,838
JPMorgan Chase & Co.	1,350,000	156,154,500
Mitsubishi UFJ Financial Group, Inc.	17,000,000	128,543,344
Nordea Bank AB	100,000	1,234,026
OFG Bancorp (b)	1,761,516	20,081,282
Ogaki Kyoritsu Bank Ltd.	60,000	1,556,185
Schweizerische Nationalbank	10	59,307
Skandiabanken ASA (e)	600,000	6,187,653
Sparebank 1 Oestlandet	1,000,000	12,271,530
Sumitomo Mitsui Financial Group, Inc.	4,000,000	180,143,821
The Keiyo Bank Ltd.	1,000,000	4,807,967
The Mie Bank Ltd.	300,000	6,655,318
The San-In Godo Bank Ltd.	1,500,000	15,549,814
Unicaja Banco SA	6,000,000	10,570,557
Van Lanschot NV (Bearer)	81,300	2,760,655
Wells Fargo & Co.	1,250,000	82,225,000
Yamaguchi Financial Group, Inc.	1,700,000	19,985,856
		695,627,016
Capital Markets - 1.4%
ABG Sundal Collier ASA	1,500,000	1,210,289
Apollo Global Management LLC Class A	396,300	14,167,725
Ares Capital Corp.	402,400	6,418,280
BinckBank NV	109,000	590,034
Brighthouse Financial, Inc.	303,436	19,498,797
Edify SA (c)	10,068	756,245
FactSet Research Systems, Inc.	1,000	200,690
Franklin Resources, Inc.	150,000	6,361,500
Goldman Sachs Group, Inc.	100,000	26,789,000
Morgan Stanley	672,200	38,012,910
T. Rowe Price Group, Inc.	25,000	2,790,750
The Blackstone Group LP	2,155,700	78,790,835
TPG Specialty Lending, Inc.	111,554	2,142,952
		197,730,007
Consumer Finance - 1.1%
Aeon Credit Service (Asia) Co. Ltd.	10,300,000	8,202,975
Credit Corp. Group Ltd.	52,450	893,888
Discover Financial Services	925,000	73,815,000
Santander Consumer U.S.A. Holdings, Inc.	300,000	5,175,000
Synchrony Financial	1,800,000	71,424,000
		159,510,863
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	550,000	40,453,317
Granite Point Mortgage Trust, Inc.	14,119	243,412
IBJ Leasing Co. Ltd.	200,000	5,259,004
Kyushu Railway Co.	260,000	8,361,911
NICE Holdings Co. Ltd.	225,000	3,543,903
Ricoh Leasing Co. Ltd.	1,070,000	39,336,271
Scandinavian Tobacco Group A/S (e)	400,000	8,100,759
Tokyo Century Corp.	1,500,000	81,157,216
Varex Imaging Corp.	100,000	4,247,000
		190,702,793
Insurance - 5.1%
AFLAC, Inc.	2,000,000	176,400,000
April	1,129,000	22,707,701
ASR Nederland NV	1,000,000	43,702,560
Assurant, Inc.	200,000	18,296,000
Chubb Ltd.	475,000	74,171,250
Db Insurance Co. Ltd.	1,275,000	86,287,560
Genworth Financial, Inc. Class A (c)	6,400,000	19,584,000
Hannover Reuck SE	45,000	6,151,259
Hyundai Fire & Marine Insurance Co. Ltd.	375,000	16,247,272
Kansas City Life Insurance Co.	2,000	88,220
MetLife, Inc.	3,400,000	163,438,000
National Western Life Group, Inc.	13,000	4,210,700
NN Group NV	1,650,000	77,845,185
Prudential Financial, Inc.	222,300	26,413,686
Sony Financial Holdings, Inc.	1,000,000	18,392,792
Sul America SA unit	100,000	637,163
		754,573,348
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	74,500	1,098,875
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	238,400	4,241,292
Genworth MI Canada, Inc. (b)	450,000	15,453,659
Genworth Mortgage Insurance Ltd.	3,250,899	7,622,962
Hingham Institution for Savings	10,100	2,188,872
		29,506,785

TOTAL FINANCIALS		2,028,749,687

HEALTH CARE - 20.9%
Biotechnology - 7.2%
AbbVie, Inc.	1,100,000	123,442,000
Amgen, Inc.	1,825,000	339,541,250
Biogen, Inc. (c)	425,000	147,819,250
Bioverativ, Inc.	210,000	21,642,600
Celgene Corp. (c)	25,000	2,529,000
Cell Biotech Co. Ltd.	150,000	6,779,336
Essex Bio-Technology Ltd.	3,000,000	2,147,610
Gilead Sciences, Inc.	1,816,600	152,231,080
United Therapeutics Corp. (c)	2,000,000	258,000,000
		1,054,132,126
Health Care Equipment & Supplies - 0.7%
A&T Corp.	90,000	768,922
Ansell Ltd.	500,000	10,132,935
Create Medic Co. Ltd.	35,000	408,506
Daiken Medical Co. Ltd.	10,000	72,586
Fukuda Denshi Co. Ltd.	505,600	38,412,429
Kawasumi Laboratories, Inc.	100,000	815,160
Medikit Co. Ltd.	35,000	1,773,265
Microlife Corp.	800,000	1,930,122
Nakanishi, Inc.	250,000	13,618,573
Pacific Hospital Supply Co. Ltd.	200,000	544,903
Paramount Bed Holdings Co. Ltd.	75,000	3,953,200
St.Shine Optical Co. Ltd.	900,000	28,715,365
Value Added Technologies Co. Ltd.	75,000	2,660,556
Vieworks Co. Ltd.	20,000	822,588
		104,629,110
Health Care Providers & Services - 10.5%
Aetna, Inc.	1,200,000	224,184,000
Amedisys, Inc. (c)	600,000	32,172,000
Anthem, Inc.	2,750,000	681,587,504
Chemed Corp.	220,000	57,325,400
EBOS Group Ltd.	487,300	6,604,138
Excelsior Medical Co. Ltd.	200,000	313,576
Hokuyaku Takeyama Holdings, Inc.	15,000	121,396
Humana, Inc.	500,000	140,915,000
Laboratory Corp. of America Holdings (c)	10,000	1,745,000
Lifco AB	100,018	4,029,964
Life Healthcare Group Ltd.	332,376	699,033
MEDNAX, Inc. (c)	400,000	21,124,000
Patterson Companies, Inc.	25,000	897,250
Quest Diagnostics, Inc.	250,000	26,455,000
Saint-Care Holding Corp.	375,000	2,748,481
Ship Healthcare Holdings, Inc.	25,000	813,891
Sigma Healthcare Ltd.	6,500,000	4,687,742
Tokai Corp.	400,000	9,753,072
Uchiyama Holdings Co. Ltd.	775,000	4,194,096
UnitedHealth Group, Inc.	1,300,000	307,814,000
Universal Health Services, Inc. Class B	75,000	9,112,500
Yagami, Inc.	5,000	73,573
		1,537,370,616
Health Care Technology - 0.1%
Pharmagest Interactive (b)	275,000	16,012,891
Life Sciences Tools & Services - 0.2%
Divi's Laboratories Ltd.	350,000	5,723,568
ICON PLC (c)	160,000	17,523,200
		23,246,768
Pharmaceuticals - 2.2%
Apex Healthcare Bhd	750,000	1,049,731
AstraZeneca PLC sponsored ADR	800,000	28,048,000
Biofermin Pharmaceutical Co. Ltd.	100,000	2,682,121
Bliss Gvs Pharma Ltd. (c)	100,000	323,631
Bristol-Myers Squibb Co.	213,800	13,383,880
Daito Pharmaceutical Co. Ltd.	50,000	1,678,802
Dawnrays Pharmaceutical Holdings Ltd.	9,000,000	5,165,769
DongKook Pharmaceutical Co. Ltd.	83,000	5,461,981
Genomma Lab Internacional SA de CV (c)	5,000,000	5,493,841
GlaxoSmithKline PLC	82,200	1,530,078
Huons Co. Ltd.	2,200	208,115
Indivior PLC (c)	3,200,000	18,296,755
Jazz Pharmaceuticals PLC (c)	5,000	728,700
Johnson & Johnson	860,900	118,967,771
Kaken Pharmaceutical Co. Ltd.	10,000	524,007
Korea United Pharm, Inc.	130,000	4,076,949
Kwang Dong Pharmaceutical Co. Ltd.	2,400,000	22,366,902
Kyung Dong Pharmaceutical Co. Ltd.	25,000	628,625
Lee's Pharmaceutical Holdings Ltd.	9,000,000	14,956,568
Luye Pharma Group Ltd.	2,500,000	2,233,898
Nippon Chemiphar Co. Ltd.	50,010	2,153,958
Novo Nordisk A/S Series B sponsored ADR	250,000	13,875,000
Orient Europharma Co. Ltd.	200,000	556,555
PT Tempo Scan Pacific Tbk	500,000	61,994
Samjin Pharmaceutical Co. Ltd.	2,000	75,061
Sanofi SA sponsored ADR	200,000	8,786,000
Stallergenes Greer PLC (c)	104,976	4,516,037
Syngen Biotech Co. Ltd. (c)	50,000	310,149
Taro Pharmaceutical Industries Ltd. (b)(c)	350,000	35,591,500
Teva Pharmaceutical Industries Ltd. sponsored ADR	280,200	5,718,882
Towa Pharmaceutical Co. Ltd.	150,000	8,458,981
Vetoquinol SA	10,000	672,920
Vivimed Labs Ltd. (c)	100,000	135,227
YiChang HEC ChangJiang Pharmaceutical Co. Ltd.	25,000	102,267
		328,820,655

TOTAL HEALTH CARE		3,064,212,166

INDUSTRIALS - 9.0%
Aerospace & Defense - 0.0%
Austal Ltd.	300,000	439,967
Avon Rubber PLC	10,000	178,191
Kongsberg Gruppen ASA	10,000	203,661
Orbital ATK, Inc.	5,000	659,500
SIFCO Industries, Inc. (c)	36,000	235,800
The Lisi Group	5,000	240,861
		1,957,980
Air Freight & Logistics - 0.1%
AIT Corp. (b)	900,000	10,370,968
CTI Logistics Ltd.	428,830	392,201
Onelogix Group Ltd.	4,220,296	1,257,583
SBS Co. Ltd.	275,000	2,865,416
		14,886,168
Airlines - 0.0%
Allegiant Travel Co.	6,900	1,098,825
WestJet Airlines Ltd.	10,000	200,081
		1,298,906
Building Products - 0.2%
InnoTec TSS AG	50,000	1,030,487
KVK Corp.	75,000	1,181,180
Miyako, Inc.	10,000	92,143
Nihon Dengi Co. Ltd.	250,000	6,943,526
Noda Corp. (b)	275,000	3,641,208
Sekisui Jushi Corp.	550,000	12,554,906
Sunspring Metal Corp.	100,000	122,175
		25,565,625
Commercial Services & Supplies - 0.7%
Aeon Delight Co. Ltd.	150,000	5,484,527
Asia File Corp. Bhd	3,725,600	2,502,197
Babcock International Group PLC	100,000	974,017
Calian Technologies Ltd.	309,000	7,810,415
Civeo Corp. (c)	2,944,500	10,305,750
CMC Corp.	5,000	314,431
Fursys, Inc.	200,000	6,468,529
KAR Auction Services, Inc.	400,000	21,816,000
Matsuda Sangyo Co. Ltd.	150,000	2,684,684
Mitie Group PLC	2,000,000	5,031,948
Nippon Kanzai Co. Ltd.	20,000	372,260
Prestige International, Inc.	1,250,000	16,407,989
Riverstone Holdings Ltd.	100,000	86,141
Secom Joshinetsu Co. Ltd.	10,000	400,328
VSE Corp.	330,000	16,351,500
		97,010,716
Construction & Engineering - 0.4%
Arcadis NV	500,000	11,366,390
Astaldi SpA	300,000	1,024,279
Boustead Projs. Pte Ltd.	2,549,475	1,710,274
Boustead Singapore Ltd.	7,233,800	4,549,386
Daiichi Kensetsu Corp.	275,000	4,592,279
Geumhwa PSC Co. Ltd.	1,000	40,802
Hokuriku Electrical Construction Co. Ltd.	25,000	256,689
Joban Kaihatsu Co. Ltd. (b)	5,000	396,160
Kawasaki Setsubi Kogyo Co. Ltd.	153,700	883,226
Meisei Industrial Co. Ltd.	600,000	4,326,125
Monadelphous Group Ltd.	10,000	141,498
Nakano Corp.	10,000	61,943
Nippon Rietec Co. Ltd.	986,546	12,092,862
Seikitokyu Kogyo Co. Ltd.	550,000	3,220,558
Shinnihon Corp.	75,000	709,699
Sumiken Mitsui Road Co. Ltd.	50,000	176,949
Sumitomo Densetsu Co. Ltd.	175,000	3,688,904
Toshiba Plant Systems & Services Corp.	600,000	11,835,163
Watanabe Sato Co. Ltd.	60,000	1,829,628
		62,902,814
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	73,900	2,397,522
Aros Quality Group AB	853,205	22,900,399
Canare Electric Co. Ltd.	95,000	2,117,588
Dewhurst PLC	1,200	14,355
Eaton Corp. PLC	320,800	26,937,576
Hammond Power Solutions, Inc. Class A	530,000	3,994,390
Holding Co. ADMIE IPTO SA	25,000	65,337
Iwabuchi Corp.	10,000	609,739
Somfy SA	30,000	3,344,736
Terasaki Electric Co. Ltd.	110,000	1,607,485
		63,989,127
Industrial Conglomerates - 0.2%
Carr's Group PLC	4,270,000	8,669,746
Mytilineos Holdings SA (c)	800,000	10,031,724
Nolato AB Series B	35,000	2,354,091
Reunert Ltd.	300,000	1,890,472
		22,946,033
Machinery - 0.9%
Castings PLC	75,000	490,913
Conrad Industries, Inc. (c)	1,000	18,900
Daihatsu Diesel Manufacturing Co. Ltd. (a)	3,184,000	23,707,545
Daiwa Industries Ltd.	1,100,000	13,204,333
Fuji Latex Co. Ltd.	35,000	971,633
Fujimak Corp. (a)	410,000	10,021,663
Fukushima Industries Corp.	75,000	3,375,375
Global Brass & Copper Holdings, Inc.	250,000	8,037,500
Haitian International Holdings Ltd.	3,750,000	11,720,772
Hy-Lok Corp.	100,000	2,430,372
Ihara Science Corp.	200,000	4,597,217
Jaya Holdings Ltd. (c)(d)	1,157,500	25,589
Koike Sanso Kogyo Co. Ltd.	35,000	971,162
Luxfer Holdings PLC sponsored	50,000	723,000
Mitsuboshi Belting Ltd.	25,000	334,511
Momentum Group AB Class B	525,000	7,222,173
Nakano Refrigerators Co. Ltd.	100,000	4,222,178
Nansin Co. Ltd.	250,000	1,517,439
Sakura Rubber Co. Ltd.	350,000	1,760,702
Sansei Co. Ltd. (a)	850,000	3,126,866
Semperit AG Holding (b)	350,000	8,690,850
SIMPAC, Inc. (a)	2,325,000	9,692,979
Snap-On, Inc.	5,000	856,550
Suzumo Machinery Co. Ltd.	10,000	240,769
Teikoku Sen-I Co. Ltd.	600,000	13,083,961
The Hanshin Diesel Works Ltd.	21,000	342,849
Tocalo Co. Ltd.	100,000	5,022,966
Yamada Corp.	80,000	2,340,206
		138,750,973
Marine - 0.0%
Freight Management Holdings Bhd	925,700	296,623
Japan Transcity Corp.	1,400,000	6,099,285
Nippon Concept Corp.	25,000	331,859
SITC International Holdings Co. Ltd.	200,000	230,101
		6,957,868
Professional Services - 1.7%
ABIST Co. Ltd.	175,000	8,142,254
Akka Technologies SA	650,000	40,834,579
Bertrandt AG	210,000	26,932,944
Career Design Center Co. Ltd.	110,000	2,372,372
CBIZ, Inc. (c)	200,000	3,300,000
Dun & Bradstreet Corp.	750,000	92,797,500
Harvey Nash Group PLC	300,000	373,988
McMillan Shakespeare Ltd.	2,600,000	36,768,654
Robert Half International, Inc.	400,000	23,152,000
SHL-JAPAN Ltd.	100,000	2,106,802
WDB Holdings Co. Ltd.	210,000	7,478,803
		244,259,896
Road & Rail - 0.7%
Autohellas SA (a)	650,000	19,368,180
ComfortDelgro Corp. Ltd.	100,000	160,085
Daqin Railway Co. Ltd. (A Shares)	41,200,767	63,221,505
Hamakyorex Co. Ltd.	92,000	3,180,667
Higashi Twenty One Co. Ltd.	200,000	791,377
NANSO Transport Co. Ltd.	93,600	1,219,765
Nikkon Holdings Co. Ltd.	100,000	2,726,545
SENKO Co. Ltd.	200,000	1,438,742
Shin-Keisei Electric Railway Co. Ltd.	6,100	122,578
STEF-TFE Group	15,000	1,843,702
The Hokkaido Chuo Bus Co. Ltd.	400	20,601
Tohbu Network Co. Ltd.	164,300	1,912,941
Utoc Corp.	1,600,000	7,262,023
		103,268,711
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (c)	675,000	36,517,500
Alconix Corp.	18,000	415,940
Bergman & Beving AB (B Shares)	625,000	6,591,137
Canox Corp.	324,900	3,722,475
Daiichi Jitsugyo Co. Ltd.	25,000	761,899
Green Cross Co. Ltd. (a)	241,100	5,124,218
HERIGE	60,000	3,165,952
Houston Wire & Cable Co. (a)(c)	1,348,500	9,439,500
Howden Joinery Group PLC	225,000	1,483,282
iMarketKorea, Inc.	35,000	332,073
Itochu Corp.	18,050,000	355,164,392
Kamei Corp. (a)	2,100,000	34,275,637
Lumax International Corp. Ltd.	1,588,740	3,152,489
Meiwa Corp.	1,300,000	6,007,316
Mitani Shoji Co. Ltd.	665,000	32,112,156
Narasaki Sangyo Co. Ltd.	205,000	790,063
Nishikawa Keisoku Co. Ltd.	20,000	551,290
Pla Matels Corp.	300,000	2,812,759
Rasa Corp.	100,000	906,678
Sakai Trading Co. Ltd.	30,000	473,996
Shinsho Corp.	100,000	3,617,772
Yamazen Co. Ltd.	50,000	609,348
Yuasa Trading Co. Ltd.	650,000	23,268,166
		531,296,038
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	300,000	2,025,647
Meiko Transportation Co. Ltd.	75,000	864,257
Qingdao Port International Co. Ltd. (e)	7,000,000	5,154,264
		8,044,168

TOTAL INDUSTRIALS		1,323,135,023

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 1.5%
Cisco Systems, Inc.	5,000,000	207,700,000
EVS Broadcast Equipment SA	5,000	187,474
F5 Networks, Inc. (c)	10,000	1,445,400
HF Co.	225,000	2,732,031
Juniper Networks, Inc.	50,000	1,307,500
SerComm Corp.	125,000	358,557
		213,730,962
Electronic Equipment & Components - 0.9%
AAC Technology Holdings, Inc.	250,000	4,180,169
Casa Systems, Inc. (c)	100,000	1,909,000
Daido Signal Co. Ltd.	350,000	1,873,860
Dell Technologies, Inc. (c)	184,400	13,221,480
Elematec Corp.	400,000	9,793,224
HAGIAWARA ELECTRIC Co. Ltd.	25,000	852,677
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,500,000	7,899,381
Intelligent Digital Integrated Security Co. Ltd.	129,285	931,755
ITC Networks Corp.	5,000	111,132
Lacroix SA (a)	376,493	15,285,121
Lagercrantz Group AB (B Shares)	10,000	105,331
Makus, Inc.	300,000	1,247,903
New Cosmos Electric Co. Ltd.	35,000	535,684
Nihon Denkei Co. Ltd.	25,000	556,414
PAX Global Technology Ltd.	5,500,000	2,671,729
Redington India Ltd.	2,261,800	6,351,971
Riken Kieki Co. Ltd.	550,000	12,397,536
Shibaura Electronics Co. Ltd.	233,200	13,179,709
Simplo Technology Co. Ltd.	1,320,000	8,436,745
TE Connectivity Ltd.	193,900	19,880,567
VST Holdings Ltd.	20,443,500	10,845,497
		132,266,885
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (c)	100,000	6,699,000
Alphabet, Inc. Class A (c)	30,000	35,466,600
Aucnet, Inc.	125,000	1,745,609
AuFeminin.com SA (c)	125,018	6,022,385
CROOZ, Inc. (b)	55,000	1,343,805
Danawa Co. Ltd.	10,000	146,290
F@N Communications, Inc.	500,000	4,058,288
GMO Internet, Inc.	5,000	91,605
GMO Pepabo, Inc. (b)	35,000	1,024,510
Kakaku.com, Inc.	500,000	8,784,792
mixi, Inc.	10,000	441,561
MongoDB, Inc. Class A (b)	20,700	561,177
XLMedia PLC	100,000	275,451
Yahoo! Japan Corp.	5,000,000	24,116,876
YY, Inc. ADR (c)	650,000	86,424,000
Zappallas, Inc. (a)	1,100,000	4,094,069
		181,296,018
IT Services - 3.9%
All for One Steeb AG	10,000	864,119
Amdocs Ltd.	1,250,000	85,500,000
Avant Corp.	170,000	1,425,113
Cielo SA	600,000	5,062,147
Computer Services, Inc.	5,000	232,500
Comture Corp.	15,000	491,979
Data#3 Ltd.	500,001	652,699
Dimerco Data System Corp.	425,000	561,482
E-Credible Co. Ltd.	230,000	3,192,668
eClerx Services Ltd.	129,101	3,065,641
Enea Data AB (b)	210,000	2,078,707
Estore Corp.	500,000	4,604,624
Future Corp.	450,000	4,871,849
IFIS Japan Ltd.	15,400	97,624
Korea Information & Communication Co. Ltd. (c)	325,000	3,645,558
Leidos Holdings, Inc.	29,400	1,958,040
Neurones	10,000	350,117
Nice Information & Telecom, Inc.	132,413	3,020,090
Persistent Systems Ltd.	125,000	1,549,422
Shinsegae Information & Communication Co. Ltd.	20,000	2,336,896
Societe Pour L'Informatique Industrielle SA	174,000	5,357,537
Softcreate Co. Ltd.	25,000	337,372
Sopra Steria Group	500,000	101,496,712
Tessi SA	199,798	47,255,279
The Western Union Co.	13,877,600	288,515,304
TravelSky Technology Ltd. (H Shares)	350,000	1,098,413
Wipro Ltd.	1,504,974	7,214,688
		576,836,580
Semiconductors & Semiconductor Equipment - 0.7%
e-LITECOM Co. Ltd.	50,000	340,252
KLA-Tencor Corp.	19,600	2,152,080
Kyosha Co. Ltd.	50,000	295,316
Miraial Co. Ltd. (a)(b)	631,900	13,019,158
Phison Electronics Corp.	600,000	6,127,590
Qualcomm, Inc.	811,000	55,350,750
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	375,000	16,991,250
		94,276,396
Software - 0.5%
8K Miles Software Services Ltd. (c)	5,000	57,965
Cyient Ltd.	50,000	504,917
eBase Co. Ltd.	120,000	1,527,755
Ebix, Inc.	318,700	26,165,270
GAMEVIL, Inc. (c)	15,000	952,052
InfoVine Co. Ltd.	63,600	1,637,865
init innovation in traffic systems AG	30,000	696,510
Jastec Co. Ltd.	100,000	1,204,513
Justplanning, Inc.	145,500	1,449,903
KPIT Cummins Infosystems Ltd.	1,800,000	5,992,448
KSK Co., Ltd.	121,900	1,985,103
Linedata Services	10,000	469,306
Micro Focus International PLC sponsored ADR	920,084	27,823,340
Sinosoft Tech Group Ltd. (b)	3,000,000	874,384
Toho System Science Co. Ltd.	100,000	762,329
Uchida Esco Co. Ltd. (a)	315,400	3,803,048
Zensar Technologies Ltd.	100,000	1,500,079
		77,406,787
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	150,000	25,114,500
Bluecom Co. Ltd.	55,000	365,023
Elecom Co. Ltd.	25,000	597,117
Hewlett Packard Enterprise Co.	6,700,000	109,880,000
HP, Inc.	7,100,000	165,572,000
Seagate Technology LLC	1,500,000	82,800,000
TPV Technology Ltd.	25,000,000	3,547,391
		387,876,031

TOTAL INFORMATION TECHNOLOGY		1,663,689,659

MATERIALS - 1.9%
Chemicals - 1.2%
C. Uyemura & Co. Ltd.	185,000	14,567,169
CF Industries Holdings, Inc.	265,400	11,263,576
Chokwang Paint Ltd.	50,000	481,401
Chugoku Marine Paints Ltd.	875,000	7,630,440
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	491,443
Daishin-Chemical Co. Ltd. (a)	321,395	5,083,911
Fuso Chemical Co. Ltd.	200,000	5,759,566
Green Seal Holding Ltd.	55,000	118,371
Hannong Chemicals, Inc. (a)	1,288,000	5,345,622
Isamu Paint Co. Ltd. (b)	20,000	697,781
K&S AG (b)	850,000	23,871,282
KH Neochem Co. Ltd.	50,000	1,461,178
Koatsu Gas Kogyo Co. Ltd.	200,000	1,689,531
KPC Holdings Corp.	12,000	752,668
KPX Green Chemical Co. Ltd.	50,000	203,310
Kukdong Oil & Chemicals Co. Ltd.	100,000	325,763
Kuriyama Holdings Corp.	100,000	2,475,528
LyondellBasell Industries NV Class A	148,300	17,772,272
Nippon Soda Co. Ltd.	800,000	5,510,953
NOF Corp.	75,000	2,018,656
Nutrien Ltd. (c)	120,000	6,278,049
Scientex Bhd	4,051,200	9,086,901
T&K Toka Co. Ltd.	350,000	4,705,305
Tae Kyung Industrial Co. Ltd.	675,000	3,457,672
Thai Carbon Black PCL (For. Reg.) (c)	50,000	95,386
Toho Acetylene Co. Ltd.	225,000	3,253,163
Yara International ASA	850,000	40,852,132
Yip's Chemical Holdings Ltd.	3,500,000	1,301,988
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	2,200,000	6,167,344
		182,718,361
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (c)	5,000	36,667
Ibstock PLC (e)	500,000	1,824,507
Mitani Sekisan Co. Ltd.	250,000	5,835,168
Yotai Refractories Co. Ltd.	100,000	601,200
		8,297,542
Containers & Packaging - 0.1%
AMVIG Holdings Ltd.	1,000,000	263,338
Chuoh Pack Industry Co. Ltd.	12,000	169,825
Mayr-Melnhof Karton AG	100,000	15,693,192
The Pack Corp.	75,000	2,586,927
		18,713,282
Metals & Mining - 0.5%
Ausdrill Ltd.	12,700,000	26,709,853
Chubu Steel Plate Co. Ltd.	379,600	3,229,068
CI Resources Ltd.	350,721	497,395
CK-SAN-ETSU Co. Ltd.	110,000	4,735,294
Compania de Minas Buenaventura SA sponsored ADR	350,000	5,400,500
Labrador Iron Ore Royalty Corp. (b)	75,000	1,615,854
Mount Gibson Iron Ltd.	11,500,000	3,845,681
Orvana Minerals Corp. (c)	50,000	8,537
Pacific Metals Co. Ltd. (b)(c)	679,999	22,362,584
Rio Tinto PLC sponsored ADR	10,000	561,100
Teck Resources Ltd. Class B (sub. vtg.)	50,000	1,452,033
		70,417,899

TOTAL MATERIALS		280,147,084

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	175,300	19,768,581
Piedmont Office Realty Trust, Inc. Class A	413,500	8,071,520
Public Storage	60,000	11,745,600
Sabra Health Care REIT, Inc.	101,100	1,829,910
Spirit Realty Capital, Inc.	50,000	408,500
Ventas, Inc.	66,700	3,733,199
		45,557,310
Real Estate Management & Development - 0.2%
CRE, Inc.	5,000	75,686
HFF, Inc.	10,000	492,100
Japan Corporate Housing Service, Inc.	25,000	225,696
Lai Sun Garment (International) Ltd.	203,741	377,653
Leopalace21 Corp.	500,000	4,153,752
LSL Property Services PLC	50,000	200,199
Nisshin Fudosan Co. Ltd. (a)	2,725,000	23,320,988
		28,846,074

TOTAL REAL ESTATE		74,403,384

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,217,300	45,587,885
Verizon Communications, Inc.	1,522,200	82,305,354
		127,893,239
Wireless Telecommunication Services - 0.0%
Okinawa Cellular Telephone Co.	250,000	9,672,944

TOTAL TELECOMMUNICATION SERVICES		137,566,183

UTILITIES - 1.1%
Electric Utilities - 0.6%
EVN AG	10,000	204,856
Exelon Corp.	1,900,000	73,169,000
PG&E Corp.	150,000	6,364,500
PPL Corp.	100,000	3,187,000
Public Power Corp. of Greece (c)	25,000	98,889
		83,024,245
Gas Utilities - 0.5%
Busan City Gas Co. Ltd.	110,000	3,855,879
China Resource Gas Group Ltd.	1,000,000	3,291,723
ENN Energy Holdings Ltd.	50,000	386,058
GAIL India Ltd.	5,400,000	40,661,422
Hokuriku Gas Co.	62,200	1,847,628
K&O Energy Group, Inc.	25,000	405,865
Keiyo Gas Co. Ltd.	75,000	426,205
Rubis	10,592	781,140
Seoul City Gas Co. Ltd.	94,256	8,149,860
YESCO Co. Ltd.	240,000	10,028,089
		69,833,869
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	140,800	1,627,648
Water Utilities - 0.0%
Manila Water Co., Inc.	500,000	275,426
Thessaloniki Water & Sewage SA	50,000	315,354
		590,780

TOTAL UTILITIES		155,076,542

TOTAL COMMON STOCKS
(Cost $9,123,764,834)		13,276,390,731

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	148,400	3,088,204
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	10,000	198,151
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	550,000	9,259,480
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Paranaense de Energia-Copel (PN-B)	500,000	3,846,516
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,786,016)		16,392,351

Money Market Funds - 11.5%
Fidelity Cash Central Fund, 1.39% (f)	1,374,214,935	1,374,489,778
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	319,729,984	319,761,957
TOTAL MONEY MARKET FUNDS
(Cost $1,694,237,370)		1,694,251,735
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $10,828,788,220)		14,987,034,817
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(281,043,810)
NET ASSETS - 100%		$14,705,991,007

Legend

 (a) Affiliated company

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing

 (d) Level 3 security

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,326,215 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,051,349
Fidelity Securities Lending Cash Central Fund	4,577,880
Total	$12,629,229

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Autohellas SA	$15,485,482	$368,662	$--	$--	$--	$3,514,036	$19,368,180
Carbo Ceramics, Inc.	16,686,614	--	--	--	--	2,100,578	18,787,192
Chori Co. Ltd.	29,056,084	--	--	287,489	--	(858,882)	28,197,202
Daihatsu Diesel Manufacturing Co. Ltd.	20,621,126	--	--	--	--	3,086,419	23,707,545
Daishin-Chemical Co. Ltd.	4,757,736	--	--	--	--	326,175	5,083,911
Fossil Group, Inc.	41,062,500	9,459,187	20,659,556	--	(45,964,167)	34,489,636	--
Fuji Corp.	11,012,124	2,349,341	--	165,377	--	3,314,867	16,676,332
Fujimak Corp.	7,735,544	231,735	--	--	--	2,054,384	10,021,663
G-Tekt Corp.	50,445,825	--	--	394,201	--	2,631,042	53,076,867
Gendai Agency, Inc.	4,356,207	--	--	81,394	--	45,906	4,402,113
GNC Holdings, Inc. Class A	56,485,596	--	--	--	--	(30,648,336)	25,837,260
Green Cross Co. Ltd.	3,579,859	668,020	--	--	--	876,339	5,124,218
Guess?, Inc.	75,797,628	--	739,871	2,611,710	(622,147)	31,404,982	105,840,592
Gwangju Shinsegae Co. Ltd.	21,344,833	--	--	94,460	--	772,859	22,117,692
Hannong Chemicals, Inc.	5,566,323	--	--	109,954	--	(220,701)	5,345,622
Hibbett Sports, Inc.	15,994,680	--	--	--	--	7,177,100	23,171,780
Houston Wire & Cable Co.	7,753,875	--	--	--	--	1,685,625	9,439,500
Jinro Distillers Co. Ltd.	12,246,815	3,496,627	--	424,102	--	438,443	16,181,885
Kamei Corp.	25,032,781	5,245,701	--	206,836	--	3,997,155	34,275,637
Lacroix SA	10,250,925	--	--	--	--	5,034,196	15,285,121
MegaStudy Co. Ltd.	9,770,132	--	--	196,828	--	2,168,234	11,938,366
MegaStudyEdu Co. Ltd.	6,599,812	--	--	162,730	--	7,512,469	14,112,281
Miraial Co. Ltd.	6,075,686	--	--	104,384	--	6,943,472	13,019,158
Nisshin Fudosan Co. Ltd.	15,201,370	--	--	--	--	8,119,618	23,320,988
Sansei Co. Ltd.	1,567,173	337,333	--	--	--	1,222,360	3,126,866
Satsudora Holdings Co. Ltd.	7,252,937	--	--	--	--	612,777	7,865,714
SIMPAC, Inc.	9,611,942	--	--	180,437	--	81,037	9,692,979
TBK Co. Ltd.	8,114,654	--	--	114,909	--	1,250,017	9,364,671
Tokatsu Holdings Co. Ltd.	676,728	327,186	--	--	--	242,075	1,245,989
Treasure Factory Co. Ltd.	6,579,663	--	--	57,385	--	915,725	7,495,388
Uchida Esco Co. Ltd.	3,627,622	--	--	25,821	--	175,426	3,803,048
Yorozu Corp.	31,262,642	--	--	368,473	--	8,734,821	39,997,463
Zappallas, Inc.	5,068,711	--	--	--	--	(974,642)	4,094,069
Total	$546,681,629	$22,483,792	$21,399,427	$5,586,490	$(46,586,314)	$108,225,212	$591,017,292

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,857,170,263	$2,164,008,615	$693,161,648	$--
Consumer Staples	863,801,751	726,777,601	137,024,142	8
Energy	828,438,989	667,134,940	161,304,049	--
Financials	2,031,837,891	1,438,013,432	593,824,459	--
Health Care	3,064,212,166	2,969,657,069	94,555,097	--
Industrials	1,323,333,174	601,639,502	721,668,083	25,589
Information Technology	1,663,689,659	1,542,215,505	121,474,154	--
Materials	289,406,564	194,541,874	94,864,690	--
Real Estate	74,403,384	46,627,262	27,776,122	--
Telecommunication Services	137,566,183	127,893,239	9,672,944	--
Utilities	158,923,058	156,243,360	2,679,698	--
Money Market Funds	1,694,251,735	1,694,251,735	--	--
Total Investments in Securities:	$14,987,034,817	$12,329,004,134	$2,658,005,086	$25,597

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,807,269,681
Level 2 to Level 1	$923,947

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	56.8%
Japan	16.1%
Korea (South)	4.1%
United Kingdom	3.0%
France	2.6%
Netherlands	1.7%
Cayman Islands	1.5%
China	1.5%
India	1.2%
Canada	1.1%
Ireland	1.0%
Greece	1.0%
Others (Individually Less Than 1%)	8.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $305,706,720) — See accompanying schedule: Unaffiliated issuers (cost $8,590,672,121)	$12,701,765,790
Fidelity Central Funds (cost $1,694,237,370)	1,694,251,735
Other affiliated issuers (cost $543,878,729)	591,017,292
Total Investment in Securities (cost $10,828,788,220)		$14,987,034,817
Cash		7,731
Foreign currency held at value (cost $485,739)		485,732
Receivable for investments sold		44,067,212
Receivable for fund shares sold		117,810,903
Dividends receivable		17,904,965
Distributions receivable from Fidelity Central Funds		2,258,210
Other receivables		82,299
Total assets		15,169,651,869
Liabilities
Payable for investments purchased	$23,587,265
Payable for fund shares redeemed	114,898,296
Other payables and accrued expenses	5,418,375
Collateral on securities loaned	319,756,926
Total liabilities		463,660,862
Net Assets		$14,705,991,007
Net Assets consist of:
Paid in capital		$10,555,260,634
Undistributed net investment income		8,588,116
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(11,264,527)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,153,406,784
Net Assets		$14,705,991,007
Series Intrinsic Opportunities:
Net Asset Value, offering price and redemption price per share ($14,705,991,007 ÷ 775,107,522 shares)		$18.97

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends (including $5,586,490 earned from other affiliated issuers)		$117,488,105
Income from Fidelity Central Funds		12,629,229
Total income		130,117,334
Expenses
Custodian fees and expenses	$476,358
Independent trustees' fees and expenses	24,786
Miscellaneous	18,416
Total expenses before reductions	519,560
Expense reductions	(312,398)	207,162
Net investment income (loss)		129,910,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $84,627)	135,115,520
Fidelity Central Funds	5,002
Other affiliated issuers	(46,586,314)
Foreign currency transactions	(105,949)
Total net realized gain (loss)		88,428,259
Change in net unrealized appreciation (depreciation) on:
Unaffiliated issuers (net of increase in deferred foreign taxes of $2,526,357)	1,562,665,561
Fidelity Central Funds	(5,517)
Other affiliated issuers	108,225,212
Assets and liabilities in foreign currencies	222,233
Total change in net unrealized appreciation (depreciation)		1,671,107,489
Net gain (loss)		1,759,535,748
Net increase (decrease) in net assets resulting from operations		$1,889,445,920

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$129,910,172	$131,490,210
Net realized gain (loss)	88,428,259	379,891,077
Change in net unrealized appreciation (depreciation)	1,671,107,489	963,397,101
Net increase (decrease) in net assets resulting from operations	1,889,445,920	1,474,778,388
Distributions to shareholders from net investment income	(210,862,362)	(102,338,705)
Distributions to shareholders from net realized gain	(390,636,600)	(18,472,180)
Total distributions	(601,498,962)	(120,810,885)
Share transactions - net increase (decrease)	1,007,718,352	3,954,188,911
Total increase (decrease) in net assets	2,295,665,310	5,308,156,414
Net Assets
Beginning of period	12,410,325,697	7,102,169,283
End of period	$14,705,991,007	$12,410,325,697
Other Information
Undistributed net investment income end of period	$8,588,116	$89,540,306

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$17.30	$14.80	$15.58	$14.47	$12.78	$10.00
Income from Investment Operations
Net investment income (loss)B	.17	.23	.18	.24C	.21	.12
Net realized and unrealized gain (loss)	2.32	2.50	(.16)	1.49	1.84	2.69
Total from investment operations	2.49	2.73	.02	1.73	2.05	2.81
Distributions from net investment income	(.28)	(.19)	(.23)	(.21)	(.15)	(.03)
Distributions from net realized gain	(.54)	(.04)	(.58)	(.42)	(.21)	–
Total distributions	(.82)	(.23)	(.80)D	(.62)E	(.36)	(.03)
Net asset value, end of period	$18.97	$17.30	$14.80	$15.58	$14.47	$12.78
Total ReturnF,G	14.91%	18.69%	.43%	12.35%	16.35%	28.19%
Ratios to Average Net AssetsH,I
Expenses before reductions	.01%J	.52%	.79%	.82%	.81%	.81%J
Expenses net of fee waivers, if any	.01%J	.52%	.79%	.82%	.81%	.81%J
Expenses net of all reductions	- %J,K	.52%	.79%	.82%	.81%	.79%J
Net investment income (loss)	1.96%J	1.48%	1.28%	1.60%C	1.55%	1.58%J
Supplemental Data
Net assets, end of period (000 omitted)	$14,705,991	$4,948,389	$2,776,843	$2,619,363	$2,479,629	$1,995,564
Portfolio turnover rateL	9%J	35%M	14%	10%	16%	7%J

 A For the period December 6, 2012 (commencement of operations) to July 31, 2013.

 B Calculated based on average shares outstanding during the period.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.06 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.18%.

 D Total distributions of $.80 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.576 per share.

 E Total distributions of $.62 per share is comprised of distributions from net investment income of $.206 and distributions from net realized gain of $.416 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount represents less than .005%.

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 M Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Series Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Intrinsic Opportunities shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Intrinsic Opportunities.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,489,111,881
Gross unrealized depreciation	(363,125,344)
Net unrealized appreciation (depreciation)	$4,125,986,537
Tax cost	$10,861,048,280

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $751,296,628 and $511,853,341, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4,649 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, certain affiliated entities (Investing Funds) completed exchanges in-kind with the Fund. The Investing Funds delivered investments and cash valued at $3,024,754,769 in exchange for 178,428,561 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets as well as the Notes to Financial Statements. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $18,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $8,190,561. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,577,880, including $357,846 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $310,667 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,731.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2018	Year ended July 31, 2017
From net investment income
Series Intrinsic Opportunities	$210,862,362	$37,121,067
Class F	–	65,217,638
Total	$210,862,362	$102,338,705
From net realized gain
Series Intrinsic Opportunities	$390,636,600	$7,186,687
Class F	–	11,285,493
Total	$390,636,600	$18,472,180

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2018	Year ended July 31, 2017	Six months ended January 31, 2018	Year ended July 31, 2017
Series Intrinsic Opportunities
Shares sold	484,102,300	98,373,368(a)	$8,390,397,652	$1,647,612,534(a)
Reinvestment of distributions	34,832,594	2,936,245	601,498,962	44,307,754
Shares redeemed	(29,857,998)	(2,915,567)	(529,267,019)	(45,345,088)
Net increase (decrease)	489,076,896	98,394,046	$8,462,629,595	$1,646,575,200
Class F
Shares sold	2,035,662	148,826,054(a)	$35,190,119	$2,479,453,692(a)
Reinvestment of distributions	–	5,068,588	–	76,503,131
Shares redeemed	(432,801,549)	(14,981,144)	(7,490,101,362)	(248,343,112)
Net increase (decrease)	(430,765,887)	138,913,498	$(7,454,911,243)	$2,307,613,711

 (a) Amount includes in-kind exchanges (see the Prior Fiscal Year Exchanges In-Kind note for additional details).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Series Intrinsic Opportunities	.01%
Actual		$1,000.00	$1,149.10	$.05
Hypothetical-C		$1,000.00	$1,025.16	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity Flex℠ Funds Fidelity Flex℠ Intrinsic Opportunities Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
Anthem, Inc.	5.1
Itochu Corp.	2.5
Amgen, Inc.	2.5
Best Buy Co., Inc.	2.3
UnitedHealth Group, Inc.	2.3
United Therapeutics Corp.	1.9
Cisco Systems, Inc.	1.8
Aetna, Inc.	1.7
Hyundai Mobis	1.6
Nitori Holdings Co. Ltd.	1.5
23.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Health Care	21.8
Consumer Discretionary	18.7
Financials	14.3
Information Technology	10.5
Industrials	8.3

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	86.5%
Short-Term Investments and Net Other Assets (Liabilities)	13.5%

 * Foreign investments - 36.4%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 86.4%
	Shares	Value
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 3.1%
Adient PLC	157	$10,174
Cooper Tire & Rubber Co.	824	32,218
Dongah Tire & Rubber Co. Ltd.	29	909
Eagle Industry Co. Ltd.	395	7,843
ElringKlinger AG	17	395
Fukoku Co. Ltd.	200	2,014
G-Tekt Corp.	3,800	77,574
Gentex Corp.	136	3,220
Hi-Lex Corp.	263	6,739
Hyundai Mobis	1,331	307,930
IJT Technology Holdings Co. Ltd.	1,400	13,562
INFAC Corp.	71	320
Piolax, Inc.	1,100	33,000
Seoyon Co. Ltd.	345	2,519
Seoyon E-Hwa Co., Ltd.	856	8,722
TBK Co. Ltd.	400	2,081
TPR Co. Ltd.	1,100	35,392
Yorozu Corp.	2,700	58,375
		602,987
Automobiles - 0.8%
Audi AG	34	33,179
Fiat Chrysler Automobiles NV	96	2,320
Fiat Chrysler Automobiles NV	1,738	41,995
General Motors Co.	1,819	77,144
Harley-Davidson, Inc.	3	145
		154,783
Distributors - 0.2%
Chori Co. Ltd.	1,000	18,001
Doshisha Co. Ltd.	500	11,752
Harima-Kyowa Co. Ltd.	100	2,583
Nakayamafuku Co. Ltd.	100	712
Yagi & Co. Ltd.	500	13,565
		46,613
Diversified Consumer Services - 0.7%
Asante, Inc.	100	1,641
Heian Ceremony Service Co. Ltd.	400	3,701
Kukbo Design Co. Ltd.	14	279
MegaStudy Co. Ltd.	422	13,905
MegaStudyEdu Co. Ltd.	262	17,633
Multicampus Co. Ltd.	35	1,096
Tsukada Global Holdings, Inc.	1,600	9,489
Weight Watchers International, Inc. (a)	1,491	95,856
		143,600
Hotels, Restaurants & Leisure - 0.4%
Brinker International, Inc.	52	1,890
Dunkin' Brands Group, Inc.	138	8,922
Flight Centre Travel Group Ltd.	85	3,495
Hiday Hidaka Corp.	300	9,510
Koshidaka Holdings Co. Ltd.	400	22,194
Kura Corp. Ltd.	100	6,069
Retail Food Group Ltd.	2,910	4,584
St. Marc Holdings Co. Ltd.	300	8,510
The Restaurant Group PLC	5,503	19,830
Whitbread PLC	1	55
Wyndham Worldwide Corp.	3	372
		85,431
Household Durables - 0.7%
Ace Bed Co. Ltd.	58	10,952
Emak SpA	409	773
FJ Next Co. Ltd.	1,300	11,444
Gree Electric Appliances, Inc. of Zhuhai Class A	600	5,337
Hamilton Beach Brands Holding Co.:
Class A	104	2,674
Class B	104	2,674
Helen of Troy Ltd. (a)	800	74,520
Q.E.P. Co., Inc.	24	684
Sanyo Housing Nagoya Co. Ltd.	1,000	11,499
Tupperware Brands Corp.	168	9,704
		130,261
Internet & Direct Marketing Retail - 0.0%
Hyundai Home Shopping Network Corp.	7	782
NS Shopping Co. Ltd.	30	453
Trade Maine Group Ltd.	34	113
Webjet Ltd.	79	651
		1,999
Leisure Products - 0.1%
Mars Engineering Corp.	800	17,789
Media - 1.9%
AMC Networks, Inc. Class A (a)	172	8,873
Comcast Corp. Class A	2,844	120,955
Corus Entertainment, Inc. Class B (non-vtg.)	273	1,873
Discovery Communications, Inc. Class A (a)	3,160	79,221
DMS, Inc.	100	1,429
Gendai Agency, Inc.	600	3,107
Hyundai HCN	2,748	11,148
Ipsos SA	7	267
Liberty Global PLC LiLAC Class A (a)(b)	5	0
Liberty Latin America Ltd. Class A (a)	5	112
Multiplus SA	900	9,944
Nippon BS Broadcasting Corp.	200	2,608
Nippon Television Network Corp.	147	2,589
Pico Far East Holdings Ltd.	6,000	2,401
Proto Corp.	100	1,509
Scripps Networks Interactive, Inc. Class A	117	10,295
SMG PLC	7	32
Television Broadcasts Ltd.	2,700	9,630
The Walt Disney Co.	110	11,954
Time Warner, Inc.	237	22,598
Viacom, Inc.:
Class A	1,099	42,806
Class B (non-vtg.)	873	29,176
WOWOW INC.	200	6,255
		378,782
Multiline Retail - 0.3%
Grazziotin SA	200	1,733
Lifestyle China Group Ltd. (a)	8,500	2,543
Lifestyle International Holdings Ltd.	18,000	27,152
Macy's, Inc.	446	11,574
Treasure Factory Co. Ltd.	1,300	11,136
		54,138
Specialty Retail - 9.2%
Arc Land Sakamoto Co. Ltd.	600	10,352
AT-Group Co. Ltd.	1,137	33,398
AutoNation, Inc. (a)	481	28,966
Beacon Lighting Group Ltd.	17	23
Best Buy Co., Inc.	6,257	457,136
DongAh Tire & Rubber Co. Ltd. (a)	39	489
Dunelm Group PLC	244	2,217
Ff Group (a)	1,237	29,610
Fuji Corp.	99	2,339
GameStop Corp. Class A	2,386	40,109
GNC Holdings, Inc. Class A (a)	8,161	35,500
Goldlion Holdings Ltd.	7,000	2,810
Guess?, Inc.	8,345	153,298
Handsman Co. Ltd.	800	11,619
Hibbett Sports, Inc. (a)	1,492	33,719
JB Hi-Fi Ltd.	1,078	25,391
John David Group PLC	49,034	254,952
K's Holdings Corp.	3,500	97,764
Ku Holdings Co. Ltd.	900	9,672
Lookers PLC	750	977
Mandarake, Inc.	100	621
Nafco Co. Ltd.	200	3,699
Nitori Holdings Co. Ltd.	1,800	287,198
Oriental Watch Holdings Ltd.	4,000	1,023
Padini Holdings Bhd	1,800	2,349
Sacs Bar Holdings, Inc.	300	3,344
Sally Beauty Holdings, Inc. (a)	6,766	112,383
Samse SA	43	9,076
Silvano Fashion Group A/S	7	23
SMCP S.A.S. (c)	239	5,831
Sports Direct International PLC (a)	68	359
The Buckle, Inc.	514	10,306
Tokatsu Holdings Co. Ltd.	100	498
Truworths International Ltd.	228	1,886
Urban Outfitters, Inc. (a)	1,649	56,247
Vita Group Ltd.	18	26
Vitamin Shoppe, Inc. (a)	104	442
Williams-Sonoma, Inc.	1,455	74,540
		1,800,192
Textiles, Apparel & Luxury Goods - 1.3%
Best Pacific International Holdings Ltd.	2,000	1,191
Embry Holdings Ltd.	1,000	353
Fossil Group, Inc. (a)	1,178	9,377
Gerry Weber International AG (Bearer)	780	8,648
Grendene SA	100	918
Handsome Co. Ltd.	17	514
Magni-Tech Industries Bhd	900	1,147
Michael Kors Holdings Ltd. (a)	2,983	196,878
Portico International Holdings (a)	8,000	2,833
Sitoy Group Holdings Ltd.	6,000	1,197
Texwinca Holdings Ltd.	2,000	1,094
Vera Bradley, Inc. (a)	1,186	11,018
Youngone Holdings Co. Ltd.	176	9,262
Yue Yuen Industrial (Holdings) Ltd.	3,500	15,794
		260,224

TOTAL CONSUMER DISCRETIONARY		3,676,799

CONSUMER STAPLES - 5.3%
Beverages - 0.8%
A.G. Barr PLC	406	3,701
Britvic PLC	10,040	104,705
C&C Group PLC	300	1,123
Jinro Distillers Co. Ltd.	605	18,719
Lucas Bols BV (c)	82	1,883
Olvi PLC (A Shares)	68	2,457
Spritzer Bhd	200	119
Willamette Valley Vineyards, Inc.	3	24
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	8,700	23,188
		155,919
Food & Staples Retailing - 2.8%
Amsterdam Commodities NV	859	26,502
CVS Health Corp.	1,455	114,494
Dong Suh Companies, Inc.	718	19,631
Genky DrugStores Co. Ltd. (a)	600	20,339
Halows Co. Ltd.	100	2,328
J Sainsbury PLC	136	488
Kroger Co.	2,910	88,348
Majestic Wine PLC	334	2,165
MARR SpA	1,099	30,400
OM2 Network Co. Ltd.	200	2,877
Retail Partners Co. Ltd.	800	10,337
Satsudora Holdings Co. Ltd.	500	9,832
Shoei Foods Corp.	100	4,080
Tesco PLC	15,113	44,932
Thai President Foods PCL (a)	43	270
United Natural Foods, Inc. (a)	566	26,942
Valor Holdings Co. Ltd.	800	19,248
Walgreens Boots Alliance, Inc.	547	41,167
Walmart, Inc.	743	79,204
		543,584
Food Products - 0.8%
Ajinomoto Malaysia Bhd	2,100	11,057
B&G Foods, Inc. Class A	477	15,741
Bakkafrost	175	7,124
Bell AG	16	7,684
Binggrea Co. Ltd.	10	618
Changshouhua Food Co. Ltd.	1,000	496
Cranswick PLC	699	29,159
Dean Foods Co.	34	353
Kaneko Seeds Co. Ltd.	100	1,500
Kawan Food Bhd	133	97
Lassonde Industries, Inc. Class A (sub. vtg.)	58	11,930
London Biscuits Bhd (a)	2,700	422
Pickles Corp.	100	1,759
Prima Meat Packers Ltd.	1,142	7,815
S Foods, Inc.	400	17,450
Select Harvests Ltd.	1,965	7,996
Thai Wah PCL	300	101
The Hain Celestial Group, Inc. (a)	893	34,059
The J.M. Smucker Co.	23	2,918
Toyo Sugar Refining Co. Ltd.	200	2,222
Valsoia SpA	42	863
Want Want China Holdings Ltd.	2,000	1,767
		163,131
Personal Products - 0.7%
Asaleo Care Ltd.	682	893
Hengan International Group Co. Ltd.	3,133	30,038
USANA Health Sciences, Inc. (a)	1,346	100,479
		131,410
Tobacco - 0.2%
KT&G Corp.	433	43,106

TOTAL CONSUMER STAPLES		1,037,150

ENERGY - 3.6%
Energy Equipment & Services - 0.6%
AKITA Drilling Ltd. Class A (non-vtg.)	170	1,071
Carbo Ceramics, Inc. (a)	3,243	25,814
Ensco PLC Class A	3,196	18,856
Geospace Technologies Corp. (a)	685	9,426
GulfMark Offshore, Inc. (a)	4	114
GulfMark Offshore, Inc. warrants 11/14/24 (a)	50	37
National Oilwell Varco, Inc.	275	10,087
Oceaneering International, Inc.	525	10,857
Prosafe ASA (a)	68	104
Shinko Plantech Co. Ltd.	2,500	25,880
Tecnicas Reunidas SA	291	9,914
		112,160
Oil, Gas & Consumable Fuels - 3.0%
Alvopetro Energy Ltd. (a)	1,900	255
Baytex Energy Corp. (a)	409	1,247
Bonavista Energy Corp.	34	48
Chevron Corp.	623	78,093
China Petroleum & Chemical Corp. (H Shares)	90,667	78,374
ConocoPhillips Co.	3,252	191,250
Contango Oil & Gas Co. (a)	170	697
Enagas SA	4,365	118,955
Fuji Kosan Co. Ltd.	100	612
Husky Energy, Inc. (a)	962	14,102
Imperial Oil Ltd.	38	1,195
International Seaways, Inc. (a)	7	117
Motor Oil (HELLAS) Corinth Refineries SA	375	9,381
Murphy Oil Corp.	1,374	44,105
NACCO Industries, Inc. Class A	104	4,373
San-Ai Oil Co. Ltd.	200	2,921
Ship Finance International Ltd. (NY Shares)	7	107
Thai Oil PCL (For. Reg.)	400	1,309
Total SA sponsored ADR	618	35,881
Tsakos Energy Navigation Ltd.	307	1,121
World Fuel Services Corp.	407	11,351
		595,494

TOTAL ENERGY		707,654

FINANCIALS - 14.3%
Banks - 5.0%
Cambridge Bancorp	3	231
Central Valley Community Bancorp	17	330
Citizens Financial Services, Inc.	8	512
Erste Group Bank AG	3	151
F & M Bank Corp.	91	3,044
Gunma Bank Ltd.	7,015	42,452
Hiroshima Bank Ltd.	1,216	10,220
JPMorgan Chase & Co.	1,964	227,176
Mitsubishi UFJ Financial Group, Inc.	24,783	187,394
Nordea Bank AB	69	851
OFG Bancorp	2,563	29,218
Ogaki Kyoritsu Bank Ltd.	100	2,594
Skandiabanken ASA (c)	699	7,209
Sparebank 1 Oestlandet	1,164	14,284
Sumitomo Mitsui Financial Group, Inc.	5,867	264,226
The Keiyo Bank Ltd.	1,317	6,332
The Mie Bank Ltd.	332	7,365
The San-In Godo Bank Ltd.	1,875	19,437
Unicaja Banco SA	7,490	13,196
Van Lanschot NV (Bearer)	55	1,868
Wells Fargo & Co.	1,746	114,852
Yamaguchi Financial Group, Inc.	2,538	29,838
		982,780
Capital Markets - 1.4%
ABG Sundal Collier ASA	1,023	825
Apollo Global Management LLC Class A	577	20,628
Ares Capital Corp.	468	7,465
Brighthouse Financial, Inc.	417	26,796
Edify SA (a)	7	526
Franklin Resources, Inc.	206	8,736
Goldman Sachs Group, Inc.	137	36,701
Morgan Stanley	924	52,252
T. Rowe Price Group, Inc.	17	1,898
The Blackstone Group LP	3,137	114,657
TPG Specialty Lending, Inc.	77	1,479
		271,963
Consumer Finance - 1.1%
Credit Corp. Group Ltd.	36	614
Discover Financial Services	1,310	104,538
Santander Consumer U.S.A. Holdings, Inc.	291	5,020
Synchrony Financial	2,619	103,922
		214,094
Diversified Financial Services - 1.3%
Fuyo General Lease Co. Ltd.	800	58,841
Granite Point Mortgage Trust, Inc.	9	155
IBJ Leasing Co. Ltd.	163	4,286
Kyushu Railway Co.	300	9,648
NICE Holdings Co. Ltd.	156	2,457
Ricoh Leasing Co. Ltd.	1,500	55,144
Scandinavian Tobacco Group A/S (c)	550	11,139
Tokyo Century Corp.	2,200	119,031
Varex Imaging Corp.	69	2,930
		263,631
Insurance - 5.3%
AFLAC, Inc.	2,910	256,662
ASR Nederland NV	1,374	60,047
Assurant, Inc.	275	25,157
Chubb Ltd.	691	107,900
Db Insurance Co. Ltd.	1,819	123,104
Genworth Financial, Inc. Class A (a)	8,793	26,907
Hannover Reuck SE	52	7,108
Hyundai Fire & Marine Insurance Co. Ltd.	468	20,277
Kansas City Life Insurance Co.	1	44
MetLife, Inc.	4,857	233,476
National Western Life Group, Inc.	11	3,563
NN Group NV	2,328	109,832
Prudential Financial, Inc.	305	36,240
Sony Financial Holdings, Inc.	1,500	27,589
		1,037,906
Mortgage Real Estate Investment Trusts - 0.0%
Two Harbors Investment Corp.	51	752
Thrifts & Mortgage Finance - 0.2%
ASAX Co. Ltd.	500	8,895
Genworth MI Canada, Inc.	562	19,300
Genworth Mortgage Insurance Ltd.	4,058	9,516
Hingham Institution for Savings	7	1,517
		39,228

TOTAL FINANCIALS		2,810,354

HEALTH CARE - 21.8%
Biotechnology - 7.7%
AbbVie, Inc.	1,601	179,664
Amgen, Inc.	2,619	487,265
Biogen, Inc. (a)	618	214,947
Bioverativ, Inc.	244	25,147
Celgene Corp. (a)	29	2,934
Cell Biotech Co. Ltd.	206	9,310
Essex Bio-Technology Ltd.	1,000	716
Gilead Sciences, Inc.	2,643	221,483
United Therapeutics Corp. (a)	2,801	361,329
		1,502,795
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	582	11,795
Fukuda Denshi Co. Ltd.	700	53,182
Medikit Co. Ltd.	100	5,066
Nakanishi, Inc.	400	21,790
Paramount Bed Holdings Co. Ltd.	100	5,271
St.Shine Optical Co. Ltd.	1,000	31,906
Value Added Technologies Co. Ltd.	52	1,845
		130,855
Health Care Providers & Services - 11.2%
Aetna, Inc.	1,746	326,188
Almost Family, Inc. (a)	81	4,621
Amedisys, Inc. (a)	824	44,183
Anthem, Inc.	4,018	995,853
Chemed Corp.	320	83,382
Humana, Inc.	728	205,172
Laboratory Corp. of America Holdings (a)	7	1,222
Lifco AB	68	2,740
MEDNAX, Inc. (a)	550	29,046
Quest Diagnostics, Inc.	343	36,296
Saint-Care Holding Corp.	300	2,199
Sigma Healthcare Ltd.	4,500	3,245
Tokai Corp.	400	9,753
Uchiyama Holdings Co. Ltd.	500	2,706
UnitedHealth Group, Inc.	1,892	447,988
Universal Health Services, Inc. Class B	87	10,571
		2,205,165
Health Care Technology - 0.1%
Pharmagest Interactive	400	23,291
Life Sciences Tools & Services - 0.1%
ICON PLC (a)	220	24,094
Pharmaceuticals - 2.0%
Apex Healthcare Bhd	500	700
AstraZeneca PLC sponsored ADR	1,099	38,531
Biofermin Pharmaceutical Co. Ltd.	100	2,682
Bristol-Myers Squibb Co.	267	16,714
Dawnrays Pharmaceutical Holdings Ltd.	5,267	3,023
DongKook Pharmaceutical Co. Ltd.	114	7,502
Genomma Lab Internacional SA de CV (a)	6,900	7,582
GlaxoSmithKline PLC	57	1,061
Indivior PLC (a)	4,397	25,141
Johnson & Johnson	1,253	173,152
Korea United Pharm, Inc.	90	2,823
Lee's Pharmaceutical Holdings Ltd.	6,000	9,971
Luye Pharma Group Ltd.	1,500	1,340
Nippon Chemiphar Co. Ltd.	100	4,307
Novo Nordisk A/S Series B sponsored ADR	364	20,202
PT Tempo Scan Pacific Tbk	300	37
Sanofi SA sponsored ADR	233	10,236
Stallergenes Greer PLC (a)	144	6,195
Taro Pharmaceutical Industries Ltd. (a)	481	48,913
Teva Pharmaceutical Industries Ltd. sponsored ADR	228	4,653
Towa Pharmaceutical Co. Ltd.	200	11,279
Vetoquinol SA	7	471
		396,515

TOTAL HEALTH CARE		4,282,715

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.0%
Austal Ltd.	205	301
Kongsberg Gruppen ASA	7	143
Orbital ATK, Inc.	3	396
SIFCO Industries, Inc. (a)	25	164
The Lisi Group	3	145
		1,149
Air Freight & Logistics - 0.3%
CTI Logistics Ltd.	286	262
Onelogix Group Ltd.	2,727	813
SBS Co. Ltd.	300	3,126
United Parcel Service, Inc. Class B	366	46,599
		50,800
Building Products - 0.2%
InnoTec TSS AG	33	680
Nihon Dengi Co. Ltd.	400	11,110
Noda Corp.	200	2,648
Sekisui Jushi Corp.	800	18,262
		32,700
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	200	7,313
Asia File Corp. Bhd	2,400	1,612
Calian Technologies Ltd.	360	9,100
Civeo Corp. (a)	2,888	10,108
KAR Auction Services, Inc.	618	33,706
Matsuda Sangyo Co. Ltd.	100	1,790
Mitie Group PLC	2,748	6,914
Prestige International, Inc.	2,100	27,565
Riverstone Holdings Ltd.	100	86
VSE Corp.	384	19,027
		117,221
Construction & Engineering - 0.3%
Arcadis NV	582	13,230
Boustead Projs. Pte Ltd.	1,700	1,140
Boustead Singapore Ltd.	5,700	3,585
Geumhwa PSC Co. Ltd.	1	41
Meisei Industrial Co. Ltd.	400	2,884
Monadelphous Group Ltd.	7	99
Nippon Rietec Co. Ltd.	900	11,032
Seikitokyu Kogyo Co. Ltd.	500	2,928
Shinnihon Corp.	100	946
Sumitomo Densetsu Co. Ltd.	155	3,267
Toshiba Plant Systems & Services Corp.	690	13,610
		52,762
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	100	3,244
Aros Quality Group AB	1,172	31,457
Canare Electric Co. Ltd.	130	2,898
Eaton Corp. PLC	441	37,031
Hammond Power Solutions, Inc. Class A	771	5,811
Holding Co. ADMIE IPTO SA	17	44
Somfy SA	35	3,902
		84,387
Industrial Conglomerates - 0.1%
Carr's Group PLC	4,948	10,046
Mytilineos Holdings SA (a)	205	2,571
Nolato AB Series B	24	1,614
Reunert Ltd.	205	1,292
		15,523
Machinery - 0.6%
Castings PLC	51	334
Conrad Industries, Inc. (a)	1	19
Daihatsu Diesel Manufacturing Co. Ltd.	900	6,701
Daiwa Industries Ltd.	1,200	14,405
Fujimak Corp.	500	12,222
Fukushima Industries Corp.	100	4,501
Global Brass & Copper Holdings, Inc.	291	9,356
Haitian International Holdings Ltd.	5,000	15,628
Hy-Lok Corp.	68	1,653
Ihara Science Corp.	63	1,448
Luxfer Holdings PLC sponsored	3	43
Momentum Group AB Class B	611	8,405
Nakano Refrigerators Co. Ltd.	100	4,222
Nansin Co. Ltd.	200	1,214
Sakura Rubber Co. Ltd.	1,000	5,031
Sansei Co. Ltd.	1,000	3,679
Semperit AG Holding	407	10,106
Teikoku Sen-I Co. Ltd.	800	17,445
		116,412
Marine - 0.0%
Japan Transcity Corp.	2,443	10,643
Professional Services - 1.5%
ABIST Co. Ltd.	232	10,794
Akka Technologies SA	893	56,100
Bertrandt AG	289	37,065
Career Design Center Co. Ltd.	100	2,157
CBIZ, Inc. (a)	650	10,725
Dun & Bradstreet Corp.	1,091	134,989
Harvey Nash Group PLC	205	256
Robert Half International, Inc.	550	31,834
WDB Holdings Co. Ltd.	200	7,123
		291,043
Road & Rail - 0.7%
Autohellas SA	893	26,609
Daqin Railway Co. Ltd. (A Shares)	58,900	90,381
Higashi Twenty One Co. Ltd.	100	396
Nikkon Holdings Co. Ltd.	132	3,599
SENKO Co. Ltd.	200	1,439
STEF-TFE Group	7	860
Tohbu Network Co. Ltd.	100	1,164
Utoc Corp.	1,900	8,624
		133,072
Trading Companies & Distributors - 3.6%
AerCap Holdings NV (a)	927	50,151
Bergman & Beving AB (B Shares)	764	8,057
Canox Corp.	400	4,583
Green Cross Co. Ltd.	200	4,251
HERIGE	41	2,163
Houston Wire & Cable Co. (a)	1,683	11,781
Howden Joinery Group PLC	102	672
iMarketKorea, Inc.	7	66
Itochu Corp.	24,954	491,012
Kamei Corp.	2,907	47,447
Meiwa Corp.	1,600	7,394
Mitani Shoji Co. Ltd.	1,000	48,289
Pla Matels Corp.	200	1,875
Rasa Corp.	100	907
Shinsho Corp.	132	4,775
Yuasa Trading Co. Ltd.	900	32,217
		715,640
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	200	1,350
Qingdao Port International Co. Ltd. (c)	10,583	7,793
		9,143

TOTAL INDUSTRIALS		1,630,495

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	8,202	340,711
EVS Broadcast Equipment SA	3	112
HF Co.	153	1,858
		342,681
Electronic Equipment & Components - 0.6%
AAC Technology Holdings, Inc.	500	8,360
Dell Technologies, Inc. (a)	230	16,491
Elematec Corp.	500	12,242
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,000	9,479
Intelligent Digital Integrated Security Co. Ltd.	88	634
Lacroix SA	163	6,618
Makus, Inc.	205	853
PAX Global Technology Ltd.	2,000	972
Riken Kieki Co. Ltd.	700	15,779
Simplo Technology Co. Ltd.	2,000	12,783
TE Connectivity Ltd.	266	27,273
		111,484
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	125	8,374
Alphabet, Inc. Class A (a)	41	48,471
Aucnet, Inc.	100	1,396
AuFeminin.com SA (a)	85	4,095
CROOZ, Inc.	100	2,443
F@N Communications, Inc.	400	3,247
Kakaku.com, Inc.	511	8,978
Yahoo! Japan Corp.	6,900	33,281
YY, Inc. ADR (a)	946	125,780
Zappallas, Inc.	900	3,350
		239,415
IT Services - 2.9%
Amdocs Ltd.	1,819	124,420
Avant Corp.	200	1,677
Cielo SA	500	4,218
Computer Services, Inc.	3	140
Data#3 Ltd.	341	445
E-Credible Co. Ltd.	104	1,444
Estore Corp.	300	2,763
Future Corp.	400	4,331
Korea Information & Communication Co. Ltd. (a)	225	2,524
Leidos Holdings, Inc.	20	1,332
Neurones	7	245
Shinsegae Information & Communication Co. Ltd.	19	2,220
Sopra Steria Group	728	147,779
Tessi SA	50	11,826
The Western Union Co.	13,075	271,829
		577,193
Semiconductors & Semiconductor Equipment - 0.6%
e-LITECOM Co. Ltd.	34	231
KLA-Tencor Corp.	14	1,537
Miraial Co. Ltd.	1,000	20,603
Qualcomm, Inc.	1,180	80,535
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	516	23,380
		126,286
Software - 0.6%
eBase Co. Ltd.	200	2,546
Ebix, Inc.	438	35,960
GAMEVIL, Inc. (a)	7	444
InfoVine Co. Ltd.	43	1,107
Jastec Co. Ltd.	100	1,205
Justplanning, Inc.	100	997
KSK Co., Ltd.	100	1,628
Micro Focus International PLC sponsored ADR	1,264	38,223
Microsoft Corp.	325	30,878
Uchida Esco Co. Ltd.	96	1,158
		114,146
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	206	34,491
Hewlett Packard Enterprise Co.	9,749	159,884
HP, Inc.	10,331	240,919
Seagate Technology LLC	2,183	120,502
TPV Technology Ltd.	22,000	3,122
		558,918

TOTAL INFORMATION TECHNOLOGY		2,070,123

MATERIALS - 1.7%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	300	23,622
CF Industries Holdings, Inc.	309	13,114
Chokwang Paint Ltd.	34	327
Chugoku Marine Paints Ltd.	1,100	9,593
Fuso Chemical Co. Ltd.	200	5,760
K&S AG	1,168	32,802
KPX Green Chemical Co. Ltd.	34	138
Kuriyama Holdings Corp.	100	2,476
LyondellBasell Industries NV Class A	216	25,885
Nippon Soda Co. Ltd.	1,253	8,632
NOF Corp.	100	2,692
Nutrien Ltd. (a)	150	7,848
Scientex Bhd	4,700	10,542
T&K Toka Co. Ltd.	200	2,689
Tae Kyung Industrial Co. Ltd.	614	3,145
Toho Acetylene Co. Ltd.	200	2,892
Yara International ASA	1,271	61,086
Yip's Chemical Holdings Ltd.	2,000	744
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	3,000	8,410
		222,397
Construction Materials - 0.1%
Ibstock PLC (c)	334	1,219
Mitani Sekisan Co. Ltd.	400	9,336
RHI Magnesita NV (a)	7	452
		11,007
Containers & Packaging - 0.1%
Mayr-Melnhof Karton AG	125	19,616
Metals & Mining - 0.4%
Ausdrill Ltd.	17,449	36,698
Chubu Steel Plate Co. Ltd.	300	2,552
CI Resources Ltd.	16	23
CK-SAN-ETSU Co. Ltd.	100	4,305
Compania de Minas Buenaventura SA sponsored ADR	481	7,422
Mount Gibson Iron Ltd.	6,817	2,280
Orvana Minerals Corp. (a)	34	6
Pacific Metals Co. Ltd. (a)	1,000	32,886
Teck Resources Ltd. Class B (sub. vtg.)	7	203
		86,375

TOTAL MATERIALS		339,395

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
Crown Castle International Corp.	241	27,178
Piedmont Office Realty Trust, Inc. Class A	481	9,389
Public Storage	87	17,031
Sabra Health Care REIT, Inc.	70	1,267
Ventas, Inc.	46	2,575
		57,440
Real Estate Management & Development - 0.1%
HFF, Inc.	7	344
Leopalace21 Corp.	300	2,492
Nisshin Fudosan Co. Ltd.	3,700	31,665
		34,501

TOTAL REAL ESTATE		91,941

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	1,673	62,654
Verizon Communications, Inc.	2,215	119,765
		182,419
Wireless Telecommunication Services - 0.1%
Okinawa Cellular Telephone Co.	400	15,477

TOTAL TELECOMMUNICATION SERVICES		197,896

UTILITIES - 0.8%
Electric Utilities - 0.6%
EVN AG	7	143
Exelon Corp.	2,817	108,483
Public Power Corp. of Greece (a)	17	67
		108,693
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	67	2,349
K&O Energy Group, Inc.	100	1,623
Rubis	14	1,032
Seoul City Gas Co. Ltd.	116	10,030
YESCO Co. Ltd.	274	11,449
		26,483
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	97	1,121
Multi-Utilities - 0.1%
Public Service Enterprise Group, Inc.	364	18,881
Water Utilities - 0.0%
Manila Water Co., Inc.	300	165

TOTAL UTILITIES		155,343

TOTAL COMMON STOCKS
(Cost $14,542,747)		16,999,865

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	100	2,081
INDUSTRIALS - 0.0%
Machinery - 0.0%
Danieli & C. Officine Meccaniche SpA	7	139
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	640	10,775
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,242)		12,995

Money Market Funds - 13.4%
Fidelity Cash Central Fund, 1.39% (d)
(Cost $2,638,340)	2,637,812	2,638,340
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $17,192,329)		19,651,200
NET OTHER ASSETS (LIABILITIES) - 0.1%		16,488
NET ASSETS - 100%		$19,667,688

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,074 or 0.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,919
Total	$8,919

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,676,799	$2,802,623	$874,176	$--
Consumer Staples	1,037,150	892,431	144,719	--
Energy	707,654	599,867	107,787	--
Financials	2,812,435	1,959,143	853,292	--
Health Care	4,282,715	4,163,419	119,296	--
Industrials	1,630,634	757,104	873,530	--
Information Technology	2,070,123	1,952,499	117,624	--
Materials	350,170	242,735	107,435	--
Real Estate	91,941	57,784	34,157	--
Telecommunication Services	197,896	182,419	15,477	--
Utilities	155,343	153,720	1,623	--
Money Market Funds	2,638,340	2,638,340	--	--
Total Investments in Securities:	$19,651,200	$16,402,084	$3,249,116	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$1,135,613
Level 2 to Level 1	$634

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	63.6%
Japan	15.5%
Korea (South)	3.3%
United Kingdom	3.1%
Netherlands	1.7%
France	1.6%
Cayman Islands	1.1%
China	1.0%
British Virgin Islands	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	7.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $14,553,989)	$17,012,860
Fidelity Central Funds (cost $2,638,340)	2,638,340
Total Investment in Securities (cost $17,192,329)		$19,651,200
Foreign currency held at value (cost $191)		191
Receivable for fund shares sold		11,983
Dividends receivable		21,283
Distributions receivable from Fidelity Central Funds		3,080
Other receivables		193
Total assets		19,687,930
Liabilities
Payable for fund shares redeemed	$20,242
Total liabilities		20,242
Net Assets		$19,667,688
Net Assets consist of:
Paid in capital		$17,228,225
Undistributed net investment income		11,057
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(30,705)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,459,111
Net Assets, for 1,599,752 shares outstanding		$19,667,688
Net Asset Value, offering price and redemption price per share ($19,667,688 ÷ 1,599,752 shares)		$12.29

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$119,120
Income from Fidelity Central Funds		8,919
Total income		128,039
Expenses
Independent trustees' fees and expenses	$22
Miscellaneous	15
Total expenses		37
Net investment income (loss)		128,002
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	26,104
Foreign currency transactions	(486)
Total net realized gain (loss)		25,618
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	2,059,345
Assets and liabilities in foreign currencies	219
Total change in net unrealized appreciation (depreciation)		2,059,564
Net gain (loss)		2,085,182
Net increase (decrease) in net assets resulting from operations		$2,213,184

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period March 8, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$128,002	$43,595
Net realized gain (loss)	25,618	9,774
Change in net unrealized appreciation (depreciation)	2,059,564	399,547
Net increase (decrease) in net assets resulting from operations	2,213,184	452,916
Distributions to shareholders from net investment income	(160,531)	–
Distributions to shareholders from net realized gain	(66,106)	–
Total distributions	(226,637)	–
Share transactions
Proceeds from sales of shares	10,878,249	7,638,459
Reinvestment of distributions	226,637	–
Cost of shares redeemed	(1,448,859)	(66,261)
Net increase (decrease) in net assets resulting from share transactions	9,656,027	7,572,198
Total increase (decrease) in net assets	11,642,574	8,025,114
Net Assets
Beginning of period	8,025,114	–
End of period	$19,667,688	$8,025,114
Other Information
Undistributed net investment income end of period	$11,057	$43,586
Shares
Sold	965,986	746,147
Issued in reinvestment of distributions	19,832	–
Redeemed	(126,053)	(6,160)
Net increase (decrease)	859,765	739,987

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex Intrinsic Opportunities Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.84	$10.00
Income from Investment Operations
Net investment income (loss)B	.11	.08
Net realized and unrealized gain (loss)	1.52	.76
Total from investment operations	1.63	.84
Distributions from net investment income	(.13)	–
Distributions from net realized gain	(.05)	–
Total distributions	(.18)	–
Net asset value, end of period	$12.29	$10.84
Total ReturnC	15.14%	8.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	- %F,G	- %F,G
Expenses net of fee waivers, if any	- %F,G	- %F,G
Expenses net of all reductions	- %F,G	- %F,G
Net investment income (loss)	1.86%F	1.97%F
Supplemental Data
Net assets, end of period (000 omitted)	$19,668	$8,025
Portfolio turnover rateH	4%F	9%I

 A For the period March 8, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount represents less than .005%.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Flex Intrinsic Opportunities Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts offered by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and partnerships.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,660,804
Gross unrealized depreciation	(202,389)
Net unrealized appreciation (depreciation)	$2,458,415
Tax cost	$17,192,785

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $7,717,841 and $246,613 respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $41 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 32% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	- %-C	$1,000.00	$1,151.40	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C Amount less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

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ZTO-SANN-0318
1.9881590.100

Fidelity® Low-Priced Stock K6 Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
UnitedHealth Group, Inc.	6.2
Seagate Technology LLC	3.6
Ross Stores, Inc.	3.4
Best Buy Co., Inc.	3.3
Next PLC	2.2
Unum Group	2.1
Aetna, Inc.	2.1
Metro, Inc. Class A (sub. vtg.)	2.0
ANSYS, Inc.	1.7
Barratt Developments PLC	1.6
28.2

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Consumer Discretionary	24.5
Information Technology	17.4
Health Care	13.5
Financials	10.9
Consumer Staples	8.4

Asset Allocation (% of fund's net assets)

As of January 31, 2018*
Stocks	90.5%
Short-Term Investments and Net Other Assets (Liabilities)	9.5%

 * Foreign investments - 42.7%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.4%
	Shares	Value
CONSUMER DISCRETIONARY - 24.5%
Auto Components - 1.1%
Adient PLC	19,353	$1,254,074
ASTI Corp.	7,300	328,515
Cooper Tire & Rubber Co.	24,286	949,583
ElringKlinger AG	31,055	721,389
G-Tekt Corp.	2,800	57,160
Gentex Corp.	106,597	2,524,217
GUD Holdings Ltd.	11,868	117,245
Hi-Lex Corp.	58,600	1,501,596
Murakami Corp.	32,700	1,037,163
Nippon Seiki Co. Ltd.	110,200	2,283,606
Piolax, Inc.	92,200	2,766,004
S&T Holdings Co. Ltd.	33,158	481,968
Samsung Climate Control Co. Ltd.	18,729	208,334
SJM Co. Ltd.	50	234
Strattec Security Corp.	12,679	488,775
Sungwoo Hitech Co. Ltd.	70,748	466,233
TBK Co. Ltd.	34,200	177,929
Yachiyo Industry Co. Ltd.	37,400	579,454
Yutaka Giken Co. Ltd.	45,500	1,200,528
		17,144,007
Distributors - 0.2%
Central Automotive Products Ltd.	2,800	44,918
Chori Co. Ltd.	15,800	284,420
Nakayamafuku Co. Ltd.	33,500	238,418
PALTAC Corp.	4,700	208,666
SPK Corp.	10,300	291,260
Uni-Select, Inc.	68,733	1,519,390
		2,587,072
Diversified Consumer Services - 0.8%
American Public Education, Inc. (a)	29,074	738,480
Clip Corp.	10,100	92,788
Cross-Harbour Holdings Ltd.	95,000	155,446
Houghton Mifflin Harcourt Co. (a)	29,100	244,440
Meiko Network Japan Co. Ltd.	21,700	263,778
Service Corp. International	5,866	234,464
ServiceMaster Global Holdings, Inc. (a)	16,502	869,985
Shingakukai Holdings Co. Ltd.	5,400	32,810
Step Co. Ltd.	39,800	698,986
Weight Watchers International, Inc. (a)	144,510	9,290,548
		12,621,725
Hotels, Restaurants & Leisure - 0.6%
Ark Restaurants Corp.	7,235	184,493
Bluegreen Vacations Corp.	7,910	150,211
Bojangles', Inc. (a)	2,952	36,162
Brinker International, Inc.	4,504	163,675
BRONCO BILLY Co. Ltd.	1,700	54,618
Create Restaurants Holdings, Inc.	39,900	442,398
El Pollo Loco Holdings, Inc. (a)	3,567	35,848
Flanigans Enterprises, Inc.	3,130	74,807
Greggs PLC	32,089	600,957
Hiday Hidaka Corp.	88,400	2,802,314
Ibersol SGPS SA	30,831	457,425
Intralot SA (a)	19,158	34,394
Koshidaka Holdings Co. Ltd.	3,900	216,390
Kura Corp. Ltd.	3,700	224,543
Nagacorp Ltd.	16,000	13,070
Royal Caribbean Cruises Ltd.	1,084	144,768
Sportscene Group, Inc. Class A (a)	12,325	75,653
St. Marc Holdings Co. Ltd.	38,600	1,094,997
The Monogatari Corp.	8,600	826,814
The Restaurant Group PLC	271,190	977,255
TORIDOLL Holdings Corp.	3,800	133,336
Wyndham Worldwide Corp.	913	113,331
		8,857,459
Household Durables - 3.7%
Abbey PLC	72,057	1,324,043
Barratt Developments PLC	3,014,672	25,048,796
Bellway PLC	163,362	7,703,044
D.R. Horton, Inc.	122,793	6,022,997
Dorel Industries, Inc. Class B (sub. vtg.)	110,397	2,768,003
Emak SpA	178,226	336,783
First Juken Co. Ltd.	51,900	841,330
Hamilton Beach Brands Holding Co.:
Class A	7,378	189,688
Class B	2,413	62,038
Helen of Troy Ltd. (a)	76,224	7,100,266
Henry Boot PLC	135,836	659,604
Iida Group Holdings Co. Ltd.	8,800	174,639
M/I Homes, Inc.	3,619	117,038
P&F Industries, Inc. Class A	12,130	90,975
PulteGroup, Inc.	15,462	492,155
Q.E.P. Co., Inc.	1,027	29,270
Sanei Architecture Planning Co. Ltd.	44,800	952,748
Stanley Furniture Co., Inc. (a)	10,103	6,870
Taylor Morrison Home Corp. (a)	7,516	191,132
Token Corp.	26,700	3,073,370
Toll Brothers, Inc.	3,791	176,585
Tupperware Brands Corp.	1,069	61,745
		57,423,119
Internet & Direct Marketing Retail - 0.3%
Belluna Co. Ltd.	294,300	3,622,947
Liberty Interactive Corp. QVC Group Series A (a)	41,363	1,161,887
		4,784,834
Leisure Products - 0.2%
Accell Group NV	66,200	1,915,041
Amer Group PLC (A Shares)	6,284	177,337
Kabe Husvagnar AB (B Shares)	11,221	277,681
Mars Engineering Corp.	22,000	489,186
Mattel, Inc.	16,919	267,997
Miroku Corp.	26,000	105,450
Vista Outdoor, Inc. (a)	1,735	26,285
		3,258,977
Media - 0.8%
Corus Entertainment, Inc. Class B (non-vtg.)	23,744	162,926
Discovery Communications, Inc.:
Class A (a)	76,846	1,926,529
Class C (non-vtg.) (a)	1,528	36,458
Gannett Co., Inc.	40,406	476,791
Harte-Hanks, Inc. (a)	27,581	23,209
Hyundai HCN	102,047	413,990
Informa PLC	17,597	173,946
Intage Holdings, Inc.	123,500	1,579,542
Ipsos SA	381	14,550
ITE Group PLC	3,191	7,820
KK Culture Holdings Ltd. (a)	570,000	145,002
Lions Gate Entertainment Corp. Class B (a)	5,740	183,680
MSG Network, Inc. Class A (a)	14,671	352,104
Multiplus SA	20,100	222,072
Pico Far East Holdings Ltd.	686,000	274,482
Proto Corp.	9,800	147,912
RKB Mainichi Broadcasting Corp.	1,700	95,099
Saga Communications, Inc. Class A	16,444	651,182
Sky Network Television Ltd.	244,016	523,298
STW Group Ltd.	171,136	129,627
Tegna, Inc.	44,164	639,053
Television Broadcasts Ltd.	143,800	512,872
TOW Co. Ltd.	76,400	710,895
TVA Group, Inc. Class B (non-vtg.) (a)	125,530	398,022
Twenty-First Century Fox, Inc.:
Class A	24,798	915,046
Class B	1,705	62,215
Viacom, Inc. Class B (non-vtg.)	36,277	1,212,377
WOWOW INC.	7,400	231,451
		12,222,150
Multiline Retail - 2.4%
Lifestyle China Group Ltd. (a)	1,381,500	413,250
Lifestyle International Holdings Ltd.	1,480,000	2,232,492
Next PLC	481,977	34,846,340
Watts Co. Ltd.	37,800	399,369
		37,891,451
Specialty Retail - 13.0%
Aaron's, Inc. Class A	3,144	128,558
Abercrombie & Fitch Co. Class A	207,602	4,299,437
Adastria Co. Ltd.	11,200	239,296
AT-Group Co. Ltd.	45,700	1,342,373
AutoCanada, Inc.	7,805	145,947
AutoZone, Inc. (a)	31,146	23,840,394
Bed Bath & Beyond, Inc.	387,197	8,936,507
Best Buy Co., Inc.	708,719	51,779,010
BMTC Group, Inc.	151,900	2,095,726
Bonia Corp. Bhd	200	26
Bonjour Holdings Ltd. (a)	142,000	4,720
Buffalo Co. Ltd.	3,500	38,444
Burlington Stores, Inc. (a)	1,663	202,404
Cars.com, Inc.	17,982	533,886
Cash Converters International Ltd. (a)	896,430	270,879
Chico's FAS, Inc.	25,802	245,377
Delek Automotive Systems Ltd.	29,955	232,926
DSW, Inc. Class A	178,015	3,565,640
Dunelm Group PLC	26,359	239,525
Ff Group (a)	182,073	4,358,297
Fourlis Holdings SA	10,351	75,566
Francesca's Holdings Corp. (a)	3,690	21,513
GameStop Corp. Class A	353,593	5,943,898
Genesco, Inc. (a)	27,319	952,067
GNC Holdings, Inc. Class A (a)	32,071	139,509
Goldlion Holdings Ltd.	891,000	357,646
Guess?, Inc.	194,596	3,574,729
Halfords Group PLC	48,617	234,698
Hour Glass Ltd.	305,900	156,238
IA Group Corp.	4,300	150,661
JB Hi-Fi Ltd.	3,937	92,730
John David Group PLC	330,001	1,715,837
Jumbo SA	371,321	7,339,336
K's Holdings Corp.	137,400	3,837,944
Ku Holdings Co. Ltd.	34,500	370,767
Le Chateau, Inc. Class B (sub. vtg.) (a)	24,798	3,931
Leon's Furniture Ltd.	7,714	110,379
Lewis Group Ltd.	39,880	112,777
Mr. Bricolage SA	31,941	598,811
Murphy U.S.A., Inc. (a)	1,240	105,784
Nafco Co. Ltd.	71,800	1,327,905
Office Depot, Inc.	27,792	90,324
Pal Group Holdings Co. Ltd.	24,000	686,654
Ross Stores, Inc.	642,715	52,953,289
Sa Sa International Holdings Ltd.	120,953	52,570
Sacs Bar Holdings, Inc.	15,100	168,330
Sally Beauty Holdings, Inc. (a)	43,481	722,219
Second Chance Properties Ltd.	66,900	12,750
Second Chance Properties Ltd. warrants 1/23/20	100	1
Sonic Automotive, Inc. Class A (sub. vtg.)	43,714	942,037
The Buckle, Inc.	167,146	3,351,277
Urban Outfitters, Inc. (a)	139,958	4,773,967
USS Co. Ltd.	278,800	6,244,122
Vitamin Shoppe, Inc. (a)	22,240	94,520
Williams-Sonoma, Inc.	7,334	375,721
Workman Co. Ltd.	92,100	3,956,226
Zumiez, Inc. (a)	7,010	145,458
		204,291,563
Textiles, Apparel & Luxury Goods - 1.4%
Anta Sports Products Ltd.	21,000	101,206
Best Pacific International Holdings Ltd.	190,000	113,184
Daphne International Holdings Ltd. (a)	32,000	2,127
Embry Holdings Ltd.	80,000	28,226
Emerald Expositions Events, Inc.	5,000	107,900
Fossil Group, Inc. (a)	120,693	960,716
Gildan Activewear, Inc.	308,353	10,486,509
Handsome Co. Ltd.	79,607	2,407,271
JLM Couture, Inc. (a)	5,959	20,261
Makalot Industrial Co. Ltd.	32,000	145,307
McRae Industries, Inc.	843	29,075
Michael Kors Holdings Ltd. (a)	4,603	303,798
Oxford Industries, Inc.	901	70,999
Portico International Holdings (a)	414,500	146,774
Steven Madden Ltd. (a)	29,618	1,368,352
Sun Hing Vision Group Holdings Ltd.	736,000	305,779
Tapestry, Inc.	39,039	1,836,395
Texwinca Holdings Ltd.	2,074,000	1,134,746
Victory City International Holdings Ltd. (a)	3,358,000	78,556
Wolverine World Wide, Inc.	7,924	260,145
Youngone Corp.	18,731	558,536
Youngone Holdings Co. Ltd.	19	1,000
Yue Yuen Industrial (Holdings) Ltd.	212,000	956,658
		21,423,520

TOTAL CONSUMER DISCRETIONARY		382,505,877

CONSUMER STAPLES - 8.4%
Beverages - 1.7%
A.G. Barr PLC	128,409	1,170,504
Baron de Ley SA (a)	5,610	769,643
Beluga Group Pjsc (a)	3,152	35,606
Britvic PLC	269,292	2,808,392
C&C Group PLC	95,575	357,763
Jinro Distillers Co. Ltd.	1,543	47,741
Kweichow Moutai Co. Ltd. (A Shares)	6,100	741,587
Monster Beverage Corp. (a)	280,108	19,111,769
Olvi PLC (A Shares)	3,946	142,565
Spritzer Bhd	191,800	114,067
Stock Spirits Group PLC	3,537	15,267
Yantai Changyu Pioneer Wine Co. Ltd. (B Shares)	104,855	279,474
		25,594,378
Food & Staples Retailing - 4.8%
Amsterdam Commodities NV	5,710	176,168
Aoki Super Co. Ltd.	9,000	112,236
Belc Co. Ltd.	62,800	3,620,137
Cosmos Pharmaceutical Corp.	49,100	8,779,770
Create SD Holdings Co. Ltd.	205,000	4,988,785
CVS Health Corp.	3,541	278,641
Daikokutenbussan Co. Ltd.	22,785	1,060,155
Dong Suh Companies, Inc.	56,193	1,536,411
Genky DrugStores Co. Ltd. (a)	30,600	1,037,268
Halows Co. Ltd.	54,200	1,261,703
Kirindo Holdings Co. Ltd.	3,900	69,043
Kroger Co.	104,374	3,168,795
Kusuri No Aoki Holdings Co. Ltd.	34,300	1,798,685
Majestic Wine PLC	121,384	786,764
McColl's Retail Group PLC	60,064	237,084
Medical System Network Co. Ltd.	2,500	13,602
Metro, Inc. Class A (sub. vtg.)	913,400	30,565,483
North West Co., Inc.	4,290	101,635
Performance Food Group Co. (a)	4,056	139,324
Qol Co. Ltd.	77,300	1,537,616
Retail Partners Co. Ltd.	17,800	229,995
Sligro Food Group NV	21,463	1,120,523
Sundrug Co. Ltd.	129,600	5,577,630
Tesco PLC	432,044	1,284,505
Thai President Foods PCL (a)	21,380	134,478
Total Produce PLC	372,364	1,086,425
United Natural Foods, Inc. (a)	48,307	2,299,413
Valor Holdings Co. Ltd.	19,800	476,376
Walgreens Boots Alliance, Inc.	971	73,077
Yaoko Co. Ltd.	40,100	1,951,604
		75,503,331
Food Products - 1.8%
Aryzta AG	56,008	1,508,590
Bakkafrost	13	529
Cranswick PLC	25,377	1,058,606
Dean Foods Co.	33,310	345,425
Devro PLC	100,005	320,192
Dutch Lady Milk Industries Bhd	3,300	53,379
Food Empire Holdings Ltd.	1,689,100	869,144
Fresh Del Monte Produce, Inc.	178,261	8,433,528
Hilton Food Group PLC	24,703	298,134
Inghams Group Ltd.	55,012	148,944
Ingredion, Inc.	901	129,420
Japan Meat Co. Ltd.	11,600	199,687
Kaveri Seed Co. Ltd.	2,464	19,984
Mitsui Sugar Co. Ltd.	14,600	622,171
Nam Yang Dairy Products	393	256,785
Natori Co. Ltd.	6,100	113,027
Origin Enterprises PLC	346,799	2,604,938
Pacific Andes International Holdings Ltd. (a)(b)	3,118,000	29,097
Pickles Corp.	3,700	65,089
Rocky Mountain Chocolate Factory, Inc.	17,913	221,942
S Foods, Inc.	16,100	702,362
Seaboard Corp.	1,634	7,085,024
Select Harvests Ltd.	186,610	759,370
The Hain Celestial Group, Inc. (a)	42,209	1,609,851
The J.M. Smucker Co.	3,863	490,176
Want Want China Holdings Ltd.	658,000	581,233
		28,526,627
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	3,459	130,473
Personal Products - 0.1%
Edgewell Personal Care Co. (a)	3,922	221,436
Natural Alternatives International, Inc. (a)	4,742	52,873
Sarantis SA	74,125	1,385,050
		1,659,359
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	60	21,305

TOTAL CONSUMER STAPLES		131,435,473

ENERGY - 3.3%
Energy Equipment & Services - 1.0%
AKITA Drilling Ltd. Class A (non-vtg.)	59,810	376,852
Bristow Group, Inc.	20,708	319,110
Cathedral Energy Services Ltd. (a)	49,299	62,926
Diamond Offshore Drilling, Inc. (a)	44,622	788,917
Divestco, Inc. (a)	107,216	5,230
Dril-Quip, Inc. (a)	65	3,357
Ensco PLC Class A	460,187	2,715,103
Fugro NV (Certificaten Van Aandelen) (a)	66,018	1,100,785
Geospace Technologies Corp. (a)	47,974	660,122
GulfMark Offshore, Inc. (a)	256	7,293
GulfMark Offshore, Inc. warrants 11/14/24 (a)	2,256	1,647
John Wood Group PLC	26,852	246,979
Liberty Oilfield Services, Inc. Class A (a)	239	5,291
National Oilwell Varco, Inc.	1,786	65,510
Oceaneering International, Inc.	8,610	178,055
Oil States International, Inc. (a)	96,065	3,074,080
PHX Energy Services Corp.(a)	50,802	99,126
Precision Drilling Corp. (a)	6,814	24,708
Prosafe ASA (a)	6,875	10,524
RigNet, Inc. (a)	2,244	37,026
Shinko Plantech Co. Ltd.	49,000	507,240
Solstad Offshore ASA (a)	76,587	53,648
Total Energy Services, Inc.	78,053	869,371
Unit Corp. (a)	180,421	4,371,601
		15,584,501
Oil, Gas & Consumable Fuels - 2.3%
Adams Resources & Energy, Inc.	5,684	252,938
Andeavor	48,160	5,208,986
Beach Energy Ltd.	658,622	689,933
Boardwalk Pipeline Partners, LP	27,425	344,458
Bonavista Energy Corp.	10,321	14,433
CNX Resources Corp. (a)	359	5,030
ConocoPhillips Co.	25,626	1,507,065
CONSOL Energy, Inc. (a)	1,927	62,493
Contango Oil & Gas Co. (a)	76,480	313,568
Denbury Resources, Inc. (a)	316,834	769,907
Enagas SA	3,445	93,883
Eni SpA	306,045	5,509,492
Fuji Kosan Co. Ltd.	23,600	144,353
Great Eastern Shipping Co. Ltd.	191,058	1,206,136
Hankook Shell Oil Co. Ltd.	1,873	669,682
HollyFrontier Corp.	4,117	197,451
International Seaways, Inc. (a)	855	14,270
James Fisher and Sons PLC	4,237	90,840
Kyungdong Invest Co. Ltd.	3,159	129,485
Marathon Oil Corp.	121,300	2,206,447
Marathon Petroleum Corp.	7,732	535,596
Murphy Oil Corp.	315,303	10,121,226
NACCO Industries, Inc. Class A	7,378	310,245
Newfield Exploration Co. (a)	14,724	466,162
QEP Resources, Inc. (a)	33	309
Star Petroleum Refining PCL	250,000	133,301
Thai Oil PCL (For. Reg.)	13,800	45,163
Uehara Sei Shoji Co. Ltd.	6,600	309,243
Warrior Metropolitan Coal, Inc.	62,562	1,749,859
Whitecap Resources, Inc.	17,840	130,392
Whiting Petroleum Corp. (a)	958	26,747
World Fuel Services Corp.	77,794	2,169,675
WPX Energy, Inc. (a)	40,334	594,120
		36,022,888

TOTAL ENERGY		51,607,389

FINANCIALS - 10.9%
Banks - 1.0%
ACNB Corp.	4,275	129,319
Associated Banc-Corp.	15,549	384,838
Bank Ireland Group PLC (a)	468,289	4,581,465
Bank of America Corp.	4,835	154,720
Bar Harbor Bankshares	1,500	42,045
Boston Private Financial Holdings, Inc.	7,118	109,617
Camden National Corp.	2,143	90,992
Cathay General Bancorp	26,763	1,170,614
Central Pacific Financial Corp.	5,435	160,713
Central Valley Community Bancorp	3,678	71,316
Codorus Valley Bancorp, Inc.	25,634	701,090
Cullen/Frost Bankers, Inc.	2,908	309,440
Dah Sing Banking Group Ltd.	67,200	158,923
Dimeco, Inc.	1,438	50,402
First Bancorp, Puerto Rico (a)	271,232	1,627,392
Hope Bancorp, Inc.	28,365	540,070
Huntington Bancshares, Inc.	9,601	155,344
KeyCorp	5,357	114,640
LCNB Corp.	12,153	236,984
Meridian Bank/Malvern, PA (a)	5,794	105,219
Northrim Bancorp, Inc.	5,027	168,153
OFG Bancorp	12,978	147,949
PNC Financial Services Group, Inc.	992	156,756
Regions Financial Corp.	6,271	120,591
SpareBank 1 SR-Bank ASA (primary capital certificate)	51,464	614,185
Sparebanken More (primary capital certificate)	8,431	300,760
Sparebanken Nord-Norge	96,587	814,403
Trico Bancshares	16,162	597,671
Van Lanschot NV (Bearer)	44,005	1,494,251
Wells Fargo & Co.	3,958	260,357
		15,570,219
Capital Markets - 0.5%
AllianceBernstein Holding LP	27,014	737,482
Ares Capital Corp.	1	16
Banca Generali SpA	4,857	181,871
Brighthouse Financial, Inc.	2,318	148,955
Close Brothers Group PLC	5,482	122,514
Cowen Group, Inc. Class A (a)	25,311	327,777
Franklin Resources, Inc.	42,100	1,785,461
GAMCO Investors, Inc. Class A	1	29
Invesco Ltd.	5,153	186,178
Lazard Ltd. Class A	14,094	825,486
Legg Mason, Inc.	6,260	266,801
State Street Corp.	9,985	1,100,047
Tullett Prebon PLC	22,805	171,612
Waddell & Reed Financial, Inc. Class A	101,346	2,330,958
		8,185,187
Consumer Finance - 1.0%
Aeon Credit Service (Asia) Co. Ltd.	518,000	412,538
Ally Financial, Inc.	14,030	417,673
Discover Financial Services	13,751	1,097,330
H&T Group PLC	19,997	99,375
Navient Corp.	9,245	131,741
Nicholas Financial, Inc. (a)	13,580	123,714
OneMain Holdings, Inc. (a)	6,900	225,699
Santander Consumer U.S.A. Holdings, Inc.	249,056	4,296,216
Synchrony Financial	225,759	8,958,117
		15,762,403
Diversified Financial Services - 0.4%
Far East Horizon Ltd.	90,000	96,988
Leucadia National Corp.	3,351	90,712
Ricoh Leasing Co. Ltd.	31,900	1,172,736
Scandinavian Tobacco Group A/S (c)	81,371	1,647,917
Varex Imaging Corp.	3,660	155,440
Voya Financial, Inc.	54,739	2,841,501
		6,005,294
Insurance - 7.1%
AEGON NV	1,988,343	13,587,335
AFLAC, Inc.	12,473	1,100,119
Allstate Corp.	650	64,201
April	85,106	1,711,746
ASR Nederland NV	23,241	1,015,691
Assurant, Inc.	112,528	10,294,061
Aub Group Ltd.	9,672	100,928
Axis Capital Holdings Ltd.	112,617	5,690,537
CNO Financial Group, Inc.	6,029	148,253
Employers Holdings, Inc.	3,585	152,004
FBD Holdings PLC (a)	5,400	71,737
Federated National Holding Co.	2,817	41,776
First American Financial Corp.	2,973	175,615
Genworth Financial, Inc. Class A (a)	287,630	880,148
Great-West Lifeco, Inc.	1,803	50,982
Hartford Financial Services Group, Inc.	104,344	6,131,253
Hiscox Ltd.	9,454	189,805
Hyundai Fire & Marine Insurance Co. Ltd.	4,036	174,864
Investors Title Co.	358	69,631
James River Group Holdings Ltd.	7,025	266,950
Lincoln National Corp.	212,973	17,634,164
MetLife, Inc.	31,850	1,531,030
National Western Life Group, Inc.	5,353	1,733,837
NN Group NV	48,052	2,267,040
Primerica, Inc.	5,392	544,592
Principal Financial Group, Inc.	1,990	134,524
RenaissanceRe Holdings Ltd.	69,783	8,872,211
Sony Financial Holdings, Inc.	108,300	1,991,939
The Travelers Companies, Inc.	1,100	164,912
Torchmark Corp.	6,284	570,901
Universal Insurance Holdings, Inc.	8,852	260,249
Unum Group	629,631	33,490,073
		111,113,108
Mortgage Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	602,880	6,354,355
MFA Financial, Inc.	11,850	84,846
Redwood Trust, Inc.	19,548	291,070
		6,730,271
Thrifts & Mortgage Finance - 0.5%
ASAX Co. Ltd.	4,000	71,163
Genworth MI Canada, Inc.	166,898	5,731,522
Genworth Mortgage Insurance Ltd.	257,890	604,721
Meridian Bancorp, Inc. Maryland	8,210	167,895
Nationstar Mortgage Holdings, Inc. (a)	19,513	346,161
		6,921,462

TOTAL FINANCIALS		170,287,944

HEALTH CARE - 13.5%
Biotechnology - 1.3%
Amgen, Inc.	109,913	20,449,314
Biogen, Inc. (a)	33	11,478
Gilead Sciences, Inc.	6,842	573,360
United Therapeutics Corp. (a)	429	55,341
		21,089,493
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	12,403	251,358
Arts Optical International Holdings Ltd.	932,000	268,068
Atrion Corp.	322	185,279
Boston Scientific Corp. (a)	12,132	339,211
Exactech, Inc. (a)	1,481	74,198
Hoshiiryou Sanki Co. Ltd.	11,100	435,893
Huvitz Co. Ltd.	1,185	15,120
Masimo Corp. (a)	875	82,460
Nakanishi, Inc.	26,000	1,416,332
Prim SA	53,307	688,306
ResMed, Inc.	3,654	368,287
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	32,000	23,685
Supermax Corp. Bhd	880,400	494,252
Techno Medica Co. Ltd.	1,400	24,618
Top Glove Corp. Bhd	32,800	77,943
Utah Medical Products, Inc.	15,306	1,379,071
Zimmer Biomet Holdings, Inc.	40,297	5,122,555
		11,246,636
Health Care Providers & Services - 10.4%
Aetna, Inc.	177,334	33,129,538
Almost Family, Inc. (a)	17,874	1,019,712
Anthem, Inc.	78,026	19,338,744
Centene Corp. (a)	1,195	128,152
DVx, Inc.	25,900	320,933
Hanger, Inc. (a)	92,916	1,475,506
Laboratory Corp. of America Holdings (a)	301	52,525
LHC Group, Inc. (a)	14,010	879,828
Lifco AB	24,844	1,001,024
Medica Sur SA de CV	12,525	26,764
MEDNAX, Inc. (a)	10,023	529,315
Patterson Companies, Inc.	922	33,091
Premier, Inc. (a)	5,682	184,381
Quest Diagnostics, Inc.	1,061	112,275
Ship Healthcare Holdings, Inc.	5,200	169,289
Sigma Healthcare Ltd.	169,998	122,601
The Ensign Group, Inc.	7,675	176,755
Tokai Corp.	12,500	304,784
Triple-S Management Corp. (a)	63,783	1,465,733
Tsukui Corp.	33,900	267,139
United Drug PLC (United Kingdom)	200,343	2,333,970
UnitedHealth Group, Inc.	409,026	96,849,177
Universal Health Services, Inc. Class B	7,611	924,737
WIN-Partners Co. Ltd.	93,100	1,301,012
		162,146,985
Health Care Technology - 0.1%
Addlife AB	14,200	327,974
Computer Programs & Systems, Inc.	5,375	160,981
HMS Holdings Corp. (a)	3,984	68,246
ND Software Co. Ltd.	45,900	544,851
Pharmagest Interactive	343	19,972
		1,122,024
Pharmaceuticals - 1.0%
Akorn, Inc. (a)	3,606	116,185
Bliss Gvs Pharma Ltd. (a)	172,327	557,704
Bristol-Myers Squibb Co.	1,689	105,731
Daewoong Co. Ltd.	13,112	236,551
Dawnrays Pharmaceutical Holdings Ltd.	451,000	258,862
DongKook Pharmaceutical Co. Ltd.	796	52,382
FDC Ltd. (a)	121,753	441,920
Fuji Pharma Co. Ltd.	15,800	594,536
Genomma Lab Internacional SA de CV (a)	163,693	179,861
Indivior PLC (a)	619,955	3,544,739
Jazz Pharmaceuticals PLC (a)	722	105,224
Korea United Pharm, Inc.	8,977	281,529
Kyung Dong Pharmaceutical Co. Ltd.	17,982	452,157
Lee's Pharmaceutical Holdings Ltd.	303,000	503,538
Novo Nordisk A/S Series B sponsored ADR	46,506	2,581,083
Phibro Animal Health Corp. Class A	5,444	185,368
Recordati SpA	81,259	3,699,530
Taro Pharmaceutical Industries Ltd. (a)	1,400	142,366
Torrent Pharmaceuticals Ltd.	5,619	120,443
Tsumura & Co.	21,800	734,790
Vivimed Labs Ltd. (a)	17,923	24,237
Whanin Pharmaceutical Co. Ltd.	652	14,962
		14,933,698

TOTAL HEALTH CARE		210,538,836

INDUSTRIALS - 7.8%
Aerospace & Defense - 0.1%
Aerojet Rocketdyne Holdings, Inc. (a)	12,462	342,705
Astronics Corp. (a)	3,023	134,826
Austal Ltd.	52,367	76,799
Engility Holdings, Inc. (a)	42,407	1,109,367
		1,663,697
Air Freight & Logistics - 0.0%
Air T, Inc. (a)	7,990	224,120
Airlines - 0.1%
Air New Zealand Ltd.	46,729	106,066
American Airlines Group, Inc.	18,533	1,006,713
JetBlue Airways Corp. (a)	17,762	370,515
United Continental Holdings, Inc. (a)	6,343	430,182
		1,913,476
Building Products - 0.1%
Continental Building Products, Inc. (a)	13,150	374,118
Gibraltar Industries, Inc. (a)	4,138	153,520
Kondotec, Inc.	65,300	635,137
		1,162,775
Commercial Services & Supplies - 0.6%
Aeon Delight Co. Ltd.	4,400	160,879
AJIS Co. Ltd.	33,200	937,094
Asia File Corp. Bhd	167,800	112,698
Calian Technologies Ltd.	24,445	617,882
Civeo Corp. (a)	497,788	1,742,258
Essendant, Inc.	85,224	771,277
Interface, Inc.	8,868	221,257
KAR Auction Services, Inc.	1,362	74,283
Knoll, Inc.	958	21,977
Lion Rock Group Ltd.	784,000	147,326
Mears Group PLC	32,875	186,710
Mitie Group PLC	565,011	1,421,553
Nac Co. Ltd.	24,100	228,559
NICE Total Cash Management Co., Ltd.	51,511	630,770
VICOM Ltd.	117,600	526,233
VSE Corp.	31,055	1,538,775
		9,339,531
Construction & Engineering - 1.2%
AECOM (a)	281,436	11,006,962
Arcadis NV	87,621	1,991,869
Boustead Projs. Pte Ltd.	38,400	25,760
Boustead Singapore Ltd.	155,500	97,795
C-Cube Corp.	11,900	76,523
Daiichi Kensetsu Corp.	63,900	1,067,079
EMCOR Group, Inc.	2,000	162,560
Geumhwa PSC Co. Ltd.	6,800	277,455
Jacobs Engineering Group, Inc.	8,633	599,648
KBR, Inc.	18,980	386,053
Kyeryong Construction Industrial Co. Ltd. (a)	25,287	453,835
Meisei Industrial Co. Ltd.	44,800	323,017
Mirait Holdings Corp.	23,000	340,887
Nippon Rietec Co. Ltd.	43,400	531,988
Quanta Services, Inc. (a)	2,340	90,067
Severfield PLC	115,252	135,494
Shinnihon Corp.	65,700	621,696
Sterling Construction Co., Inc. (a)	19,181	267,575
Toshiba Plant Systems & Services Corp.	6,400	126,242
		18,582,505
Electrical Equipment - 0.6%
Aichi Electric Co. Ltd.	12,700	412,023
Aros Quality Group AB	30,254	812,031
AZZ, Inc.	47,712	2,170,896
Bharat Heavy Electricals Ltd.	1,151,966	1,816,032
Chiyoda Integre Co. Ltd.	13,300	318,756
Eaton Corp. PLC	901	75,657
Generac Holdings, Inc. (a)	3,533	172,870
Hammond Power Solutions, Inc. Class A	18,834	141,944
Korea Electric Terminal Co. Ltd.	26,224	1,706,112
Regal Beloit Corp.	1,697	132,196
Servotronics, Inc.	5,724	59,816
TKH Group NV (depositary receipt)	31,912	2,121,669
		9,940,002
Industrial Conglomerates - 1.4%
Carr's Group PLC	82,708	167,929
DCC PLC (United Kingdom)	192,830	20,274,125
Mytilineos Holdings SA (a)	34,764	435,929
Reunert Ltd.	69,126	435,602
		21,313,585
Machinery - 1.7%
Aalberts Industries NV	286,500	15,650,979
Allison Transmission Holdings, Inc.	19,257	851,930
ASL Marine Holdings Ltd. (a)	1,834,800	174,836
Cummins, Inc.	838	157,544
Flowserve Corp.	6,600	299,112
Global Brass & Copper Holdings, Inc.	1,673	53,787
Haitian International Holdings Ltd.	291,000	909,532
Hurco Companies, Inc.	3,200	144,480
Hyster-Yale Materials Handling Class A	20,416	1,729,031
Ihara Science Corp.	36,800	845,888
Jaya Holdings Ltd. (a)(b)	47,300	1,046
Kyowakogyosyo Co. Ltd.	1,900	140,958
Luxfer Holdings PLC sponsored	12,047	174,200
Maruzen Co. Ltd.	59,000	1,432,002
Miller Industries, Inc.	3,376	87,945
Mincon Group PLC	80,762	121,327
Nadex Co. Ltd.	29,700	430,197
Nakano Refrigerators Co. Ltd.	900	38,000
Nitchitsu Co. Ltd.	2,200	46,562
Rexnord Corp. (a)	8,656	243,320
Semperit AG Holding	19,334	480,083
Takamatsu Machinery Co. Ltd.	15,000	192,940
Techno Smart Corp.	22,500	380,474
Tocalo Co. Ltd.	29,200	1,466,706
Trinity Industrial Corp.	30,000	313,367
		26,366,246
Marine - 0.0%
SITC International Holdings Co. Ltd.	177,000	203,639
Tokyo Kisen Co. Ltd.	30,000	241,368
		445,007
Professional Services - 0.4%
Akka Technologies SA	18,862	1,184,957
Asiakastieto Group Oyj (c)	3,092	86,759
Boardroom Ltd.	95,600	47,370
CBIZ, Inc. (a)	6,514	107,481
Clarius Group Ltd. (a)	103,109	8,724
ICF International, Inc. (a)	2,897	153,831
McMillan Shakespeare Ltd.	88,248	1,247,985
Robert Half International, Inc.	3,900	225,732
SHL-JAPAN Ltd.	3,800	80,058
Stantec, Inc.	78,368	2,279,681
Synergie SA	5,175	308,401
TrueBlue, Inc. (a)	18,803	514,262
		6,245,241
Road & Rail - 0.8%
Alps Logistics Co. Ltd.	105,800	960,941
AMERCO	500	182,540
Avis Budget Group, Inc. (a)	15,210	683,842
Chilled & Frozen Logistics Holdings Co. Ltd.	51,100	755,747
CSX Corp.	5,110	290,095
Daqin Railway Co. Ltd. (A Shares)	974,007	1,494,588
Hamakyorex Co. Ltd.	46,300	1,600,705
Higashi Twenty One Co. Ltd.	9,300	36,799
Norfolk Southern Corp.	1,966	296,630
Roadrunner Transportation Systems, Inc. (a)	150,253	836,909
Sakai Moving Service Co. Ltd.	46,200	2,214,336
Trancom Co. Ltd.	31,700	2,361,288
Universal Logistics Holdings, Inc.	55,414	1,288,376
		13,002,796
Trading Companies & Distributors - 0.7%
AddTech AB (B Shares)	51,224	1,263,715
AerCap Holdings NV (a)	9,726	526,177
Alconix Corp.	86,994	2,010,239
Goodfellow, Inc. (a)	29,354	186,147
HD Supply Holdings, Inc. (a)	19,593	761,972
HERIGE	2,519	132,917
Houston Wire & Cable Co. (a)	2,904	20,328
KS Energy Services Ltd. (a)	488,900	12,672
Lumax International Corp. Ltd.	29,000	57,544
Meiwa Corp.	63,600	293,896
Mitani Shoji Co. Ltd.	30,600	1,477,642
MRC Global, Inc. (a)	20,347	365,839
Otec Corp.	4,600	73,982
Parker Corp.	84,000	561,112
Richelieu Hardware Ltd.	32,065	827,173
Senshu Electric Co. Ltd.	33,200	976,370
Strongco Corp. (a)	31,363	52,272
Tanaka Co. Ltd.	1,300	10,041
TECHNO ASSOCIE Co. Ltd.	10,600	134,179
Titan Machinery, Inc. (a)	33,976	730,144
Totech Corp.	38,600	1,152,628
		11,626,989
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd.	52,500	354,488
Meiko Transportation Co. Ltd.	34,000	391,796
Qingdao Port International Co. Ltd. (c)	186,000	136,956
Sinwa Ltd.	828,200	151,523
		1,034,763

TOTAL INDUSTRIALS		122,860,733

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.1%
ADTRAN, Inc.	6,513	104,208
Black Box Corp.	62,158	217,553
Cisco Systems, Inc.	3,264	135,587
CommScope Holding Co., Inc. (a)	9,456	365,285
F5 Networks, Inc. (a)	836	120,835
Juniper Networks, Inc.	6,553	171,361
		1,114,829
Electronic Equipment & Components - 3.8%
A&D Co. Ltd.	28,900	211,985
AAC Technology Holdings, Inc.	13,500	225,729
AVX Corp.	8,333	149,494
Beijer Electronics AB (a)	6,062	23,310
Bel Fuse, Inc. Class A	3,241	62,324
Casa Systems, Inc. (a)	3,797	72,485
CDW Corp.	9,745	728,829
CTS Corp.	14,800	407,000
Daido Signal Co. Ltd.	3,000	16,062
Elec & Eltek International Co. Ltd.	55,400	93,072
Elematec Corp.	49,200	1,204,567
ePlus, Inc. (a)	1,322	102,058
Excel Co. Ltd.	27,900	685,978
Fabrinet	1,844	45,750
Hi-P International Ltd.	636,600	960,869
IDIS Holdings Co. Ltd.	29,970	430,026
Image Sensing Systems, Inc. (a)	2,369	7,107
Insight Enterprises, Inc. (a)	2,031	75,391
Intelligent Digital Integrated Security Co. Ltd.	33,716	242,991
Isra Vision AG	13,826	3,213,413
Jabil, Inc.	22,807	579,982
Keysight Technologies, Inc. (a)	111,933	5,229,510
Kingboard Chemical Holdings Ltd.	3,173,500	17,464,564
Kingboard Laminates Holdings Ltd.	151,500	266,875
Mesa Laboratories, Inc.	9,442	1,336,137
Muramoto Electronic Thailand PCL (For. Reg.)	51,800	385,358
Nippo Ltd. (a)	30,800	158,278
PAX Global Technology Ltd.	151,000	73,351
Philips Lighting NV (c)	4,297	169,118
Pinnacle Technology Holdings Ltd.	297,900	438,316
Plexus Corp. (a)	4,278	255,611
Redington India Ltd.	9,512	26,713
ScanSource, Inc. (a)	88,437	3,024,545
Shibaura Electronics Co. Ltd.	23,500	1,328,144
Sigmatron International, Inc. (a)	8,141	72,781
SYNNEX Corp.	112,680	13,829,216
Tomen Devices Corp.	23,300	688,260
Tripod Technology Corp.	31,000	99,865
TTM Technologies, Inc. (a)	45,548	751,087
UKC Holdings Corp.	48,200	1,028,033
VST Holdings Ltd.	4,464,000	2,368,200
Wayside Technology Group, Inc.	5,157	74,003
Wireless Telecom Group, Inc. (a)	14,052	31,476
Yageo Corp.	8,000	106,102
		58,743,965
Internet Software & Services - 0.2%
Akamai Technologies, Inc. (a)	1,823	122,123
Alphabet, Inc.:
Class A (a)	84	99,306
Class C (a)	274	320,564
Aucnet, Inc.	7,700	107,530
eBay, Inc. (a)	3,593	145,804
Gabia, Inc.	36,526	235,587
j2 Global, Inc.	6,479	518,255
Liquidity Services, Inc. (a)	10,751	51,605
Moneysupermarket.com Group PLC	26,085	125,407
MongoDB, Inc. Class A	1,742	47,226
NetGem SA	31,431	107,704
Softbank Technology Corp.	10,400	201,192
Web.com Group, Inc. (a)	23,162	538,517
Yahoo! Japan Corp.	114,700	553,241
		3,174,061
IT Services - 4.1%
ALTEN	26,770	2,712,082
Amdocs Ltd.	272,904	18,666,634
Argo Graphics, Inc.	16,000	545,539
CACI International, Inc. Class A (a)	1,322	185,807
Computer Services, Inc.	10,779	501,224
CSE Global Ltd.	1,506,400	419,146
CSRA, Inc.	191,812	6,383,503
Data#3 Ltd.	113,874	148,651
DXC Technology Co.	2,949	293,573
E-Credible Co. Ltd.	4,238	58,828
eClerx Services Ltd.	67,105	1,593,480
EOH Holdings Ltd.	275,992	1,491,062
Estore Corp.	10,600	97,618
Euronet Worldwide, Inc. (a)	3,705	347,788
EVERTEC, Inc.	66,564	1,041,727
ExlService Holdings, Inc. (a)	6,976	423,792
First Data Corp. Class A (a)	19,178	339,451
Genpact Ltd.	5,113	173,535
GetBusy PLC	960	498
HIQ International AB	20,738	180,012
Indra Sistemas (a)	484,300	7,119,187
Know IT AB	59,706	1,260,813
Leidos Holdings, Inc.	28,854	1,921,676
Luxoft Holding, Inc. (a)	3,835	220,704
Maximus, Inc.	9,984	680,709
Net 1 UEPS Technologies, Inc. (a)	19,204	231,024
Perficient, Inc. (a)	8,842	171,270
Rolta India Ltd. (a)	101,146	108,052
Societe Pour L'Informatique Industrielle SA	61,347	1,888,901
Softcreate Co. Ltd.	24,500	330,625
Sword Group	7,944	367,392
The Western Union Co.	664,951	13,824,331
TravelSky Technology Ltd. (H Shares)	71,000	222,821
Worldpay, Inc. (a)	1,930	154,998
		64,106,453
Semiconductors & Semiconductor Equipment - 0.8%
Axell Corp.	30,900	246,880
Boe Varitronix Ltd.	256,000	134,174
Cirrus Logic, Inc. (a)	1,723	85,409
Diodes, Inc. (a)	7,967	224,590
Entegris, Inc.	15,168	493,718
Integrated Device Technology, Inc. (a)	20,929	625,777
KLA-Tencor Corp.	617	67,747
Kulicke & Soffa Industries, Inc. (a)	129	2,968
Lasertec Corp.	2,600	93,132
Leeno Industrial, Inc.	22,477	1,285,847
Melexis NV	72,200	7,601,464
Miraial Co. Ltd.	7,500	154,524
Nanometrics, Inc. (a)	12,416	307,544
ON Semiconductor Corp. (a)	28,360	701,626
Trio-Tech International (a)	9,340	60,803
United Microelectronics Corp.	190,000	92,621
		12,178,824
Software - 3.9%
Activision Blizzard, Inc.	6,510	482,586
AdaptIT Holdings Ltd.	93,387	82,774
ANSYS, Inc. (a)	164,659	26,617,127
Aspen Technology, Inc. (a)	5,161	399,719
Ebix, Inc.	102,840	8,443,164
ICT Automatisering NV	20,147	372,701
InfoVine Co. Ltd.	2,756	70,974
init innovation in traffic systems AG	4,307	99,996
Jorudan Co. Ltd.	16,000	157,078
KPIT Cummins Infosystems Ltd.	337,161	1,122,455
KSK Co., Ltd.	19,600	319,180
Micro Focus International PLC	8,393	256,211
Micro Focus International PLC sponsored ADR	29,013	877,353
Nucleus Software Exports Ltd. (a)	40,539	277,478
Oracle Corp.	392,416	20,244,741
Pegasystems, Inc.	5,830	296,456
Playtech Ltd.	9,815	110,428
Pro-Ship, Inc.	9,300	197,285
RealPage, Inc. (a)	9,792	487,152
Reckon Ltd.	3,263	3,983
Vitec Software Group AB	32,159	340,367
Zensar Technologies Ltd.	29,970	449,574
		61,708,782
Technology Hardware, Storage & Peripherals - 4.5%
Hewlett Packard Enterprise Co.	213,078	3,494,479
HP, Inc.	299,982	6,995,580
Seagate Technology LLC	1,018,569	56,225,009
Super Micro Computer, Inc. (a)	21,078	481,105
TPV Technology Ltd.	2,826,000	400,997
Western Digital Corp.	1,750	155,715
Xerox Corp.	93,423	3,188,527
		70,941,412

TOTAL INFORMATION TECHNOLOGY		271,968,326

MATERIALS - 3.1%
Chemicals - 2.3%
Axalta Coating Systems Ltd. (a)	19,218	605,367
C. Uyemura & Co. Ltd.	16,000	1,259,863
Cabot Corp.	920	62,229
Chase Corp.	28,773	3,232,647
Core Molding Technologies, Inc.	20,138	418,870
Deepak Fertilisers and Petrochemicals Corp. Ltd.	149,849	939,621
Deepak Nitrite Ltd. (a)	112,387	491,737
EcoGreen International Group Ltd.	2,038,000	401,209
FMC Corp.	55,237	5,044,795
Fujikura Kasei Co., Ltd.	100,300	642,600
Fuso Chemical Co. Ltd.	27,800	800,580
Gujarat Narmada Valley Fertilizers Co.	224,774	1,698,006
Honshu Chemical Industry Co. Ltd.	30,900	412,389
Huntsman Corp.	9,403	325,062
Innospec, Inc.	29,989	2,153,210
JSR Corp.	9,200	218,685
K&S AG	38,169	1,071,933
KPC Holdings Corp.	1,425	89,379
KPX Green Chemical Co. Ltd.	9,366	38,084
Miwon Chemicals Co. Ltd.	2,064	111,709
Miwon Commercial Co. Ltd. (a)	518	106,525
Muto Seiko Co. Ltd. (a)	10,000	164,279
Nihon Parkerizing Co. Ltd.	11,400	198,142
Nippon Soda Co. Ltd.	66,000	454,654
Nutrien Ltd. (a)	24,368	1,274,862
Olin Corp.	2,121	79,071
PolyOne Corp.	1,513	65,755
SK Kaken Co. Ltd.	13,000	1,485,026
Soken Chemical & Engineer Co. Ltd.	24,700	541,165
T&K Toka Co. Ltd.	56,800	763,604
Terra Nitrogen Co. LP	265	21,560
Thai Carbon Black PCL (For. Reg.) (a)	478,800	913,420
Thai Rayon PCL:
(For. Reg.)	100,700	184,070
NVDR	12,900	23,580
UPL Ltd. (a)	32,780	387,857
Victrex PLC	383	13,878
Westlake Chemical Corp.	3,418	384,867
Yara International ASA	173,898	8,357,769
Yip's Chemical Holdings Ltd.	1,042,000	387,621
		35,825,680
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	27,250	199,833
Mitani Sekisan Co. Ltd.	62,100	1,449,456
RHI Magnesita NV (a)	2,511	162,112
		1,811,401
Containers & Packaging - 0.3%
AMVIG Holdings Ltd.	128,000	33,707
Berry Global Group, Inc. (a)	7,668	453,869
Chuoh Pack Industry Co. Ltd.	15,600	220,772
Kohsoku Corp.	64,400	797,886
Owens-Illinois, Inc. (a)	3,221	74,792
Pact Group Holdings Ltd.	27,692	118,265
Samhwa Crown & Closure Co. Ltd.	1,638	78,853
Sealed Air Corp.	4,333	205,168
Silgan Holdings, Inc.	12,872	384,744
The Pack Corp.	65,100	2,245,453
UFP Technologies, Inc. (a)	3,509	102,287
		4,715,796
Metals & Mining - 0.4%
Alcoa Corp. (a)	10,377	539,812
Ausdrill Ltd.	85,088	178,952
Chubu Steel Plate Co. Ltd.	17,300	147,163
Cliffs Natural Resources, Inc. (a)	148,895	1,019,931
Compania de Minas Buenaventura SA sponsored ADR	94,193	1,453,398
Freeport-McMoRan, Inc. (a)	7,789	151,886
Granges AB	15,862	166,875
Hill & Smith Holdings PLC	39,286	668,805
Newmont Mining Corp.	3,100	125,581
Orosur Mining, Inc. (a)	110,421	16,608
Orvana Minerals Corp. (a)	28,384	4,846
Pacific Metals Co. Ltd. (a)	14,100	463,695
Steel Dynamics, Inc.	2,778	126,121
Tohoku Steel Co. Ltd.	23,200	519,854
Tokyo Tekko Co. Ltd.	28,200	510,138
Universal Stainless & Alloy Products, Inc. (a)	3,225	83,108
Webco Industries, Inc. (a)(b)	312	28,080
Worthington Industries, Inc.	2,919	136,492
		6,341,345
Paper & Forest Products - 0.0%
Kapstone Paper & Packaging Corp.	492	17,043
Louisiana-Pacific Corp. (a)	3,865	114,443
Western Forest Products, Inc.	76,561	178,020
		309,506

TOTAL MATERIALS		49,003,728

REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.2%
CBL & Associates Properties, Inc.	3,736	20,772
Colony NorthStar, Inc.	37,786	339,318
Corporate Office Properties Trust (SBI)	4,399	120,093
Corrections Corp. of America	48,410	1,123,596
Four Corners Property Trust, Inc.	8,477	200,057
Healthcare Realty Trust, Inc.	4,178	124,797
Nsi NV	309	13,658
Spirit Realty Capital, Inc.	3,678	30,049
Store Capital Corp.	7,890	193,384
Ventas, Inc.	1,854	103,768
VEREIT, Inc.	148,826	1,071,547
WP Glimcher, Inc.	7,269	47,830
		3,388,869
Real Estate Management & Development - 0.7%
Anabuki Kosan, Inc.	1,700	51,652
BUWOG AG	5,748	206,243
CBRE Group, Inc. (a)	3,376	154,249
Century21 Real Estate Japan Ltd.	3,500	44,774
Devine Ltd. (a)	65,343	20,008
IMMOFINANZ Immobilien Anlagen AG	40,216	102,956
Leopalace21 Corp.	177,300	1,472,920
LSL Property Services PLC	53,529	214,329
Relo Holdings Corp.	275,000	8,166,659
Selvaag Bolig ASA	45,807	202,328
Servcorp Ltd.	16,985	77,466
Sino Land Ltd.	109,184	201,266
Tejon Ranch Co. (a)	17,531	382,351
Wing Tai Holdings Ltd.	67,630	124,763
		11,421,964

TOTAL REAL ESTATE		14,810,833

UTILITIES - 0.6%
Electric Utilities - 0.4%
Exelon Corp.	122,646	4,723,097
FirstEnergy Corp.	163	5,363
PG&E Corp.	17,308	734,378
PPL Corp.	3,990	127,161
		5,589,999
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	330	11,568
GAIL India Ltd.	74,925	564,177
Hokuriku Gas Co.	6,200	184,169
K&O Energy Group, Inc.	21,900	355,538
Keiyo Gas Co. Ltd.	25,000	142,068
South Jersey Industries, Inc.	9,614	283,036
Star Gas Partners LP	11,005	117,533
		1,658,089
Independent Power and Renewable Electricity Producers - 0.1%
Mega First Corp. Bhd	1,124,162	1,080,648
Mega First Corp. Bhd warrants 4/8/20 (a)	124,502	60,639
The AES Corp.	10,000	115,600
		1,256,887
Multi-Utilities - 0.0%
CMS Energy Corp.	12,524	560,449
Water Utilities - 0.0%
Manila Water Co., Inc.	234,500	129,175

TOTAL UTILITIES		9,194,599

TOTAL COMMON STOCKS
(Cost $1,286,697,011)		1,414,213,738

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Alpargatas SA (PN)	17,700	88,778
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	184	37,925
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 7.50% (b)(c)	296	10,360
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Steel Partners Holdings LP Series A, 6.00%	6,274	130,562
MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	63,914	1,076,019
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,288,815)		1,343,644
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp. 8.25% 2/28/27 (c)
(Cost $155,453)	$191,661	157,162
	Shares	Value

Money Market Funds - 9.4%
Fidelity Cash Central Fund, 1.39% (d)
(Cost $146,890,011)	146,860,639	146,890,011
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,435,031,290)		1,562,604,555
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,045,934
NET ASSETS - 100%		$1,563,650,489

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,208,272 or 0.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$592,853
Fidelity Securities Lending Cash Central Fund	645
Total	$593,498

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$382,594,655	$333,924,586	$48,670,069	$--
Consumer Staples	131,473,398	95,942,855	35,501,446	29,097
Energy	51,617,749	45,137,061	6,470,328	10,360
Financials	170,418,506	153,595,333	16,823,173	--
Health Care	210,538,836	204,424,659	6,114,177	--
Industrials	122,860,733	96,105,098	26,754,589	1,046
Information Technology	271,968,326	263,550,574	8,417,752	--
Materials	50,079,747	36,756,263	13,295,404	28,080
Real Estate	14,810,833	5,074,828	9,736,005	--
Utilities	9,194,599	8,512,824	681,775	--
Corporate Bonds	157,162	--	157,162	--
Money Market Funds	146,890,011	146,890,011	--	--
Total Investments in Securities:	$1,562,604,555	$1,389,914,092	$172,621,880	$68,583

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$45,203,571
Level 2 to Level 1	$10,613

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	57.3%
Japan	10.2%
Ireland	5.9%
United Kingdom	5.8%
Canada	4.1%
Netherlands	2.8%
Cayman Islands	2.1%
Bermuda	1.9%
Bailiwick of Guernsey	1.2%
Greece	1.0%
Others (Individually Less Than 1%)	7.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,288,141,279)	$1,415,714,544
Fidelity Central Funds (cost $146,890,011)	146,890,011
Total Investment in Securities (cost $1,435,031,290)		$1,562,604,555
Cash		53,127
Foreign currency held at value (cost $229,500)		229,499
Receivable for investments sold		658,818
Receivable for fund shares sold		1,503,035
Dividends receivable		537,308
Interest receivable		6,731
Distributions receivable from Fidelity Central Funds		177,858
Other receivables		457
Total assets		1,565,771,388
Liabilities
Payable for investments purchased	$276,960
Payable for fund shares redeemed	1,221,305
Accrued management fee	622,620
Other payables and accrued expenses	14
Total liabilities		2,120,899
Net Assets		$1,563,650,489
Net Assets consist of:
Paid in capital		$1,436,138,348
Undistributed net investment income		563,692
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(631,914)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		127,580,363
Net Assets, for 133,594,469 shares outstanding		$1,563,650,489
Net Asset Value, offering price and redemption price per share ($1,563,650,489 ÷ 133,594,469 shares)		$11.70

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$6,901,356
Interest		4,740
Income from Fidelity Central Funds		593,498
Total income		7,499,594
Expenses
Management fee	$2,004,353
Independent trustees' fees and expenses	988
Total expenses before reductions	2,005,341
Expense reductions	(921)	2,004,420
Net investment income (loss)		5,495,174
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	289,103
Fidelity Central Funds	(19)
Foreign currency transactions	16,730
Total net realized gain (loss)		305,814
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	126,464,668
Assets and liabilities in foreign currencies	7,224
Total change in net unrealized appreciation (depreciation)		126,471,892
Net gain (loss)		126,777,706
Net increase (decrease) in net assets resulting from operations		$132,272,880

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period May 26, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,495,174	$(3,045)
Net realized gain (loss)	305,814	(161)
Change in net unrealized appreciation (depreciation)	126,471,892	1,108,471
Net increase (decrease) in net assets resulting from operations	132,272,880	1,105,265
Distributions to shareholders from net investment income	(4,957,186)	–
Distributions to shareholders from net realized gain	(908,817)	–
Total distributions	(5,866,003)	–
Share transactions
Proceeds from sales of shares	1,057,885,265	458,673,032
Reinvestment of distributions	5,866,003	–
Cost of shares redeemed	(85,977,727)	(308,226)
Net increase (decrease) in net assets resulting from share transactions	977,773,541	458,364,806
Total increase (decrease) in net assets	1,104,180,418	459,470,071
Net Assets
Beginning of period	459,470,071	–
End of period	$1,563,650,489	$459,470,071
Other Information
Undistributed net investment income end of period	$563,692	$25,704
Shares
Sold	95,984,739	44,928,008
Issued in reinvestment of distributions	531,341	–
Redeemed	(7,819,489)	(30,130)
Net increase (decrease)	88,696,591	44,897,878

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Low-Priced Stock K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.23	$10.00
Income from Investment Operations
Net investment income (loss)B	.08	–C
Net realized and unrealized gain (loss)	1.46	.23
Total from investment operations	1.54	.23
Distributions from net investment income	(.06)	–
Distributions from net realized gain	(.01)	–
Total distributions	(.07)	–
Net asset value, end of period	$11.70	$10.23
Total ReturnD,E	15.11%	2.30%
Ratios to Average Net AssetsF,G
Expenses before reductions	.50%H	.50%H
Expenses net of fee waivers, if any	.50%H	.50%H
Expenses net of all reductions	.50%H	.50%H
Net investment income (loss)	1.38%H	(.14)%H
Supplemental Data
Net assets, end of period (000 omitted)	$1,563,650	$459,470
Portfolio turnover rateI,J	7%H	3%K

 A For the period May 26, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Low-Priced Stock K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,143,279
Gross unrealized depreciation	(21,714,868)
Net unrealized appreciation (depreciation)	$127,428,411
Tax cost	$1,435,176,144

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $167,353,282 and $18,545,975, respectively.

Exchanges In-Kind. During the period, unaffiliated entities completed exchanges in-kind with the Fund. The unaffiliated entities delivered investments and cash, including accrued interest, valued at $824,575,518 in exchange for 74,819,730 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,592 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $456,637,585 in exchange for 44,724,543 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $645. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $829 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $92.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.50%	$1,000.00	$1,151.10	$2.71
Hypothetical-C		$1,000.00	$1,022.68	$2.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Value Discovery K6 Fund Semi-Annual Report January 31, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2018

% of fund's net assets
JPMorgan Chase & Co.	4.5
Berkshire Hathaway, Inc. Class B	4.0
Wells Fargo & Co.	3.7
Amgen, Inc.	2.3
CVS Health Corp.	2.2
U.S. Bancorp	2.0
Time Warner, Inc.	1.9
United Technologies Corp.	1.8
Cisco Systems, Inc.	1.8
Verizon Communications, Inc.	1.8
26.0

Top Five Market Sectors as of January 31, 2018

% of fund's net assets
Financials	29.5
Health Care	13.5
Consumer Discretionary	11.8
Consumer Staples	9.7
Energy	7.9

Asset Allocation (% of fund's net assets)

As of January 31, 2018 *
Stocks	97.4%
Short-Term Investments and Net Other Assets (Liabilities)	2.6%

 * Foreign investments - 19.0%

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Leisure Products - 0.4%
Vista Outdoor, Inc. (a)	86,645	$1,312,672
Media - 9.3%
CBS Corp. Class B	44,789	2,580,294
Cinemark Holdings, Inc.	60,854	2,239,427
Entercom Communications Corp. Class A	160,400	1,772,420
Interpublic Group of Companies, Inc.	179,700	3,933,633
Lions Gate Entertainment Corp. Class B (a)	136,084	4,354,688
The Walt Disney Co.	33,600	3,651,312
Time Warner, Inc.	68,975	6,576,766
Twenty-First Century Fox, Inc. Class A	137,817	5,085,447
WPP PLC	148,500	2,689,335
		32,883,322
Textiles, Apparel & Luxury Goods - 2.1%
Christian Dior SA	6,515	2,520,438
PVH Corp.	31,453	4,877,731
		7,398,169

TOTAL CONSUMER DISCRETIONARY		41,594,163

CONSUMER STAPLES - 9.7%
Beverages - 1.4%
C&C Group PLC	520,900	1,949,871
PepsiCo, Inc.	26,338	3,168,461
		5,118,332
Food & Staples Retailing - 3.1%
CVS Health Corp.	98,811	7,775,438
Sysco Corp.	50,652	3,184,491
		10,959,929
Food Products - 3.5%
Campbell Soup Co.	38,000	1,768,900
Kellogg Co.	45,841	3,122,231
Seaboard Corp.	323	1,400,528
The J.M. Smucker Co.	47,449	6,020,804
		12,312,463
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	38,100	2,199,213
Tobacco - 1.1%
British American Tobacco PLC:
(United Kingdom)	28,037	1,916,236
sponsored ADR	27,006	1,839,109
		3,755,345

TOTAL CONSUMER STAPLES		34,345,282

ENERGY - 7.9%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	113,800	3,658,670
Dril-Quip, Inc. (a)	21,800	1,125,970
		4,784,640
Oil, Gas & Consumable Fuels - 6.6%
Chevron Corp.	46,873	5,875,531
FLEX LNG Ltd. (a)	771,722	1,156,247
GasLog Ltd.	34,262	692,092
GasLog Partners LP	105,178	2,492,719
Golar LNG Partners LP	97,760	2,145,832
Hoegh LNG Partners LP	61,906	1,135,975
Phillips 66 Co.	34,654	3,548,570
Suncor Energy, Inc.	55,987	2,028,277
Teekay Corp. (b)	157,900	1,288,464
Teekay LNG Partners LP	104,000	2,054,000
Teekay Offshore Partners LP	308,700	771,750
		23,189,457

TOTAL ENERGY		27,974,097

FINANCIALS - 29.5%
Banks - 12.9%
JPMorgan Chase & Co.	136,584	15,798,672
PNC Financial Services Group, Inc.	30,320	4,791,166
SunTrust Banks, Inc.	66,304	4,687,693
U.S. Bancorp	124,895	7,136,500
Wells Fargo & Co.	199,999	13,155,934
		45,569,965
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	17,828	4,775,943
State Street Corp.	30,100	3,316,117
		8,092,060
Consumer Finance - 3.2%
Capital One Financial Corp.	29,632	3,080,543
Discover Financial Services	48,075	3,836,385
Synchrony Financial	107,768	4,276,234
		11,193,162
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	66,704	14,300,004
Cannae Holdings, Inc. (a)	39,568	688,879
Standard Life PLC	293,914	1,775,670
		16,764,553
Insurance - 4.5%
Allstate Corp.	33,452	3,304,054
Chubb Ltd.	22,235	3,471,995
FNF Group	48,465	1,889,166
Prudential PLC	109,934	2,975,923
The Travelers Companies, Inc.	27,243	4,084,271
		15,725,409
Mortgage Real Estate Investment Trusts - 1.9%
AGNC Investment Corp.	125,025	2,349,220
Annaly Capital Management, Inc.	233,024	2,456,073
MFA Financial, Inc.	259,926	1,861,070
		6,666,363

TOTAL FINANCIALS		104,011,512

HEALTH CARE - 13.5%
Biotechnology - 3.4%
Amgen, Inc.	44,768	8,329,086
Shire PLC sponsored ADR	26,832	3,757,553
		12,086,639
Health Care Providers & Services - 4.0%
Aetna, Inc.	16,527	3,087,574
Anthem, Inc.	14,322	3,549,708
Cigna Corp.	23,249	4,843,929
McKesson Corp.	15,638	2,640,945
		14,122,156
Pharmaceuticals - 6.1%
Allergan PLC	23,940	4,315,424
Bayer AG	33,747	4,422,118
Johnson & Johnson	42,767	5,909,972
Pfizer, Inc.	109,800	4,066,992
Sanofi SA sponsored ADR	64,801	2,846,708
		21,561,214

TOTAL HEALTH CARE		47,770,009

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.6%
Harris Corp.	17,936	2,858,640
United Technologies Corp.	46,072	6,358,397
		9,217,037
Machinery - 1.2%
Allison Transmission Holdings, Inc.	26,700	1,181,208
Deere & Co.	17,527	2,916,843
		4,098,051
Professional Services - 2.2%
Dun & Bradstreet Corp.	30,856	3,817,813
Nielsen Holdings PLC	103,944	3,888,545
		7,706,358
Road & Rail - 1.1%
Union Pacific Corp.	28,900	3,858,150

TOTAL INDUSTRIALS		24,879,596

INFORMATION TECHNOLOGY - 7.9%
Communications Equipment - 2.4%
Cisco Systems, Inc.	149,634	6,215,796
F5 Networks, Inc. (a)	16,400	2,370,456
		8,586,252
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	33,749	3,460,285
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	2,611	3,086,776
comScore, Inc. (a)	73,205	1,658,093
eBay, Inc. (a)	53,500	2,171,030
		6,915,899
IT Services - 1.9%
Amdocs Ltd.	33,051	2,260,688
Cognizant Technology Solutions Corp. Class A	31,856	2,484,131
The Western Union Co.	91,981	1,912,285
		6,657,104
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	13,562	2,270,686

TOTAL INFORMATION TECHNOLOGY		27,890,226

MATERIALS - 3.4%
Chemicals - 1.9%
LyondellBasell Industries NV Class A	37,055	4,440,671
Monsanto Co.	19,731	2,403,236
		6,843,907
Containers & Packaging - 1.5%
Ball Corp.	60,294	2,308,054
Graphic Packaging Holding Co.	172,870	2,791,851
		5,099,905

TOTAL MATERIALS		11,943,812

REAL ESTATE - 1.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. (a)	83,931	3,834,807
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	114,379	6,184,473
UTILITIES - 3.7%
Electric Utilities - 3.4%
Exelon Corp.	128,801	4,960,127
PPL Corp.	82,128	2,617,419
Xcel Energy, Inc.	95,649	4,365,420
		11,942,966
Gas Utilities - 0.3%
WGL Holdings, Inc.	11,920	1,003,902

TOTAL UTILITIES		12,946,868

TOTAL COMMON STOCKS
(Cost $314,019,588)		343,374,845

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.39% (c)	7,249,714	7,251,164
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	1,367,839	1,367,976
TOTAL MONEY MARKET FUNDS
(Cost $8,619,140)		8,619,140
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $322,638,728)		351,993,985
NET OTHER ASSETS (LIABILITIES) - 0.2%		736,254
NET ASSETS - 100%		$352,730,239

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,633
Fidelity Securities Lending Cash Central Fund	14,719
Total	$88,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$41,594,163	$38,904,828	$2,689,335	$--
Consumer Staples	34,345,282	30,229,833	4,115,449	--
Energy	27,974,097	27,974,097	--	--
Financials	104,011,512	101,035,589	2,975,923	--
Health Care	47,770,009	43,347,891	4,422,118	--
Industrials	24,879,596	24,879,596	--	--
Information Technology	27,890,226	27,890,226	--	--
Materials	11,943,812	11,943,812	--	--
Real Estate	3,834,807	3,834,807	--	--
Telecommunication Services	6,184,473	6,184,473	--	--
Utilities	12,946,868	12,946,868	--	--
Money Market Funds	8,619,140	8,619,140	--	--
Total Investments in Securities:	$351,993,985	$337,791,160	$14,202,825	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$3,862,024
Level 2 to Level 1	$0

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	81.0%
United Kingdom	3.1%
Marshall Islands	2.8%
Switzerland	2.0%
Bailiwick of Jersey	1.9%
Netherlands	1.8%
Canada	1.8%
Ireland	1.7%
France	1.5%
Germany	1.3%
Others (Individually Less Than 1%)	1.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2018 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,240,320) — See accompanying schedule: Unaffiliated issuers (cost $314,019,588)	$343,374,845
Fidelity Central Funds (cost $8,619,140)	8,619,140
Total Investment in Securities (cost $322,638,728)		$351,993,985
Receivable for investments sold		2,040,118
Receivable for fund shares sold		551,142
Dividends receivable		264,419
Distributions receivable from Fidelity Central Funds		16,263
Other receivables		2,997
Total assets		354,868,924
Liabilities
Payable for investments purchased	$422,305
Payable for fund shares redeemed	219,427
Accrued management fee	128,953
Collateral on securities loaned	1,368,000
Total liabilities		2,138,685
Net Assets		$352,730,239
Net Assets consist of:
Paid in capital		$326,056,073
Undistributed net investment income		74,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,756,262)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		29,356,157
Net Assets, for 31,328,256 shares outstanding		$352,730,239
Net Asset Value, offering price and redemption price per share ($352,730,239 ÷ 31,328,256 shares)		$11.26

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2018 (Unaudited)
Investment Income
Dividends		$3,131,595
Income from Fidelity Central Funds		88,352
Total income		3,219,947
Expenses
Management fee	$695,855
Independent trustees' fees and expenses	469
Total expenses before reductions	696,324
Expense reductions	(5,298)	691,026
Net investment income (loss)		2,528,921
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,747,108)
Fidelity Central Funds	(24)
Foreign currency transactions	(2,735)
Total net realized gain (loss)		(2,749,867)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	28,919,045
Assets and liabilities in foreign currencies	900
Total change in net unrealized appreciation (depreciation)		28,919,945
Net gain (loss)		26,170,078
Net increase (decrease) in net assets resulting from operations		$28,698,999

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2018 (Unaudited)	For the period May 25, 2017 (commencement of operations) to July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,528,921	$(3,565)
Net realized gain (loss)	(2,749,867)	(65)
Change in net unrealized appreciation (depreciation)	28,919,945	436,212
Net increase (decrease) in net assets resulting from operations	28,698,999	432,582
Distributions to shareholders from net investment income	(2,457,414)	–
Share transactions
Proceeds from sales of shares	62,875,293	297,284,469
Reinvestment of distributions	2,457,414	–
Cost of shares redeemed	(35,913,020)	(648,084)
Net increase (decrease) in net assets resulting from share transactions	29,419,687	296,636,385
Total increase (decrease) in net assets	55,661,272	297,068,967
Net Assets
Beginning of period	297,068,967	–
End of period	$352,730,239	$297,068,967
Other Information
Undistributed net investment income end of period	$74,271	$2,764
Shares
Sold	5,875,178	28,669,522
Issued in reinvestment of distributions	229,023	–
Redeemed	(3,383,031)	(62,436)
Net increase (decrease)	2,721,170	28,607,086

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Value Discovery K6 Fund

	Six months ended (Unaudited) January 31,	Years endedJuly 31,
	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.38	$10.00
Income from Investment Operations
Net investment income (loss)B	.09	–C
Net realized and unrealized gain (loss)	.87	.38
Total from investment operations	.96	.38
Distributions from net investment income	(.08)	–
Total distributions	(.08)	–
Net asset value, end of period	$11.26	$10.38
Total ReturnD,E	9.30%	3.80%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%H	.45%H
Expenses net of fee waivers, if any	.45%H	.45%H
Expenses net of all reductions	.45%H	.45%H
Net investment income (loss)	1.64%H	(.28)%H
Supplemental Data
Net assets, end of period (000 omitted)	$352,730	$297,069
Portfolio turnover rateI	31%H,J	- %J,K

 A For the period May 25, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2018

1. Organization.

Fidelity Value Discovery K6 Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2018, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$36,547,188
Gross unrealized depreciation	(7,270,959)
Net unrealized appreciation (depreciation)	$29,276,229
Tax cost	$322,717,756

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(76)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $60,488,653 and $46,035,551, respectively.

Exchanges In-Kind. During the period, unaffiliated entities completed an exchange in-kind with the Fund. The unaffiliated entities delivered investments and cash valued at $21,792,354 in exchange for 2,031,398 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .45% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1,562 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Prior Fiscal Year Exchanges In-Kind. During the prior period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $296,760,364 in exchange for 28,617,200 shares of the Fund. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets. The Fund recognized no gain or loss for federal income tax purposes.

6. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $14,719. During the period, there were no securities loaned to FCM.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $5,232 for the period.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $66.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2017 to January 31, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2017	Ending Account Value January 31, 2018	Expenses Paid During Period-B August 1, 2017 to January 31, 2018
Actual	.45%	$1,000.00	$1,093.00	$2.37
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FVDK6-SANN-0318
1.9884002.100

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 26, 2018